Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                        POST-EFFECTIVE AMENDMENT NO. 12 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                              PRINCIPAL INVESTORS FUND, INC.
                      f/k/a PRINCIPAL SPECIAL MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------

                         Telephone Number (515) 248-3842
                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JOHN W. BLOUCH
Des Moines, Iowa  50392                  Jones & Blouch, L.L.P.
                                         Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)
                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
              60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
         XXX 75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

Advisors  Select Class
Advisors Preferred Class

                         PRINCIPAL INVESTORS FUND, INC.

              This Prospectus describes a mutual fund organized by
                       Principal Life Insurance Company.

                 The date of this Prospectus is _______________.







                             SUBJECT TO COMPLETION.

                PRELIMINARY PROSPECTUS DATED: September 22, 2000.

     The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.






As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

Fund Descriptions..............................................................4
    Stable Funds
       High Quality Short-Term Bond Fund.......................................6
       Money Market Fund.......................................................8

    Conservative Funds

       Bond & Mortgage Securities Fund........................................10
       Government Securities Fund.............................................12
       High Quality Intermediate-Term Bond Fund...............................14
       High Quality Long-Term Bond Fund.......................................16

    Moderate Funds

       Balanced Fund..........................................................18
       LargeCap Blend Fund....................................................20
       LargeCap Growth Fund...................................................22
       LargeCap S&P 500 Index Fund............................................24
       LargeCap Value Fund....................................................26
       MidCap S&P 400 Index Fund..............................................28
       MidCap Value Fund......................................................30
       Partners LargeCap Blend Fund...........................................32
       Partners LargeCap Growth Fund I........................................34
       Partners LargeCap Growth Fund II.......................................36
       Partners LargeCap Value Fund...........................................38
       Partners MidCap Value Fund.............................................40
       Real Estate Fund.......................................................42

    Aggressive Funds

       MidCap Blend Fund......................................................44
       MidCap Growth Fund.....................................................46
       Partners MidCap Growth Fund............................................48
       Partners SmallCap Growth Fund I........................................50
       Partners SmallCap Growth Fund II.......................................52
       SmallCap Blend Fund....................................................54
       SmallCap Growth Fund...................................................56
       SmallCap S&P 600 Index Fund............................................58
       SmallCap Value Fund....................................................60
       Technology Fund........................................................62

    Dynamic Funds

       European Fund..........................................................64
       International Emerging Markets Fund....................................66
       International Fund I...................................................68
       International Fund II..................................................70
       International SmallCap Fund............................................72
       Pacific Basin Fund.....................................................74

General Information

    The Costs of Investing....................................................76
    Certain Investment Strategies and Related Risks...........................77
    Management, Organization and Capital Structure............................82
    Shareholder Information...................................................84
    Fund Account Information..................................................87


FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories: Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its
        Bernstein Investment Research and Management unit ("Bernstein")
   American Century Investment Management, Inc.
        ("American Century")
   BT Funds Management (International) Limited ("BT")*
   Federated Management Corporation ("Federated")
   Invista Capital Management, LLC ("Invista")*
   Morgan Stanley Asset Management ("Morgan Stanley")
   Neuberger Berman Management Inc. ("Neuberger Berman")
   Principal Capital Income Investors, LLC ("PCII")*
   Principal Capital Real Estate Investors, LLC ("PCREI")*
   Turner Investment Partners, Inc. ("Turner")

Two classes of shares of each of these Funds are available through this Prospectus. Both classes are currently available only through certain registered representatives of dealers selected by Princor Financial Services Corporation ("Princor")*, the distributor of the Funds or through fee-based financial planners.

o Advisors Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.

o Advisors Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $10 million in the Principal Investors Fund.

For more information about Principal Investors Advantage, contact the Principal Retirement Service Centersm (www.principal.com) or our Member Service Center at 1-800-____________.

     * Principal Management Corporation, Invista, PCII, PCREI, BT and Princor are members of the Principal Financial Group.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy

This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses

The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management

The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance

Because  the  Funds  are new and  have not  completed  a full  calendar  year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact the _________________________ (www.principal.com) or call 1-800-_______. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-________) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

HIGH QUALITY SHORT-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies

The Fund invests primarily in high grade, short-term fixed-income or debt securities with a dollar weighted average maturity of four years or less. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

In addition, the Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than three years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than four years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $117     $365

      Advisors Preferred Class   99     309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                             Day-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Daniel J. Garrett, CFA. Mr. Garrett is a portfolio manager for Principal Capital Income Investors. He joined Principal in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett received his Master's degree in Business and his Bachelor's degree in Computer Information Systems and Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


MONEY MARKET FUND

The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon revised credit opinions of the security's issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short duration (less than a week) but may also have a longer duration; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks

As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile

The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:
                            1 Year  3 Years

     Advisors Select Class   $117     $365

     Advisors Preferred Class  99     309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Alice Robertson. Ms. Roberston is a trader for Principal Capital Income Investors on the corporate fixed-income trading desk. She joined Principal in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Michael R. Johnson. Mr. Johnson directs securities trading for Principal Capital Income Investors. He joined Principal in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.


BOND & MORTGAGE SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies

The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year  3 Years

    Advisors Select Class    $132     $412

    Advisors Preferred Class  114      356


Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co- Manager: Lisa A. Stange, CFA. As Portfolio Manager for Principal Capital Income Investors, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined Principal in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital Income Investors' stable value division. Mr. Armstrong has been with Principal since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies

The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification  by  investing  in  a  fixed-income  mutual  fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $117     $365

      Advisors Preferred Class   99     309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kelly R. Alexander. Ms. Alexander shares management responsibility for nine fixed-income portfolios at Principal Capital Income Investors, with combined assets of more than $4 billion. Before assuming her current position, she had similar responsibilities with Invista from 1992 to 2000. She joined Principal in 1983 to develop the mortgage-backed securities trading department. Her experience includes hedging, securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund seeks to provide current income.

Main Strategies

The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks

The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years


      Advisors Select Class    $117     $365

      Advisors Preferred Class   99     309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for Principal Capital Income Investors, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined Principal in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies

The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks

The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

     Advisors Select Class    $117     $365

     Advisors Preferred Class   99     309


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.15%       0.97%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for Principal Capital Income Investors, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined Principal in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies

The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks

The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years


       Advisors Select Class    $127     $397

       Advisors Preferred Class  109      340


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.50%       0.50%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.25%       1.07%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital Income Investors' stable value division. Mr. Armstrong has been with Principal since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a portfolio manager for domestic core and balanced portfolios. Ms. Vogel joined Principal in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her
                    Bachelor's degree in Business Administration from Central College. She has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.



LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characterisics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500 Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.


Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years


      Advisors Select Class    $122     $381

      Advisors Preferred Class  104      325


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Mark T. Williams, CFA. Mr. Williams manages Invista's research department conducting macroeconomic and quantitative research as applied to domestic and international economic trends and forecasts. Previously, he served as a portfolio manager with direct experience in the management of core, value-oriented and growth-oriented portfolios. He joined Invista in 1989 with seven years prior experience in the technology industry. Mr. Williams received his MBA from Drake University and holds a Bachelor's degree in Finance from the University of the State of New York. He has earned the right to use the Chartered Financial Analyst designation.


LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria will typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500/BARRA Growth Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.


Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $132     $412

      Advisors Preferred Class  114      356


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.30%       1.12%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class     $92     $287

      Advisors Preferred Class   74      230


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after acting as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined Principal in 1983 as a trading state clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artifically built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to their peers. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by the Fund.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.


Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

     Advisors Select Class    $122     $381

     Advisors Preferred Class  104      325


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.20%       1.02%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Scott D. Opsal, CFA. Mr. Opsal is the Chief Investment Officer for Invista and has directed the international equities group since 1993. He sits on the firm's Board of Directors, is a member of the Iowa Society of Financial Analysts and is a Research Director of the Financial Markets Institute at the University of Iowa. Scott joined Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP S&P 400 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

       Advisors Select Class     $92     $287

       Advisors Preferred Class   74      230


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after acting as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since _______, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined Principal in 1983 as a trading state clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.



MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artifically built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 400/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

       Advisors Select Class    $143     $443

       Advisors Preferred Class  124      387


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund pursues its investment objective by investing primarily in equity securities of companies that offer superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $153     $474

      Advisors Preferred Class  134      418


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: James E. Grefenstette, CFA. Mr. Grefenstette (Fund's inception) joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment Management Company. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined (Fund's inception) Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated Investment Management Company from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: Bernard J. Picchi, CFA. Mr. Picchi joined (Fund's inception) Federated in 1999 as a Senior Vice President/Director of
                    U.S. Equity Research for Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies

The Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The universe of eligible companies generally includes those with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund may invest up to 25% of its assets in securities of foreign companies.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years


      Advisors Select Class    $153     $474

      Advisors Preferred Class  134      418


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: William S. Auslander, Portfolio Manager and (Fund's inception) Principal of Morgan Stanley & Co. Incorporated and Morgan
                    Stanley Dean Witter Investment Management Inc. since 1998. From 1995 to 1998 he served as Equity Analyst. Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Since _______, 2000 Co-Manager: Philip W. Friedman, Managing Director of Morgan (Fund's inception) Stanley & Co. Incorporated and Morgan Stanley Dean Witter
                    Investment Management Inc. since 1997. Member of Morgan Stanley & Co. Research since 1990, served as Director of North America Research 1995-1997. Prior thereto, Assistant to the Controller and Chief Equity Financial Officer, Arthur Andersen & Company. He holds a BA from Rutgers University and an MBA from Northwestern - J.L. Kellogg School.

PARTNERS LARGECAP GROWTH FUND II
he Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increases in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in nonleveraged futures and options. Nonleveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

       Advisors Select Class    $178     $551

       Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000
(Fund's inception)
                    Co-Manager: C. Kim Goodwin. Ms. Goodwin is Senior Vice President and Senior Portfolio Manager for American Century Investments. Ms. Goodwin has worked in the financial industry since 1987. She joined American Century in 1997. Previously, Ms. Goodwin was a Senior Vice President with Putnam Investments (19__ to 1997). Prior to that, she was a Vice President and Portfolio Manager at Prudential. Ms.
                    Goodwin was also an Assistant Vice President with Mellon Bank where she had various investment research and portfolio construction responsibilities. Ms. Goodwin holds an AB degree in politics from Princeton, cum laude. She also holds a Master's Degree in Public Affairs from The Lyndon B. Johnson School of Public Affairs at the University of Texas and an MBA degree in Business Administration in Finance from The Graduate School of Business at the University at Texas.

Since _______, 2000
(Fund's inception)
                    Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century Investments. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePaul University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

     Advisors Select Class    $158     $490

     Advisors Preferred Class  139      434


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.80%       0.80%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.55%       1.37%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Co-Manager: Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Research and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2, 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Since _______, 2000
(Fund's inception)
                    Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2, 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. The Fund may continue to hold or add to a position in a stock after it has grown beyond $10 billion.Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
o strong fundamentals, such as a company's financial, operational and competitive positions;
o    consistent cash flow; and
o    a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stocks ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: Robert I. Gendelman, Managing Director and (Fund's inception) Portfolio Manager, Neuberger Berman Management, Inc., since
                    1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies

The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o    could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile

The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                             1 Year  3 Years

     Advisors Select Class    $163     $505

     Advisors Preferred Class  145      449


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.85%       0.85%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.60%       1.42%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital Real Estate Investors. Mr. Rush joined Principal in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP BLEND FUND

The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characterisics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P MidCap 400 Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $143     $443

      Advisors Preferred Class  124      387


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined Principal in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MIDCAP GROWTH FUND

The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the Russell MidCap Growth Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $143     $443

      Advisors Preferred Class  124      387


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.40%       1.22%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Partners MidCap Growth Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: Robert E. Turner, CFA. Mr. Turner, Chairman and (Fund's inception) Chief Investment Officer, founded Turner Investment
                    Partners,  Inc.  in  1990.  Prior  to  1990,  he was  Senior
                    Investment Manager with Meridian  Investment Company. He has
                    17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: Christopher K. McHugh. Mr. McHugh joined Turner (Fund's inception) Investment Partners, Inc. in 1990. He holds a BS in
                    Accounting from Philadelphia College of Textiles and Science and an MBA in Finance from St. Joseph's University.

Since _______, 2000 Co-Manager: William C. McVail. Mr. McVail, Senior Equity (Fund's inception) Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.


PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies

To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $188     $562

      Advisors Preferred Class  170      526


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.10%       1.10%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.85%       1.67%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000 Co-Manager: Michael F. Malouf. Mr. Malouf is a Vice (Fund's inception) President of Neuberger Berman Management and Managing
                    Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

Since ______, 2000 Co-Manager: Jennifer K. Silver. Ms. Silver is a Vice (Fund's inception) President of Neuberger Berman Management and Managing
                    Director  of  Neuberger  Berman,  LLC.  Ms.  Silver has been
                    Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies

The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.


Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.


The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

       Advisors Select Class    $178     $551

       Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined Federated (Fund's inception) in 1994. He has been a Porfolio Manager since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated Investment Management Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: Aash M. Shah, CFA. Mr. Shah joined Federated in (Fund's inception) 1993 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated Investment Management Company from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.



SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characterisics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $153     $474

      Advisors Preferred Class  134      418


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Mark T. Williams, CFA. Mr. Williams manages Invista's research department conducting macroeconomic and quantitative research as applied to domestic and international economic trends and forecasts. Previously, he served as a portfolio manager with direct experience in the management of core, value-oriented and growth-oriented portfolios. He joined Invista in 1989 with seven years prior experience in the technology industry. Mr. Williams received his MBA from Drake University and holds a Bachelor's degree in Finance from the University of the State of New York. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Michael R. Johnson. Mr. Johnson directs securities trading for Principal Capital Income Investors. He joined Principal in 1982 and took his current position in 1994. Mr. Johnson's responsibilities include managing the fixed-income trading operation for Principal Capital Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the Russell 2000 Growth Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

       Advisors Select Class    $153     $474

       Advisors Preferred Class  134      418


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class     $92     $287

      Advisors Preferred Class   74      230


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.90%       0.72%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Scott D. Opsal, CFA. Mr. Opsal is the Chief Investment Officer for Invista and has directed the international equities group since 1993. He sits on the firm's Board of Directors, is a member of the Iowa Society of Financial Analysts and is a Research Director of the Financial Markets Institute at the University of Iowa. Scott joined Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 600/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the
benchmark weightings    .

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                               1 Year  3 Years

      Advisors Select Class     $153     $474

      Advisors Preferred Class   134      418


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.50%       1.32%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years


      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    David Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.


EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Crispin Murray, Executive Vice President of BT, joined BT in April 1994 as an Investment Analyst. In 1995, his role became pure European equities analysis covering banks, telecommunication, telecommunication equipment and media. In April 1998, he became Head of European Equities and in May 1998 became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond & currency analyst. He received an Honours degree in Economics & Human Geography from Reading University in the UK.


INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $213     $658

      Advisors Preferred Class  195      603


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.35%       1.35%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   2.10%       1.92%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined Principal in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND I

The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $168     $520

      Advisors Preferred Class  150      465


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.90%       0.90%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.65%       1.47%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined Principal in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



INTERNATIONAL FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:

o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:

o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or "true business value" of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.


Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Christopher Selth, Executive Vice President of BT, was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.


INTERNATIONAL SMALLCAP FUND

The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $198     $612

      Advisors Preferred Class  180      557


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.20%       1.20%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.95%       1.77%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Darren K. Sleister, CFA. Mr. Sleister is a portfolio manager specializing in the management of international equity portfolios. Mr. Sleister joined Invista in 1993. He received his MBA in Investment and Corporate Finances from the
                    University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.



PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies

The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o  business  valuation  - the  true  "business  value"  of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.

As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile

The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                              1 Year  3 Years

      Advisors Select Class    $178     $551

      Advisors Preferred Class  160      496


                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     12b-1 Fees.......................   0.37        0.31
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.75%       1.57%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09


                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Dean Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed interest group, but moved to the European equity group in late 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.


THE COSTS OF INVESTING

Fees and Expenses of the Funds

The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees

Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. They reduce the value of each share. Because they are ongoing fees, they increase the cost of investing in the Funds. These fees include:

o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Distribution Fee - Each of the Funds has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Advisors Select and Advisors Preferred share classes. These ongoing fees pay distribution expenses for the sale of Fund shares by Princor and other selling dealers. Under the plan, each of those classes of each Fund pays a distribution fee based on the average daily net asset value (NAV) of the Fund. Over time, these fees may exceed other types of sales charges.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholder.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services.

Conversion Features
Principal Investors Fund will:
o convert all Advisors Select shares held by a plan to Advisors Preferred shares if the aggregate value of the shares exceeds $10 million on the annual determination date (which shall be the 75th day (or prior business day) before the plan year-end);
o convert all Advisors Preferred shares held by a plan to Advisors Select shares if the aggregate value of the shares is less than $8 million on the annual determination date;
o effect the conversion on the basis of relative net assets of the two classes without any charge; and
o make the conversion effective on the 30th day (or next business day) after the annual determination date.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities

Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts

The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments

Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities

The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities

Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each of the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers

The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures

For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover

"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager

Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares. The Fund and the Manager have entered into a Portfolio Accounting
Services Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of ________, the mutual funds it manages had assets of approximately $_____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors

The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds:         Balanced   (equity   securities   portion),    International   I,
               International Emerging Markets,  International SmallCap, LargeCap
               Blend,  LargeCap Growth,  LargeCap S&P 500 Index, LargeCap Value,
               MidCap Blend, MidCap Growth,  MidCap S&P 400 Index, MidCap Value,
               SmallCap  Blend,  SmallCap  Growth,  SmallCap  S&P 600  Index and
               SmallCap Value
Sub-Advisor:   Invista  Capital   Management,   LLC  ("Invista"),   an  indirect
               wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal
               Life. Assets under management as of _________ were  approximately
               $______ billion. Invista's address is 1800 Hub Tower, 699 Walnut,
               Des Moines, Iowa 50309.

Funds:         Balanced  (fixed-income  portion),  Bond &  Mortgage  Securities,
               Government Securities, High Quality Short-Term Bond, High Quality
               Intermediate-Term  Bond,  High Quality  Long-Term  Bond and Money
               Market
Sub-Advisor:   Principal  Capital Income  Investors,  LLC ("PCII"),  an indirect wholly-owned  subsidiary of Principal Life Insurance  Company and an  affiliate  of the  Manager,  was founded in 2000.  It manages investments for institutional investors, including Principal Life
               Insurance    Company.    Assets    under    management    as   of
               ------------------   were  approximately  $----  billion.  PCII's
               address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:          Real Estate
Sub-Advisor:   Principal  Capital  Real  Estate  Investors,  LLC  ("PCREI"),  an
               indirect  wholly-owned  subsidiary  of Principal  Life  Insurance
               Company and an affiliate of the Manager,  was founded in 2000. It
               manages  investments  for  institutional   investors,   including
               Principal Life Insurance  Company.  Assets under management as of
               ------------------were   approximately  $----  billion.   PCREI's
               address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:         European, International II, Pacific Basin and Technology
Sub-Advisor:   BT Funds Management  (International)  Limited ("BT") is a related company of BT Funds  Management  Limited ("BTFM") and a member of the Principal  Financial Group. Its address is The Chifley Tower,
               2 Chifley Square,  Sydney NSW 2000  Australia.  As of __________,
               BT, together with BTFM, had approximately  $________billion under
               management   for  more  than   ____________   institutional   and
               individual clients.

Fund:          Partners LargeCap Growth I
Sub-Advisor:   Morgan  Stanley  Asset  Management   ("Morgan   Stanley"),   with
               principal  offices at 1221 Avenue of the  Americas,  New York, NY
               10020, provides a broad range of portfolio management services to customers in the U.S.  and abroad.  As of  _____________,  Morgan
               Stanley,   together  with  its  affiliated   institutional  asset
               management companies,  managed investments totaling approximately
               $_____  billion  as named  fiduciary  or  fiduciary  adviser.  On
               December 1, 1998 Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. but continues to do business in certain instances using the name
               Morgan Stanley Asset Management.

Fund:          Partners MidCap Growth
Sub-Advisor:   Turner Investment Partners,  Inc. ("Turner") was founded in 1990.
               Its address is 1235 Westlake Drive,  Suite 350, Berwyn, PA 19312.
               As  of  _____________,   Turner  had   discretionary   management
               authority with respect to approximately $___ billion in assets.

Fund:          Partners LargeCap Value

Sub-Advisor:   Alliance  Capital  Management  L.P.   ("Alliance")   through  its
               Bernstein  Investment Research and Management unit ("Bernstein").
               As of June 30, 2000,  Alliance  managed $387.8 billion in assets.
               Bernstein is located at 767 Fifth Avenue,  New York, NY 10153 and
               Alliance is located at 1345 Avenue of the Americas,  New York, NY
               10105.

Funds:         Partners MidCap Value and Partners SmallCap Growth I
Sub-Advisor:   Neuberger  Berman  Management  Inc.  ("Neuberger  Berman")  is an
               affiliate of Neuberger Berman, LLC. Neuberger Berman LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.
               Together with Neuberger Berman, the firms manage more than $___ billion in total assets (as of _______________) and continue an asset management history that began in 1939.

Funds:         Partners LargeCap Blend and Partners SmallCap Growth II
Sub-Advisor:   Federated  Investment   Management  Company  ("Federated")  is  a
               registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty
               Avenue, Pittsburgh, PA 15222-3779. As of June 30, 2000, Federated managed $125 billion in assets.

Fund:          Partners LargeCap Growth II
Sub-Advisor:   American Century Investment Management, Inc. ("American Century")
               was  founded  in 1958.  Its  office is  located  in the  American
               Century Tower at 4500 Main Street,  Kansas City, KS 64111.  As of
               June 30, 2000, American Century managed over $110 billion in assets.

Duties of Manager and Sub-Advisors

The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value, Partners SmallCap Growth Fund I and Partners SmallCap Growth Fund II have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:

o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.

o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o   available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o   plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o   available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares

Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares

An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
o the class shares of such other Fund are available in the plan member's state of residence; and
o    shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions

The Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the third business day prior to the payment date. The payment date is December 21 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the first business day of December. Payments are made to shareholders of record three business days prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Statements

Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This     information    may    also    be    accessed    by    contacting    the
_____________________________ (www.principal.com).

Minimum Account Balance

The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to the plan sponsor. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum.


Reservation of Rights

The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements

Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation on December ______, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.



PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

High Quality Short-Term Bond Fund Advisors Select*
High Quality Short-Term Bond Fund Advisors Preferred*
PCII High Quality Short-Term Bond Composite                 2.91    4.02   4.89
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index       3.03    4.55   5.65    5.81    6.91
   Average Short-Term Bond Category (Morningstar)           2.88    4.32   4.98    5.24    6.44

Money Market Fund Advisors Select*
Money Market Fund Advisors Preferred*





                                                                                      Annual Performance
                                                                                  (year ended December 31)


                                                          1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

High Quality Short-Term Bond Fund Advisors Select*
High Quality Short-Term Bond Fund Advisors Preferred*
PCII High Quality Short-Term Bond Composite               1.05    6.79   6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index     2.09    7.63   7.13    4.67   12.88  -0.72    7.10   6.83   13.17     9.71
   Average Short-Term Bond Category (Morningstar)         2.12    6.28   6.51    4.35   11.48  -0.86    6.86   6.15   13.43     7.98

Money Market Fund Advisors Select*
Money Market Fund Advisors Preferred*


      * Fund's inception 12/__/00.
     ** Since inception.

                                        STABLE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Bond & Mortgage Securities Fund Advisors Select*
Bond & Mortgage Securities Fund Advisors Preferred*
PCII Multi-Sector Composite                                 3.95    4.50   5.80    6.29    8.12
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Intermediate-Term Bond Category (Morningstar)    2.92    3.25   4.88    5.35    7.35

Government Securities Fund Advisors Select*
Government Securities Fund Advisors Preferred*
PCII Mortgage-Backed Broad Composite                        3.57    4.66   5.85    6.22
   Lehman Brothers Mortgage Backed Securities Index         3.67    5.03   5.97    6.56    7.75
   Average Intermediate Government Category (Morningstar)   3.54    3.76   4.99    5.24    6.79

High Quality Intermediate-Term Bond Fund Advisors Select*
High Quality Intermediate-Term Bond Fund
Advisors Preferred*
PCII High Quality Intermediate-Term Bond Composite          3.14    3.94   5.60
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Intermediate-Term Bond Category (Morningstar)    2.92    3.25   4.88    5.35    7.35

High Quality Long-Term Bond Fund Advisors Select*
High Quality Long-Term Bond Fund Advisors Preferred*
PCII High Quality Long-Term Bond Composite                  1.55    0.48
   Lehman Brothers Long Term Gov't./Corporate Bond Index    6.54    4.61   7.10    6.84    9.22
   Average Long-Term Bond Category (Morningstar)            2.72    2.23   4.49    5.48    7.68



                                                                                       Annual Performance
                                                                                   (year ended December 31)


                                                           1999   1998    1997    1996   1995    1994   1993    1992    1991  1990

Bond & Mortgage Securities Fund Advisors Select*
Bond & Mortgage Securities Fund Advisors Preferred*
PCII Multi-Sector Composite                               -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89    9.49
   Lehman Brothers Aggregate Bond Index                   -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00    8.96
   Average Intermediate-Term Bond Category (Morningstar)  -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62    6.66

Government Securities Fund Advisors Select*
Government Securities Fund Advisors Preferred*
PCII Mortgage-Backed Broad Composite                       0.22    7.62   9.97    3.90   19.10  -4.41
   Lehman Brothers Mortgage Backed Securities Index        1.85    6.97   9.49    5.36   16.80  -1.61    6.84   6.96   15.72   10.72
   Average Intermediate Government Category (Morningstar) -1.44    7.45   8.45    2.80   16.42  -4.02    8.03   6.39   14.67    8.89

High Quality Intermediate-Term Bond Fund Advisors Select*
High Quality Intermediate-Term Bond Fund
Advisors Preferred*
PCII High Quality Intermediate-Term Bond Composite        -0.57    8.28   9.32
   Lehman Brothers Aggregate Bond Index                   -0.82    8.69   9.65    3.63   13.47  -2.92    9.75   7.40   16.00    8.96
   Average Intermediate-Term Bond Category (Morningstar)  -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62    6.66

High Quality Long-Term Bond Fund Advisors Select*
High Quality Long-Term Bond Fund Advisors Preferred*
PCII High Quality Long-Term Bond Composite                -7.41   10.39
   Lehman Brothers Long Term Gov't./Corporate Bond Index  -7.64   11.76  14.52    0.13   29.93  -7.10   16.17   8.53   19.53    6.42
   Average Long-Term Bond Category (Morningstar)          -2.78    6.51  10.53    3.54   21.33  -6.13   13.34   7.98   17.15    5.74

      * Fund's inception 12/__/00.
     ** Since inception.


                                        CONSERVATIVE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Balanced Fund Advisors Select*
Balanced Fund Advisors Preferred*
Invista Balanced Composite                                  2.21    0.22   8.72   11.51   11.94
PCII Multi-Sector Composite                                 3.95    4.50   5.80    6.29    8.12
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Domestic Hybrid Category (Morningstar)           1.55    4.87  10.02   12.87   11.31

LargeCap Blend Fund Advisors Select*
LargeCap Blend Fund Advisors Preferred*
Invista Large Cap Composite                                -2.99    0.00  13.11   20.01**
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend  Category (Morningstar)           0.51    8.93  17.29   20.35   15.60

Partners LargeCap Blend Fund Advisors Select*
Partners LargeCap Blend Fund Advisors Preferred*
Federated Capital Appreciation Composite                    2.76   26.15  25.71   25.98   18.51
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend  Category (Morningstar)           0.51    8.93  17.29   20.35   15.60

LargeCap Growth Fund Advisors Select*
LargeCap Growth Fund Advisors Preferred*
Invista Large Cap Growth Composite                          3.67
   S&P/BARRA 500 Growth Index                               2.63   18.60  27.00   29.24   20.16
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Growth Fund I Advisors Select*
Partners LargeCap Growth Fund I Advisors Preferred*
Morgan Stanley Equity Growth Composite                      6.33   28.60  27.33   29.45   19.89
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Growth Fund II Advisors Select*
Partners LargeCap Growth Fund II Advisors Preferred*
American Century Growth Composite                           6.63   29.62  29.23   24.23   17.53
   Russell 1000 Growth Index                                4.23   25.66  28.08   28.67   20.05
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

LargeCap S&P 500 Index Fund Advisors Select*
LargeCap S&P 500 Index Fund Advisors Preferred*
Invista S&P 500 Index Composite                            -0.63    6.86  19.25   23.36
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend Category (Morningstar)            0.51    8.93  17.29   20.35   15.60

LargeCap Value Fund Advisors Select*
LargeCap Value Fund Advisors Preferred*
Invista Large Cap Value Composite                          -5.58  -17.35   6.69   13.89**
   S&P/BARRA 500 Value Index                               -4.07   -5.11  11.43   17.71   14.95
   Average LargeCap Value Category (Morningstar)           -1.92   -5.21   8.74   15.16   13.36

Partners LargeCap Value Fund Advisors Select*
Partners LargeCap Value Fund Advisors Preferred*
Sanford C. Bernstein Diversified Value Composite           -4.18   -7.89   9.84   17.28   15.64
   Russell 1000 Value Index                                -4.23   -8.92  10.94   17.78   15.24
   Average LargeCap Value Category (Morningstar)           -1.92   -5.21   8.74   15.16   13.36

MidCap S&P 400 Index Fund Advisors Select*
MidCap S&P 400 Index Fund Advisors Preferred*
Invista S&P 400 Index Composite                             8.56**
   S&P MidCap 400 Index                                     8.97   16.98  20.34   21.18   18.03
   Average MidCap Blend Category (Morningstar)              3.71   11.87  12.36   16.09   14.12

MidCap Value Fund Advisors Select*
MidCap Value Fund Advisors Preferred*
Invista Mid Cap Value Composite                            -7.22  -18.22   1.28   10.32
   S&P/BARRA 400 Value Index                                3.45    0.17  10.06   15.20**
   Average MidCap Value Category (Morningstar)              1.31   -2.56   7.23   13.20   12.77

Partners MidCap Value Fund Advisors Select*
Partners MidCap Value Fund Advisors Preferred*
Neuberger Berman MidCap Value Composite                     6.63    3.34   5.60   14.61   13.91
   Russell Midcap Value Index                              -0.69   -7.91   6.95   13.71   14.22
   Average MidCap Value Category (Morningstar)              1.31   -2.56   7.23   13.20   12.77

Real Estate Fund Advisors Select*
Real Estate Fund Advisors Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index                               13.31    3.37   0.44    9.50**




                                                                                      Annual Performance
                                                                                  (year ended December 31)


                                                          1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

Balanced Fund Advisors Select*
Balanced Fund Advisors Preferred*
Invista Balanced Composite                                2.20   12.17  20.03   10.69   26.88  -1.63   14.25  10.73   27.19     0.72
PCII Multi-Sector Composite                              -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89     9.49
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Lehman Brothers Aggregate Bond Index                  -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00     8.96
   Average Domestic Hybrid Category (Morningstar)         8.24   12.50  18.24   13.07   24.87  -2.56   12.07   8.22   23.87    -0.09

LargeCap Blend Fund Advisors Select*
LargeCap Blend Fund Advisors Preferred*
Invista Large Cap Composite                               9.57   24.70  29.66   24.35
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

Partners LargeCap Blend Fund Advisors Select*
Partners LargeCap Blend Fund Advisors Preferred*
Federated Capital Appreciation Composite                 43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43    -4.43
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

LargeCap Growth Fund Advisors Select*
LargeCap Growth Fund Advisors Preferred*
Invista Large Cap Growth Composite                       19.73   21.75  28.82   12.49   32.14
   S&P/BARRA 500 Growth Index                            28.25   42.15  36.38   23.98   38.13   3.13    1.68   5.07   38.37     0.20
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund I Advisors Select*
Partners LargeCap Growth Fund I Advisors Preferred*
Morgan Stanley Equity Growth Composite                   40.03   20.00  31.79   31.45   45.19   3.17    4.27   5.95   25.57    -2.92
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund II Advisors Select*
Partners LargeCap Growth Fund II Advisors Preferred*
American Century Growth Composite                        34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02    -3.83
   Russell 1000 Growth Index                             33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16    -0.26
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

LargeCap S&P 500 Index Fund Advisors Select*
LargeCap S&P 500 Index Fund Advisors Preferred*
Invista S&P 500 Index Composite                          20.62   28.16  32.89   22.51   37.07   1.05
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend Category (Morningstar)         19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

LargeCap Value Fund Advisors Select*
LargeCap Value Fund Advisors Preferred*
Invista Large Cap Value Composite                        -7.12   18.04  28.94   22.18
   S&P/BARRA 500 Value Index                             12.72   14.68  29.99   21.99   37.00  -0.63   18.60  10.53   22.56    -6.85
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

Partners LargeCap Value Fund Advisors Select*
Partners LargeCap Value Fund Advisors Preferred*
Sanford C. Bernstein Diversified Value Composite          7.80   16.80  30.70   22.90   37.50   1.50   13.80  13.70   33.10    -6.30
   Russell 1000 Value Index                               7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61    -8.08
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

MidCap S&P 400 Index Fund Advisors Select*
MidCap S&P 400 Index Fund Advisors Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                  14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91   50.10    -5.12
   Average MidCap Blend Category (Morningstar)           18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93   36.20    -8.16

MidCap Value Fund Advisors Select*
MidCap Value Fund Advisors Preferred*
Invista Mid Cap Value Composite                          -7.36    3.25  35.49   16.03   41.18   0.98   11.43   7.57   33.54
   S&P/BARRA 400 Value Index                              2.33    4.67  34.32   19.40   34.04  -0.57   13.43  16.02**
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51

Partners MidCap Value Fund Advisors Select*
Partners MidCap Value Fund Advisors Preferred*
Neuberger Berman MidCap Value Composite                   8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36    13.91
   Russell Midcap Value Index                            -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92   -16.08
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51

Real Estate Fund Advisors Select*
Real Estate Fund Advisors Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index                             -4.55  -16.90  18.58   35.89   12.90**


      * Fund's inception 12/__/00.
     ** Since inception.

                                        MODERATE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

MidCap Blend Fund Advisors Select*
MidCap Blend Fund Advisors Preferred*
Invista Mid Cap Core Composite                              1.89    6.65   8.73   14.78
   S&P MidCap 400 Index                                     8.97   16.97  20.34   21.18   18.03
   Average MidCap Blend Category (Morningstar)              3.71   11.87  12.36   16.09   14.12

MidCap Growth Fund Advisors Select*
MidCap Growth Fund Advisors Preferred*
Invista Mid Cap Growth Composite                            6.24   37.40  26.36
   Russell Midcap Growth Index                             12.15   48.59  30.39   26.37   19.77
   Average MidCap Growth Category (Morningstar)             9.91   57.24  31.09   24.81   18.14

Partners MidCap Growth Fund Advisors Select*
Partners MidCap Growth Fund Advisors Preferred*
Turner Investment Partners Midcap Growth Composite         12.21   80.85  58.41**
   Russell Midcap Growth Index                             12.15   48.59  30.39   26.37   19.77
   Average MidCap Growth Category (Morningstar)             9.91   57.24  31.09   24.81   18.14

SmallCap Blend Fund Advisors Select*
SmallCap Blend Fund Advisors Preferred*
Invista Small Company Blend Composite                       9.82   14.49   6.47   12.00**
   Russell 2000 Index                                       3.04   14.32  10.57   14.27   13.57
   Average SmallCap Blend Category (Morningstar)            8.24   17.77  10.08   15.30   13.03

SmallCap Growth Fund Advisors Select*
SmallCap Growth Fund Advisors Preferred*
Invista Small Cap Growth Composite                         14.83   51.83  29.47
   Russell 2000 Growth Index                                1.23   28.39  16.32   15.80   13.26
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Partners SmallCap Growth Fund I Advisors Select*
Partners SmallCap Growth Fund I Advisors Preferred*
Neuberger Berman SmallCap Growth Composite                  5.98   93.80**
   Russell 2000 Growth Index                                1.23   28.39  16.32   15.80   13.26
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Partners SmallCap Growth Fund II Advisors Select*
Partners SmallCap Growth Fund II Advisors Preferred*
Federated Aggressive Growth Composite                       1.64   69.20  39.90   35.59**
   S&P/BARRA 600 Growth Index                               6.89   14.39  10.11   15.40   13.99
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

SmallCap S&P 600 Index Fund Advisors Select*
SmallCap S&P 600 Index Fund Advisors Preferred*
Invista Small Cap S&P 600 Index Composite                   6.38**
   S&P SmallCap 600 Index                                   6.89   14.39  10.11   15.40   13.99
   Average SmallCap Blend Category (Morningstar)            8.24   17.77  10.08   15.30   13.03

SmallCap Value Fund Advisors Select*
SmallCap Value Fund Advisors Preferred*
Invista Small Cap Value Composite                           0.06   -9.39  -0.38   10.80**
   Russell 2000 Value Index                                 5.85   -0.94   3.84   11.71   13.19
   Average SmallCap Value Category (Morningstar)            5.31    3.29   3.55   12.58   11.80

Technology Fund Advisors Select*
Technology Fund Advisors Preferred*
   Average Technology Category (Morningstar)                4.35   92.16  54.10   35.69   27.95

                                                                                    Annual Performance
                                                                                (year ended December 31)


                                                        1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

MidCap Blend Fund Advisors Select*
MidCap Blend Fund Advisors Preferred*
Invista Mid Cap Core Composite                         12.37    4.72  24.95   18.66   33.39   5.46   -0.26   9.01
   S&P MidCap 400 Index                                14.72   19.11  32.25   19.18   30.92  -3.59   13.93  11.90   50.07    -5.12
   Average MidCap Blend Category (Morningstar)         18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93   36.20    -8.16

MidCap Growth Fund Advisors Select*
MidCap Growth Fund Advisors Preferred*
Invista Mid Cap Growth Composite                       69.96    2.48  26.15   13.40
   Russell Midcap Growth Index                         51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71   47.03    -5.13
   Average MidCap Growth Category (Morningstar)        63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03   50.97    -7.35

Partners MidCap Growth Fund Advisors Select*
Partners MidCap Growth Fund Advisors Preferred*
Turner Investment Partners Midcap Growth Composite    126.09   26.33  41.77   18.25**
   Russell Midcap Growth Index                         51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71   47.03    -5.13
   Average MidCap Growth Category (Morningstar)        63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03   50.97    -7.35

SmallCap Blend Fund Advisors Select*
SmallCap Blend Fund Advisors Preferred*
Invista Small Company Blend Composite                  12.31   -9.59  21.15   18.01   29.44   3.05   21.32  26.90   24.82
   Russell 2000 Index                                  21.26   -2.55  22.36   16.50   28.45  -1.82   18.88  18.41   46.04   -19.48
   Average SmallCap Blend Category (Morningstar)       18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57   -12.24

SmallCap Growth Fund Advisors Select*
SmallCap Growth Fund Advisors Preferred*
Invista Small Cap Growth Composite                     66.37   -2.47  34.77   14.19
   Russell 2000 Growth Index                           43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.41
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Partners SmallCap Growth Fund I Advisors Select*
Partners SmallCap Growth Fund I Advisors Preferred*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index                           43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.14
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Partners SmallCap Growth Fund II Advisors Select*
Partners SmallCap Growth Fund II Advisors Preferred*
Federated Aggressive Growth Composite                 111.60    8.08  30.06**
   S&P/BARRA 600 Growth Index                          12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48   -23.69
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

SmallCap S&P 600 Index Fund Advisors Select*
SmallCap S&P 600 Index Fund Advisors Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                              12.40   -1.31  25.58   21.32   29.97  -4.77   18.78  21.04   48.49   -23.69
   Average SmallCap Blend Category (Morningstar)       18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57   -12.24

SmallCap Value Fund Advisors Select*
SmallCap Value Fund Advisors Preferred*
Invista Small Cap Value Composite                      -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                            -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70   -21.77
   Average SmallCap Value Category (Morningstar)        4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19   -14.34

Technology Fund Advisors Select*
Technology Fund Advisors Preferred*
   Average Technology Category (Morningstar)          136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92     0.54

      * Fund's inception 12/__/00.
     ** Since inception.

                                             AGGRESSIVE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR


European Fund Advisors Select*
European Fund Advisors Preferred*
BT European Composite                                       -6.19  21.43  20.31   24.15
   MSCI Europe (15) Index-ND                                -3.08  15.10  16.08   18.45  12.86
   Average Europe Category (Morningstar)                     1.39  28.97  14.94   17.90  10.98

International Emerging Markets Fund Advisors Select*
International Emerging Markets Fund Advisors Preferred*
Invista International Emerging Markets Equity Composite     -5.68  19.72   2.16   12.90
   MSCI - Emerging Markets Free-ID                          -8.97   7.66  -7.01   -1.12  19.22
Average Diversified Emerging Market Category (Morningstar)  -8.85  16.38  -3.71    3.26   5.29

International Fund I Advisors Select*
International Fund I Advisors Preferred*
Invista International Broad Markets Composite                1.44  21.30  11.51   15.93
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

International Fund II Advisors Select*
International Fund II Advisors Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

International SmallCap Fund Advisors Select*
International SmallCap Fund Advisors Preferred*
Invista International Small Cap Equity Composite            -1.22  56.26  29.11   27.86
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

Pacific Basin Fund Advisors Select*
Pacific Basin Fund Advisors Preferred*
BT Pacific Basin Composite                                  -6.94  48.21  13.55
   MSCI Pacific Index-ND                                    -6.04  21.60   1.79    2.41   2.34
   Average Diversified Pacific/Asia Category (Morningstar) -14.45  22.18  -0.15    3.42   6.12



                                                                                        Annual Performance
                                                                                    (year ended December 31)


                                                            1999   1998    1997    1996   1995    1994   1993    1992    1991 1990


European Fund Advisors Select*
European Fund Advisors Preferred*
BT European Composite                                      33.95   30.86  26.33   41.31    9.36   8.49   43.12
   MSCI Europe (15) Index-ND                               15.89   28.53  23.80   21.09   21.62   2.28   29.28  -4.71   13.11  -3.85
   Average Europe Category (Morningstar)                   26.11   21.56  18.42   24.99   16.26   2.52   28.15  -6.82    7.47  -8.03

International Emerging Markets Fund Advisors Select*
International Emerging Markets Fund Advisors Preferred*
Invista International Emerging Markets Equity Composite    63.25  -17.59  11.38   25.57    7.46
   MSCI - Emerging Markets Free-ID                         58.89  -35.11  31.64   22.21  -12.83   0.64   53.92  13.41  149.65  -7.82
Average Diversified Emerging Market Category (Morningstar) 71.86  -27.03  -3.68   13.35   -3.45  -9.27   73.26   0.26   18.10  -9.89

International Fund I Advisors Select*
International Fund I Advisors Preferred*
Invista International Broad Markets Composite              25.78   10.47  12.43   24.54   14.07  -2.39   44.83
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

International Fund II Advisors Select*
International Fund II Advisors Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

International SmallCap Fund Advisors Select*
International SmallCap Fund Advisors Preferred*
Invista International Small Cap Equity Composite           86.79   13.24  15.62   40.53    3.61
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

Pacific Basin Fund Advisors Select*
Pacific Basin Fund Advisors Preferred*
BT Pacific Basin Composite                                132.40    7.35 -27.91
   MSCI Pacific Index-ND                                   57.64    2.44 -25.49   -8.58    2.78  12.83   35.69 -18.40   11.30 -34.42
   Average Diversified Pacific/Asia Category (Morningstar) 92.50   -5.91 -27.90    4.02    2.39  -5.49   59.02  -3.03   15.05 -16.65

      * Fund's inception 12/__/00.
     ** Since inception.

                                            DYNAMIC FUNDS


IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Index is a regional/composite index of the MSCI World Index. It is a market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe, and Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both US Dollars and Local. Countries in the Pacific Region include: Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately have of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.





Select Class
Preferred Class







                         PRINCIPAL INVESTORS FUND, INC.








              This Prospectus describes a mutual fund organized by
                       Principal Life Insurance Company.




                 The date of this Prospectus is _______________.





















      As with all mutual funds, the Securities and Exchange Commission ("SEC") has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                                           TABLE OF CONTENTS

              Fund Descriptions...............................................4
                  Stable Funds
                     High Quality Short-Term Bond Fund........................6
                     Money Market Fund........................................8

                  Conservative Funds
                     Bond & Mortgage Securities Fund.........................10
                     Government Securities Fund..............................12
                     High Quality Intermediate-Term Bond Fund................14
                     High Quality Long-Term Bond Fund........................16

                  Moderate Funds
                     Balanced Fund...........................................18
                     LargeCap Blend Fund.....................................20
                     LargeCap Growth Fund....................................22
                     LargeCap S&P 500 Index Fund.............................24
                     LargeCap Value Fund.....................................26
                     MidCap S&P 400 Index Fund...............................28
                     MidCap Value Fund.......................................30
                     Partners LargeCap Blend Fund............................32
                     Partners LargeCap Growth Fund I.........................34
                     Partners LargeCap Growth Fund II........................36
                     Partners LargeCap Value Fund............................38
                     Partners MidCap Value Fund..............................40
                     Real Estate Fund........................................42

                  Aggressive Funds
                     MidCap Blend Fund.......................................44
                     MidCap Growth Fund......................................46
                     Partners MidCap Growth Fund.............................48
                     Partners SmallCap Growth Fund I.........................50
                     Partners SmallCap Growth Fund II........................52
                     SmallCap Blend Fund.....................................54
                     SmallCap Growth Fund....................................56
                     SmallCap S&P 600 Index Fund.............................58
                     SmallCap Value Fund.....................................60
                     Technology Fund.........................................62

                  Dynamic Funds
                     European Fund...........................................64
                     International Emerging Markets Fund.....................66
                     International Fund I....................................68
                     International Fund II...................................70
                     International SmallCap Fund.............................72
                     Pacific Basin Fund......................................74
              General Information
                  The Costs of Investing.....................................76
                  Certain Investment Strategies and Related Risks............77
                  Management, Organization and Capital Structure.............82
                  Shareholder Information....................................84
                  Fund Account Information...................................87
              Appendix A.....................................................88


FUND DESCRIPTIONS

Principal Investors Fund, Inc. is comprised of many investment portfolios ("Funds"). The Funds are divided into five risk categories: Stable, Conservative, Moderate, Aggressive, and Dynamic. Principal Management Corporation*, the "Manager" of each of the Funds, seeks to provide a broad range of investment approaches through the Principal Investors Fund.

The Manager has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Sub-Advisor for each Fund is shown with the Fund's description on the following pages. The Sub-Advisors are:

   Alliance Capital Management L.P. through its Bernstein
        Investment Research and Management unit ("Bernstein") American Century Investment Management, Inc.
        ("American Century")
   BT Funds Management (International) Limited ("BT")* Federated Management Corporation ("Federated")
   Invista Capital Management, LLC ("Invista")*
   Morgan Stanley Asset Management ("Morgan Stanley") Neuberger Berman Management Inc. ("Neuberger Berman") Principal Capital Income Investors, LLC ("PCII")* Principal Capital Real Estate Investors, LLC ("PCREI")* Turner Investment Partners, Inc. ("Turner")

Two classes of shares of each of these Funds are available through this Prospectus. Both classes are currently available only through certain registered representatives of Princor Financial Services Corporation ("Princor")*, who are also employees of Principal Life Insurance Company* or fee-based financial planners.
o Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the service contract (or through execution of a service contract offered through an affiliate of Principal Life Insurance Company)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (or through execution of a service contract offered through an affiliate of Principal Life Insurance Company)) if the plan invests at least $10 million in the Principal Investors Fund.
For more information about Principal Investors Advantage, contact the Principal Retirement Service Centersm (www.principal.com) or our Member Service Center at 1-800__________.

     * Principal Management Corporation, Invista, PCII, PCREI, BT, Princor and Principal Life Insurance Company are members of the Principal Financial Group.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

Each Fund is designed to be a portion of an investor's portfolio. None is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

A description of the main risks is included with the discussion of each Fund. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the expenses shown. Based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund performance
Because  the  Funds  are new and  have not  completed  a full  calendar  year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information for a Fund after its first full calendar quarter of operations, contact the _____________________
(www.principal.com) or call 1-800-_______. Remember that a Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Call the Principal Investors Fund (1-800-________) to get the current 7-day yield for the Money Market Fund.

NOTE: No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

HIGH QUALITY SHORT-TERM BOND FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in high grade, short-term fixed-income or debt securities with a dollar weighted average maturity of four years or less. Under normal circumstances, it invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o mortgage-backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund's assets are invested in securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are "investment grade." While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

In addition, the Fund may invest in corporate fixed-income securities. When interest rates fall, the price of such securities rise and when interest rates rise, the price declines. In addition, the value of the corporate debt securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Under normal circumstances, the Fund maintains a dollar-weighted average maturity of not more than three years. In determining the average maturity of the Fund's assets, the maturity date of callable or prepayable securities may be adjusted to reflect PCII's judgment regarding the likelihood of the security being called or prepaid.

The average portfolio duration of the Fund normally is less than four years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year      3 Years

     Select Class          $80        $249

     Preferred Class        67         211

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)

                    Co-Manager: Daniel J. Garrett, CFA. Mr. Garrett is a portfolio manager for Principal Capital Income Investors. He joined Principal in 1985 as a commercial mortgage analyst and was named to his current position in 1998. Mr. Garrett received his Master's degree in Business and his Bachelor's degree in Computer Information Systems and Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


MONEY MARKET FUND
The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Main Strategies
The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Sub-Advisor, PCII, believes present minimal credit risks. At the time the Fund purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940 ("1940 Act"), as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
o    to take advantage of market variations;
o    to generate cash to cover sales of Fund shares by its shareholders; or
o    upon  revised  credit  opinions  of the  security's  issuer.
The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The Fund does have an ability to borrow money to cover the sale of Fund shares. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
o securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
o securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
o    bank obligations including:
     o certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or
     o bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
o commercial paper, which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
o corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;
o repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short duration (less than a week) but may also have a longer duration; and
o taxable municipal obligations, which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Money Market Fund are Eurodollar and Yankee obligations, which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Fund's Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issue undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

Main Risks
As with all mutual funds, the value of the Fund's assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor Profile
The Fund is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                        Class        Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year   3 Years

     Select Class          $80      $249

     Preferred Class        67       211

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Alice Robertson. Ms. Roberston is a trader for Principal Capital Income Investors on the corporate fixed-income trading desk. She joined Principal in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Michael R. Johnson. Mr. Johnson directs securities trading for Principal Capital Income Investors. He joined Principal in 1982 and took his current position in 1994. His responsibilities include managing the fixed-income trading operation for Principal Capital Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University.


BOND & MORTGAGE SECURITIES FUND The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Fund.

When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.

Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                        Class        Class
     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year     3 Years

     Select Class          $95       $296

     Preferred Class        83        259

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co- Manager: Lisa A. Stange, CFA. As Portfolio Manager for Principal Capital Income Investors, Ms. Stange manages over $3 billion in fixed-income portfolios invested in public and private corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and commercial real estate mortgages. Ms. Stange joined Principal in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital Income Investors' stable value division. Mr. Armstrong has been with Principal since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.


GOVERNMENT SECURITIES FUND
The Fund seeks to provide current income.

Main Strategies
The Fund seeks to achieve its investment objective by investing primarily in securities that are issued by the U.S. Government, its agencies or instrumentalities. The Fund may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor's Corporation or Aaa by Moody's Investor Services, Inc. or, if unrated, determined by the Sub-Advisor, PCII, to be of equivalent quality.

The Fund relies on the professional judgment of PCII to make decisions about the Fund's portfolio securities. The basic investment philosophy of PCII is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when PCII believes they no longer represent good long-term value.

The Fund may also hold cash and cash equivalents. The size of the Fund's cash position depends on various factors, including market conditions and purchases and redemptions of Fund shares. A large cash position could impact the ability of the Fund to achieve its objective but it also would reduce the Fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

Main Risks
Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When interest rates fall, the value of the Fund's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Fund's shares, if shares are sold when their value is less than the price paid, the investor will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification  by  investing  in  a  fixed-income  mutual  fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                         Select    Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year     3 Years

     Select Class             $80       $249

     Preferred Class           67        211

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kelly R. Alexander. Ms. Alexander shares management responsibility for nine fixed-income portfolios at Principal Capital Income Investors, with combined assets of more than $4 billion. Before assuming her current position, she had similar responsibilities with Invista from 1992 to 2000. She joined Principal in 1983 to develop the mortgage-backed securities trading department. Her experience includes hedging, securitization, product development and portfolio management as well as the risk management of a $1.5 billion residential mortgage pipeline.


HIGH  QUALITY  INTERMEDIATE-TERM  BOND FUND
The Fund  seeks to  provide  current income.

Main Strategies
The Fund invests primarily in intermediate term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 80% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e. less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally varies within a three- to six-year time frame based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest. This may increase the volatility of the Fund.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year     3 Years

     Select Class          $80        $249

     Preferred Class        67         211

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for Principal Capital Income Investors, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined Principal in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


HIGH QUALITY LONG-TERM BOND FUND
The Fund seeks to provide current income.

Main Strategies
The Fund invests primarily in long-term fixed-income securities rated A or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Under normal circumstances, the Fund invests at least 75% of its assets in:
o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
o mortgage-backed securities representing an interest in a pool of mortgage loans;
o debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody's or, if not rated, in the opinion of the Sub-Advisor, PCII, of comparable quality; and
o securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:
o common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
o securities rated less than the three highest grades of S&P or Moody's but not lower than BBB- (S&P) or BAA3 (Moody's) (i.e., less than investment grade).
Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

Main Risks
The average portfolio duration of the Fund normally is greater than six years and is based on PCII's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it is to changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. The values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Fund's securities do not affect interest income on securities already held by the Fund, but are reflected in the Fund's price per share.

When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. In addition, the value of securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The  Fund  is   generally   a  suitable   investment   for   investors   seeking
diversification by investing in a fixed-income mutual fund.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.40%       0.40%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.78%       0.66%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class          $80     $249

     Preferred Class        67      211

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Kevin W. Croft, CFA. As a portfolio manager for Principal Capital Income Investors, Mr. Croft has direct responsibility for $950 million invested in fixed-income portfolios. He joined Principal in 1988. He earned his Master's and Bachelor's degrees from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Martin J. Schafer. Mr. Schafer is a portfolio manager for Principal Capital Income Investors specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined Principal in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


BALANCED FUND
The Fund seeks to generate a total return consisting of current income and long-term growth of capital.

Main Strategies
The Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets is invested in bonds and cash.

Invista serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in equity securities. In making its selection Invista looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. Invista buys stocks with the objective of long-term capital appreciation. From time to time, Invista purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, Invista may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Fund may invest up to 25% of its assets in securities of foreign companies.

PCII serves as Sub-Advisor for the portion of the Fund's portfolio that is invested in fixed-income securities. Fixed-income securities are purchased to generate income and for capital appreciation purposes when PCII thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Main Risks
The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Fund invests in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking current income as well as long-term growth of capital.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.50%       0.50%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.88%       0.76%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class          $90     $281

     Preferred Class        78      243

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: William C. Armstrong, CFA. Mr. Armstrong leads the multi-sector/core portfolio management group for Principal Capital Income Investors' stable value division. Mr. Armstrong has been with Principal since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Judith A. Vogel, CFA. Ms. Vogel is a portfolio manager for domestic core and balanced portfolios. Ms. Vogel joined Principal in 1982 as a strategist and was one of Invista's founding members in 1985. She earned her
                    Bachelor's degree in Business Administration from Central College. She has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.


LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characterisics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500 Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, they may also involve greater risk than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                             Fund Operting Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year  3 Years

     Select Class          $85     $265

     Preferred Class        73      227

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Mark T. Williams, CFA. Mr. Williams manages Invista's research department conducting macroeconomic and quantitative research as applied to domestic and international economic trends and forecasts. Previously, he served as a portfolio manager with direct experience in the management of core, value-oriented and growth-oriented portfolios. He joined Invista in 1989 with seven years prior experience in the technology industry. Mr. Williams received his MBA from Drake University and holds a Bachelor's degree in Finance from the University of the State of New York. He has earned the right to use the Chartered Financial Analyst designation.


LARGECAP GROWTH FUND
The Fund seeks long-term growth of capital

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria will typically have progressed beyond the development stage and are focused on growing the business. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500/BARRA Growth Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.55%       0.55%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.93%       0.81%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class          $95     $296

     Preferred Class        83      259

                           Day-to-day Fund Managment

Since _______, 2000
(Fund's inception)
                    Mary Sunderland, CFA. Ms. Sunderland manages the large-cap growth portfolios for Invista. She joined Invista in early 2000 following a 10-year career with Skandia Asset Management where she directed their more than $2.5 billion U.S. Equity Large Cap Growth portfolios and U.S. Technology portfolios. Ms. Sunderland earned her MBA from the Columbia University Graduate School of Business and her Bachelor's degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.


LARGECAP S&P 500 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") 500 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means large companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P 500. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund's portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

Invista reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the LargeCap S&P 500 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year  3 Years

     Select Class          $54     $170

     Preferred Class        42      132

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after acting as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined Principal in 1983 as a trading state clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artifically built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to their peers. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by the Fund.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 500/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.45%       0.45%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.83%       0.71%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class          $85     $265

     Preferred Class        73      227

                             Day-to-day Management

Since ______, 2000
(Fund's inception)
                    Scott D. Opsal, CFA. Mr. Opsal is the Chief Investment Officer for Invista and has directed the international equities group since 1993. He sits on the firm's Board of Directors, is a member of the Iowa Society of Financial Analysts and is a Research Director of the Financial Markets Institute at the University of Iowa. Scott joined Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP S&P 400 INDEX FUND

The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") MidCap 400 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P MidCap 400. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund's portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the MidCap S&P 400 Index Fund, Invista Capital Management LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class          $54     $170

     Preferred Class        42      132

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Co-Manager: Robert Baur, Ph.D. Dr. Baur joined Invista in 1995 after acting as a professor of finance and economics at Drake University and Grand View College. He received his Bachelor's degree in Mathematics and his Ph.D. in Economics from Iowa State University. Dr. Baur also did post-doctoral study in finance and economics at the University of Minnesota. He also holds a BS in Mathematics from Iowa State University.

Since _______, 2000
(Fund's inception)
                    Co-Manager: Rhonda VanderBeek. Ms. Vander Beek directs trading operations for Invista index accounts. She joined Principal in 1983 as a trading state clerk and moved to Invista in 1992. Ms. Vander Beek has extensive experience trading both domestic and international securities.


MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artifically built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund's investments are selected primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 400/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Year

     Select Class         $105     $328

     Preferred Class        93      290

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Catherine A. Zaharis, CFA. Ms. Zaharis directs portfolio management for the Invista value team and leads the value research group. She joined Invista in 1985. Ms. Zaharis received her MBA from Drake University and her BBA in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that offer superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with large market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year 3 Years

     Select Class         $115     $359

     Preferred Class       103      322

                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: James E. Grefenstette, CFA. Mr. Grefenstette (Fund's inception) joined Federated in 1992 and has been a Portfolio Manager and a Vice President of Federated Investment Management Company since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment Management Company. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: J. Thomas Madden, CFA. Mr. Madden joined (Fund's inception) Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated Investment Management Company from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Since _______, 2000 Co-Manager: Bernard J. Picchi, CFA. Mr. Picchi joined (Fund's inception) Federated in 1999 as a Senior Vice President/Director of
                    U.S. Equity Research for Federated Investment Management Company. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The universe of eligible companies generally includes those with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund may invest up to 25% of its assets in securities of foreign companies.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $115     $359

     Preferred Class       103      322

                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: William S. Auslander, Portfolio Manager and (Fund's inception) Principal of Morgan Stanley & Co. Incorporated and Morgan
                    Stanley Dean Witter Investment Management Inc. since 1998. From 1995 to 1998 he served as Equity Analyst.
                    Prior thereto, he was an Equity Analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Since _______, 2000 Co-Manager: Philip W. Friedman, Managing Director of Morgan (Fund's inception) Stanley & Co. Incorporated and Morgan Stanley Dean Witter
                    Investment Management Inc. since 1997. Member of Morgan Stanley & Co. Research since 1990, served as Director of North America Research 1995-1997. Prior thereto, Assistant to the Controller and Chief Equity Financial Officer, Arthur Andersen & Company. He holds a BA from Rutgers University and an MBA from Northwestern - J.L. Kellogg School.


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks but can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity equivalent securities, nonleveraged futures and options, notes, bonds and other debt securities. The Fund generally limits its purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase.
Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests primarily in stocks of companies that the Sub-Advisor, American Century, believes will increase in value over time using a growth investment strategy it developed. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The Fund may invest up to 25% of its assets in securities of foreign companies.

American Century uses a bottom-up approach to select stocks to buy for the Fund. That means it first looks for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using its extensive computer database, American Century tracks financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in convertible debt securities, foreign securities, short-term securities, nonleveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. The Fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, American Century cannot leverage Fund assets by investing in a derivative security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Co-Manager: Gregory Woodhams, CFA. Mr. Woodhams is a Vice President and Portfolio Manager for American Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analystdesignation.

Since ________, 2000
(Fund's inception)
                    Co-Manager: C. Kim Goodwin. Ms. Goodwin is Senior Vice President and Senior Portfolio Manager for American Century Investments. Ms. Goodwin has worked in the financial industry since 1987. She joined American Century in 1997. Previously, Ms. Goodwin was a Senior Vice President with Putnam Investments (19__ to 1997). Prior to that, she was a Vice President and Portfolio Manager at Prudential. Ms.
                    Goodwin was also an Assistant Vice President with Mellon Bank where she had various investment research and portfolio construction responsibilities. Ms. Goodwin holds an AB degree in politics from Princeton, cum laude. She also holds a Master's Degree in Public Affairs from The Lyndon B. Johnson School of Public Affairs at the University of Texas and an MBA degree in Business Administration in Finance from The Graduate School of Business at the University at Texas.

Since ________, 2000
(Fund's inception)
                    Co-Manager: Prescott LeGard, CFA. Mr. LeGard is a Portfolio Manager for American Century Investments. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA Degree in Economics from DePaul University. He has earned the right to use the Chartered Financial Analyst designation.


PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                       Select     Preferred
                                         Class       Class

     Management Fees..................   0.80%       0.80%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.18%       1.06%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Year


     Select Class         $120     $375

     Preferred Class       108      337

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Co-Manager: Marilyn G. Fedak. Ms. Fedak, Chief Investment Officer of U.S. Value Equities and Chairman of the U.S. Equity Investment Policy Group of the Bernstein Investment Rsearch and Management unit of Alliance Capital Management L.P. ("Alliance") since October 2, 2000 and prior to that at Sanford C. Bernstein & Co., Inc. ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard Business School.

Since _______, 2000
(Fund's inception)
                    Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has been with Alliance since October 2, 2000 and prior to that with SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value-oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio (stocks selling at multiples of earnings per share that are lower than that of the market as a whole). Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management and low price-to-book value (net value of the company's assets). Neuberger Berman also looks for companies with consistent cash flow, a sound track record through all phases of the market cycle, a strong position relative to competitors, a high level of management stock ownership and a recent sharp stock price decline that appears to result from a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                            1 Year   3 Years

     Select Class            $140     $437

     Preferred Class          128      400

                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: Robert I. Gendelman, Managing Director and (Fund's inception) Portfolio Manager, Neuberger Berman Management, Inc., since
                    1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


REAL ESTATE FUND
The Fund seeks to generate a total return.

Main Strategies
The Fund invests primarily in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code ("Code"). REITs are characterized as:
o equity REITs, which primarily own property and generate revenue from rental income;
o    mortgage REITs, which invest in real estate mortgages; and
o hybrid REITs, which combine the characteristics of both equity and mortgage REITs.
In selecting securities for the Fund, the Sub-Advisor, PCREI, focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

Main Risks
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
o    declines in the value of real estate
o    risks related to general and local economic conditions
o    dependency on management skills
o    heavy cash flow dependency
o    possible lack of available mortgage funds
o    overbuilding
o    extended vacancies in properties
o    increases in property taxes and operating expenses
o    changes in zoning laws
o    expenses incurred in the cleanup of environmental problems
o    casualty or condemnation losses
o    changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
o    are dependent upon management skills and might not be diversified;
o    are subject to cash flow dependency and defaults by borrowers; and
o    could fail to qualify for tax-free pass-through of income under the Code.

Because of these factors, the value of the securities held by the Fund, and in turn the price per share of the Fund, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, the value of the Fund's assets may rise or fall. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investor Profile
The Fund is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and are willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.85%       0.85%
     Other Expenses...................   0.38        0.26

         Total Fund Operating Expenses   1.23%       1.11%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $125     $390

     Preferred Class       113      353

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Kelly D. Rush, CFA. Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal Capital Real Estate Investors. Mr. Rush joined Principal in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characterisics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 25% of Fund assets may be invested in foreign securities.

Invista constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P MidCap 400 Index.Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable  investment  for  investors  seeking  long-term
growth  of  capital  and  willing  to  accept  the  potential   for   short-term
fluctuations in the value of investments.

Because the inception date of the Fund is __________, 2000, historical performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years


     Select Class         $105     $328

     Preferred Class        93      290

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    K. William Nolin, CFA. Mr. Nolin has managed the domestic mid-cap products since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined Principal in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.


MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the Russell MidCap Growth Index.Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.65%       0.65%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.03%       0.91%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year  3 Years

     Select Class         $105     $328

     Preferred Class        93      290

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


PARTNERS MIDCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Partners MidCap Growth Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in companies with market capitalizations between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%        1.00%
     Other Expenses*..................   0.38         0.26

         Total Fund Operating Expenses   1.38%        1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year   3 Years

     Select Class         $140   $437

     Preferred Class       128    400

                           Day-to-day Fund Management

     Since ________, 2000      Co-Manager: Robert E. Turner, CFA. Mr. Turner,
     (Fund's inception)        Chairman and Chief Investment Officer, founded
                               Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience. He has earned the right to use the Chartered Financial Analyst designation.

     Since _________, 2000     Co-Manager: Christopher K. McHugh. Mr. McHugh
     (Fund's inception)        joined Turner Investment Partners, Inc. in 1990.
                               He holds a BS in  Accounting  from  Philadelphia
                               College of Textiles and Science and an MBA in Finance from St. Joseph's University.

     Since _________, 2000     Co-Manager:  William C. McVail. Mr. McVail,
     (Fund's inception)        Senior Equity Portfolio  Manager,  joined Turner
                               in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.



PARTNERS  SMALLCAP GROWTH  FUND I
The Fund seeks  long-term  growth of capital.

Main Strategies
To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.10%       1.10%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.48%       1.36%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $151     $468

     Preferred Class       138      431

                           Day-to-day Fund Management

     Since ________, 2000      Co-Manager: Michael F. Malouf. Mr. Malouf is a
     (Fund's inception)        Vice President of Neuberger Berman Management and
                               Managing  Director of Neuberger  Berman,  LLC.
                               Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio Manager at another firm.

     Since ________, 2000      Co-Manager: Jennifer K. Silver. Ms. Silver is a
     (Fund's inception)        Vice President of Neuberger Berman Management and
                               Managing  Director of Neuberger  Berman,  LLC.
                               Ms. Silver has been Director of the Growth Equity
                               Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.


PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a small market capitalization. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If shares are sold when their value is less than the price paid, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

     Since ________, 2000      Co-Manager: Keith J. Sabol, CFA. Mr. Sabol joined
     (Fund's inception)        Federated in 1994. He has been a Porfolio Manager
                               since 1996 and served as an Assistant Vice
                               President of Federated  Investment  Management
                               Company from 1997 to 1998.  He has been a Vice
                               President of Federated  Investment  Management
                               Company since 1998. Mr. Sabol was an Investment
                               Analyst, and then Equity Research Coordinator for Federated Investment Management Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon
                               University. He has earned the right to use the Chartered Financial Analyst designation.

     Since ________, 2000      Co-Manager:  Aash M. Shah,  CFA. Mr. Shah joined
     (Fund's inception)        Federated  in 1993 and has been a Portfolio
                               Manager and a Vice  President of Federated
                               Investment  Management  Company  since 1997.
                               Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated
                               Investment  Management  Company from 1995 through
                               1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial
                               Administration from Carnegie Mellon University with a concentration in Finance and Accounting.
                               He has earned the right to use the Chartered
                               Financial Analyst designation.

SMALLCAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characteristics. In managing the assets of the Fund, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward looking rates of return.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $115     $359

     Preferred Class       103      322

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    Co-Manager: Mark T. Williams, CFA. Mr. Williams manages Invista's research department conducting macroeconomic and quantitative research as applied to domestic and international economic trends and forecasts. Previously, he served as a portfolio manager with direct experience in the management of core, value-oriented and growth-oriented portfolios. He joined Invista in 1989 with seven years prior experience in the technology industry. Mr. Williams received his MBA from Drake University and holds a Bachelor's degree in Finance from the University of the State of New York. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000
(Fund's inception)
                    Co-Manager: Michael R. Johnson. Mr. Johnson directs securities trading for Principal Capital Income Investors. He joined Principal in 1982 and took his current position in 1994. Mr. Johnson's responsibilities include managing the fixed-income trading operation for Principal Capital Income Investors and several short-term money market accounts. He earned his Bachelor's degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


SMALLCAP GROWTH FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Up to 25% of Fund assets may be invested in foreign securities.

Invista then constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will in most cases be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the Russell 2000 Growth Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                       Advisors    Advisors
                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $115     $359

     Preferred Class       103      322

                           Day-to-day Fund Management

Since ______, 2000
(Fund's inception)
                    John F. McClain. Mr. McClain is a portfolio manager for small company and medium company growth products. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.


SMALLCAP S&P 600 INDEX FUND
The Fund seeks long-term growth of capital.

Main Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor's* ("S&P") SmallCap 600 Index. The Sub-Advisor, Invista, will attempt to mirror the investment performance of the index by allocating the Fund's assets in approximately the same weightings as the S&P SmallCap 600. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the index than smaller ones. Over the long-term, Invista seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of "active" investment management. Active management would include buying and selling securities based on economic, financial and investment judgement. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, Invista focuses on tracking the S&P SmallCap 600. Invista may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements, and could also reduce the opportunity for gain.

Main Risks
Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund's portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund's ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund attempts to minimize such effects.

Invista reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead Invista to believe that it should not be a part of the Fund's assets.

Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility (wide, rapid fluctuations), which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive rather than active management style.

* Standard & Poor's Corporation is not affiliated with the SmallCap S&P 600 Index Fund, Invista Capital Management, LLC or Principal Life Insurance Company.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.15%       0.15%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   0.53%       0.41%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                          1 Year  3 Years

     Select Class          $54     $170

     Preferred Class        42      132

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Scott D. Opsal, CFA. Mr. Opsal is the Chief Investment Officer for Invista and has directed the international equities group since 1993. He sits on the firm's Board of Directors, is a member of the Iowa Society of Financial Analysts and is a Research Director of the Financial Markets Institute at the University of Iowa. Scott joined Principal in 1983 and was one of Invista's founders in 1985. He received a Master's degree from the University of Minnesota and a Bachelor's degree from Drake University, where he is a visiting instructor in the Finance Department. He has earned the right to use the Chartered Financial Analyst designation.


SMALLCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a market capitalization of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. Up to 25% of Fund assets may be invested in foreign securities.

The Fund specializes in stocks of small-sized companies that are undervalued at the time of purchase. These stocks are often characterized by below-average stock price/earnings ratios and above-average dividend yields. The Sub-Advisor, Invista, selects the Fund's investments primarily on the basis of fundamental security analysis, focusing on the company's financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often overreact to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

Invista constructs a portfolio that is "benchmark aware" in that the sector (companies with similar characteristics) weightings and individual securities weightings of the portfolio will be approximately the same as the weightings of the benchmark. However, the Fund is not an index fund and does not limit its investments to the securities of issuers in the S&P 600/BARRA Value Index. Invista is prepared to weight sectors and industries differently from the benchmark weightings.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization value stocks, may underperform compared to the equity markets as a whole. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                             Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.75%       0.75%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.13%       1.01%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $115     $359

     Preferred Class       103      322

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for Invesco Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.


TECHNOLOGY FUND

The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                       1 Year 3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    David Mills is Executive Vice President of BT and serves as its head of U.S. Equities. He joined BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.


EUROPEAN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of companies domiciled or in the opinion of the Sub-Advisor, BT, having their core business in Europe. The Fund may also invest in other securities of such companies. The Fund offers an opportunity to invest in a region with a wide spread of industries and in companies which, in the opinion of BT, may be undervalued.

The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in European securities. These include securities of:
o    companies organized under the laws of European countries;
o companies for which the principal securities trading market is in a European country; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in European countries.

The global equity investment philosophy of BT is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o    quality of the company;
     o    nature of its management;
     o    nature of its industry competition; and
     o    business valuation - the true "business value" of the company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in European markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Crispin Murray, Executive Vice President of BT, joined BT in April 1994 as an Investment Analyst. In 1995, his role became pure European equities analysis covering banks, telecommunication, telecommunication equipment and media. In April 1998, he became Head of European Equities and in May 1998 became coordinator for BTFM's Global Banking Group. His global sector responsibilities include telecommunications and banks. Prior to joining BT, Mr. Murray worked for Equitable Life Assurance Society in the UK as a bond & currency analyst. He received an Honours degree in Economics & Human Geography from Reading University in the UK.


INTERNATIONAL EMERGING MARKETS FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. For this Fund, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Fund's assets are invested in emerging market country equity securities. The Fund invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.35%       1.35%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.73%       1.61%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $176     $545

     Preferred Class       164      508

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined Principal in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Fund, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   0.90%       0.90%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.28%       1.16%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $130     $406

     Preferred Class       118      368

                           Day-to-day Fund Managment

Since _______, 2000
(Fund's inception)
                    Kurtis D. Spieler, CFA. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined Principal in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year   3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Christopher Selth, Executive Vice President of BT, was appointed its head of International Equities in 1998 and its joint head of Equities in 1999. He joined BT in 1987 as an Investment Analyst in the retail unit trust group. In 1988, he was assigned the responsibility to cover European equities. Mr. Selth was given responsibility for the European component of all retail unit trusts in March 1994. Since November 1996, he has been responsible for institutional and retail European investments, supervising all European activities, and the European funds management group. Prior to joining BT, Mr. Selth worked with QBE Insurance Limited in investment management as an assistant to the Group Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.


INTERNATIONAL SMALLCAP FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Fund invests in securities of:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Fund's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to invest at least 65% of its assets in securities of companies of at least three countries.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.20%       1.20%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.58%       1.46%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                         1 Year  3 Years

     Select Class         $161     $499

     Preferred Class       149      462

                           Day-to-day Fund Management

Since _______, 2000
(Fund's inception)
                    Darren K. Sleister, CFA. Mr. Sleister is a portfolio manager specializing in the management of international equity portfolios. Mr. Sleister joined Invista in 1993. He received his MBA in Investment and Corporate Finances from the
                    University of Iowa and his Bachelor's degree in Communications from Central College. He has earned the right to use the Chartered Financial Analyst designation.


PACIFIC BASIN FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in equity securities (or other securities with equity characteristics) of issuers located in the Pacific Basin region, including Japan. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over-the-counter markets and depositary receipts. Under normal market conditions, the Fund invests at least 65% of its assets in such securities. The Fund's investments are generally diversified among securities of issuers of several Pacific Basin countries, which include but are not limited to: Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Singapore, Sri Lanka, South Korea, Thailand, Taiwan and Vietnam. These include securities of:
o    companies organized under the laws of Pacific Basin countries;
o companies for which the principal securities trading market is in a Pacific Basin country; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made in Pacific Basin countries.

Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in Pacific Basin countries and may have a significant portion of its assets invested in securities of issuers in Japan. Criteria for determining the distribution of investments include the prospects for relative growth among foreign countries, expected levels of inflation, government policies influencing business conditions and the range of opportunities available to international investors.

The global equity investment philosophy of BT, the Sub-Advisor, is to exploit market inefficiencies that arise from differing interpretations of market information. As a result, in BT's view, a company's share price does not always represent its true "business value." BT actively invests in those companies that it believes have been mispriced by investment markets. In order to exploit these inefficiencies successfully, BT seeks to enhance investment returns through:
o rigorous proprietary stock research which enables their analysts to understand the:
     o   quality of the company;
     o   nature of its management;
     o   nature of its industry competition; and
     o  business  valuation  - the  true  "business  value"  of the  company;
o    maintaining global coverage within the universe of investment choices; and
o    maintaining a medium-term focus.
As a result, the Fund's portfolio reflects the opportunities presented by mispriced companies that offer the potential for strong, long-term investment returns with an acceptable level of investment risk.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund anticipates that its portfolio turnover will typically range from 200% to 300%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

To the extent that the assets of the Fund are concentrated in securities of issuers in Japan, the value of the shares of the Fund may be more susceptible to a single economic, political or regulatory occurrence than shares of a Fund less concentrated in a single country.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in Pacific Basin markets who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Annual Fund operating expenses are as follows:

                            Fund Operating Expenses

                                        Select     Preferred
                                         Class       Class

     Management Fees..................   1.00%       1.00%
     Other Expenses*..................   0.38        0.26

         Total Fund Operating Expenses   1.38%       1.26%

     * Other Expenses:
         Service Fee                     0.25%       0.17%
         Administrative Service Fee      0.13        0.09

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Based on these assumptions your cost would be:

                        1 Year 3 Years

     Select Class         $140     $437

     Preferred Class       128      400

                           Day-to-day Fund Management

Since ________, 2000
(Fund's inception)
                    Dean Cashman is Executive Vice President of BT and serves as head of Japanese equities. He joined BT in January 1988, initially involved in the liquids and fixed interest group, but moved to the European equity group in late 1989 specializing in the Latin Block countries including France, Italy and Spain. He started working on Japanese equities at the end of 1991 and subsequently took over responsibility for the group. Mr. Cashman received a degree in Economics from the University of Queensland.


THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. They reduce the value of each share. Because they are ongoing fees, they increase the cost of investing in the Funds. These fees include: o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholder. Over time, these fees may exceed other types of sales charges.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent and corporate administrative services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services.

Conversion Features
Under the terms of the service contract, the services provider selected for each plan reserves the right to convert assets of an employer's plan(s) to another class of the same Fund based on assets in the plan. Share class conversion is: o based on plan assets as of the "determination date" which is 75 days (or prior business day) before plan year-end; o based on the value of plan assets in the class (not number of shares); o done without charge; and o effective on
_____________________________________.

Select shares owned by a plan convert to Preferred shares if the plan's assets in the Principal Investors Fund exceed $10 million on the determination date. Preferred shares owned by a plan convert to Select shares if the plan's assets in the Principal Investors Fund are less than $8 million on the determination date.
         For additional information, contact the _____________________________ (www.principal.com) or call the ______________________ (1-800-_______).

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Risks of High Yield Securities
The Balanced and Bond & Mortgage Securities Funds may invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

 No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The European Equity, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities. Each LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may invest in foreign securities to the extent that its relevant index is so invested. The other Funds (except Government Securities) may each invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. No turnover rates are calculated for the other Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into an Administrative Services Agreement under which the Manager has agreed to provide transfer agency services and certain shareholder services for beneficial owners of Advisors Select, Advisors Preferred, Select and Preferred Fund classes of shares.

The Fund and the Manager have entered into a Portfolio Accounting Service Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of ________, the mutual funds it manages had assets of approximately $_____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Funds: Balanced (equity securities portion), International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value

Sub-Advisor:      Invista  Capital  Management,  LLC  ("Invista"),  an  indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                  Principal Life. Assets under management as of _________ were approximately $______ billion. Invista's address is 1800 Hub
                  Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds: Balanced (fixed-income portion), Bond & Mortgage Securities, Government Securities, High Quality Short-Term Bond, High Quality Intermediate-Term Bond, High Quality Long-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of ------------------ were approximately $---- billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Real Estate

Sub-Advisor:      Principal  Capital Real Estate  Investors,  LLC ("PCREI"),  an
                  indirect  wholly-owned  subsidiary of Principal Life Insurance
                  Company and an affiliate of the Manager,  was founded in 2000.
                  It manages investments for institutional investors,  including
                  Principal Life Insurance Company. Assets under management as of ------------------were approximately $---- billion. PCREI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:            European, International II, Pacific Basin and Technology

Sub-Advisor:      BT Fund Management (International) Limited ("BT") is a related company of BT Funds  Management  Limited ("BTFM") and a member of the Principal  Financial  Group. Its address is The Chifley
                  Tower,  2 Chifley  Square,  Sydney NSW 2000  Australia.  As of
                  June 30, 2000   BT,  together  with  BTFM,  had  approximately
                  $25.6 billion under management for more than ____________ institutional and individual clients.

Fund:            Partners LargeCap Growth I

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020, provides a broad range of portfolio management services to  customers  in the U.S.  and abroad.  As of  _____________,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $_____ billion as named fiduciary or fiduciary adviser. On December 1, 1998 Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners MidCap Growth

Sub-Advisor:      Turner  Investment  Partners,  Inc.  ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive,  Suite 350,  Berwyn,
                  PA  19312.  As  of  _____________,  Turner  had  discretionary
                  management   authority  with  respect  to  approximately  $___
                  billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of June 30, 2000, Alliance managed $387.8 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180. Together with Neuberger Berman, the firms manage more than $__ billion in total assets (as of ______________) and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment advisor and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty  Avenue,  Pittsburgh,  PA  15222-3779.  As of June 30,
                  2000, Federated managed $125 billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American  Century  Investment   Management,   Inc.  ("American
                  Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111.  As of June 30,  2000.  American  Century  managed over
                  $110 billion in assets.


Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Principal Investors Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change Sub-Advisors; and
o    reallocate management fees between itself and Sub-Advisors.
The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated
Sub-Advisor for a Fund that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund I and Partners SmallCap Growth Fund II have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

For all Funds except the Money Market Fund,  the NAV is calculated  by:
o    taking the current market value of the total assets of the Fund
o    subtracting liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of each class
o    dividing the remainder by the total number of shares owned in that class.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Fund reserves the right to determine a share price more than once each day.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The European, International I, International II, International Emerging Markets, International SmallCap and Pacific Basin Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares may be purchased:
o    via the internet.
     o standard method of accepting data for plans with fewer than 1,000 current and terminated (within the last five years) members.
     o    available 7 days a week (7 a.m. to 9 p.m. Central Time).
o    using a modem.
     o    plan contributions transferred electronically.
     o standard method of accepting data for plans with more than 1,000 current and terminated (within the last five years) members.
     o    available 24 hours a day, 7 days a week.

To eliminate the need for safekeeping, the Funds will not issue certificates for shares. The Funds may periodically close to new purchases of shares or refuse any order to buy shares if the Manager determines that doing so would be in the best interests of the Fund and its shareholders.

Redemption of Fund Shares
Subject to any restrictions imposed by a plan, shares may be sold back to the Fund any day the NYSE is open. For more information about how to sell shares of the Fund, including any charges that a plan may impose, please consult the plan.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
An exchange between Funds is a sale of shares in one Fund and purchase of shares of another Fund with the redemption proceeds. Subject to any restrictions a plan imposes, shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund, provided that:
o the class shares of such other Fund are available in the plan member's state of residence; and
o    shares of such other Fund are available through the plan.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors of the Fund or the Manager believes it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of any such action will be given to the extent required by law.

Dividends and Distributions
The Funds (other than the Money Market Fund) pay most of their net dividend income once each year. Payments are made to shareholders of record on the third business day prior to the payment date. The payment date is December 21 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the first business day of December. Payments are made to shareholders of record three business days prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. The dividends are paid daily and are automatically reinvested back into additional shares of the Money Market Fund.

Under normal circumstances, the Money Market Fund intends to hold portfolio securities until maturity and value them at amortized cost. Therefore, the Money Market Fund does not expect any capital gains or losses. Should there be any gain, it could result in an increase in dividends. A capital loss could result in a dividend decrease.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Statements
Unless the plan elects to receive statements on a semiannual or annual basis, statements are sent each calendar quarter. The statements provide the number and value of shares owned by the plan, transactions during the quarter, dividends declared or paid and other information.

This     information    may    also    be    accessed    by    contacting    the
______________________________ (www.principal.com).

Minimum Account Balance
The Principal Investors Fund reserves the right to set a minimum and redeem all shares in the Fund if the value of a plan's investments in the Funds is less than the minimum. Principal Investors Fund has set the minimum at $2.5 million. The redemption proceeds would then be mailed to the plan sponsor. If the Fund exercises this right, the plan sponsor will be notified that the redemption is going to be made. The plan will have 30 days to make an additional investment and bring plan assets up to the required minimum. The Fund reserves the right to change the minimum

Reservation of Rights
The Principal Investors Fund reserves the right to amend or terminate the special plans described in this prospectus. In addition, Principal Investors Fund reserves the right to change the share classes described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Plans will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Plans will also receive a semiannual financial statement that is unaudited.


                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation on December ______, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.



PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

High Quality Short-Term Bond Fund Select*
High Quality Short-Term Bond Fund Preferred*
PCII High Quality Short-Term Bond Composite                 2.91    4.02   4.89
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index       3.03    4.55   5.65    5.81    6.91
   Average Short-Term Bond Category (Morningstar)           2.88    4.32   4.98    5.24    6.44

Money Market Fund Select*
Money Market Fund Preferred*





                                                                                      Annual Performance
                                                                                  (year ended December 31)


                                                          1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

High Quality Short-Term Bond Fund Select*
High Quality Short-Term Bond Fund Preferred*
PCII High Quality Short-Term Bond Composite               1.05    6.79   6.64
   Lehman Brothers Mutual Fund 1-5 Gov't/Credit Index     2.09    7.63   7.13    4.67   12.88  -0.72    7.10   6.83   13.17     9.71
   Average Short-Term Bond Category (Morningstar)         2.12    6.28   6.51    4.35   11.48  -0.86    6.86   6.15   13.43     7.98

Money Market Fund Select*
Money Market Fund Preferred*


      * Fund's inception 12/__/00.
     ** Since inception.

                                        STABLE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Bond & Mortgage Securities Fund Select*
Bond & Mortgage Securities Fund Preferred*
PCII Multi-Sector Composite                                 3.95    4.50   5.80    6.29    8.12
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Intermediate-Term Bond Category (Morningstar)    2.92    3.25   4.88    5.35    7.35

Government Securities Fund Select*
Government Securities Fund Preferred*
PCII Mortgage-Backed Broad Composite                        3.57    4.66   5.85    6.22
   Lehman Brothers Mortgage Backed Securities Index         3.67    5.03   5.97    6.56    7.75
   Average Intermediate Government Category (Morningstar)   3.54    3.76   4.99    5.24    6.79

High Quality Intermediate-Term Bond Fund Select*
High Quality Intermediate-Term Bond Fund Preferred*
PCII High Quality Intermediate-Term Bond Composite          3.14    3.94   5.60
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Intermediate-Term Bond Category (Morningstar)    2.92    3.25   4.88    5.35    7.35

High Quality Long-Term Bond Fund Select*
High Quality Long-Term Bond Fund Preferred*
PCII High Quality Long-Term Bond Composite                  1.55    0.48
   Lehman Brothers Long Term Gov't./Corporate Bond Index    6.54    4.61   7.10    6.84    9.22
   Average Long-Term Bond Category (Morningstar)            2.72    2.23   4.49    5.48    7.68



                                                                                       Annual Performance
                                                                                   (year ended December 31)


                                                           1999   1998    1997    1996   1995    1994   1993    1992    1991  1990

Bond & Mortgage Securities Fund Select*
Bond & Mortgage Securities Fund Preferred*
PCII Multi-Sector Composite                               -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89    9.49
   Lehman Brothers Aggregate Bond Index                   -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00    8.96
   Average Intermediate-Term Bond Category (Morningstar)  -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62    6.66

Government Securities Fund Select*
Government Securities Fund Preferred*
PCII Mortgage-Backed Broad Composite                       0.22    7.62   9.97    3.90   19.10  -4.41
   Lehman Brothers Mortgage Backed Securities Index        1.85    6.97   9.49    5.36   16.80  -1.61    6.84   6.96   15.72   10.72
   Average Intermediate Government Category (Morningstar) -1.44    7.45   8.45    2.80   16.42  -4.02    8.03   6.39   14.67    8.89

High Quality Intermediate-Term Bond Fund Select*
High Quality Intermediate-Term Bond Fund Preferred*
PCII High Quality Intermediate-Term Bond Composite        -0.57    8.28   9.32
   Lehman Brothers Aggregate Bond Index                   -0.82    8.69   9.65    3.63   13.47  -2.92    9.75   7.40   16.00    8.96
   Average Intermediate-Term Bond Category (Morningstar)  -1.22    7.42   8.76    3.30   17.35  -3.73   10.39   7.20   16.62    6.66

High Quality Long-Term Bond Fund Select*
High Quality Long-Term Bond Fund Preferred*
PCII High Quality Long-Term Bond Composite                -7.41   10.39
   Lehman Brothers Long Term Gov't./Corporate Bond Index  -7.64   11.76  14.52    0.13   29.93  -7.10   16.17   8.53   19.53    6.42
   Average Long-Term Bond Category (Morningstar)          -2.78    6.51  10.53    3.54   21.33  -6.13   13.34   7.98   17.15    5.74

      * Fund's inception 12/__/00.
     ** Since inception.


                                        CONSERVATIVE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Balanced Fund Select*
Balanced Fund Preferred*
Invista Balanced Composite                                  2.21    0.22   8.72   11.51   11.94
PCII Multi-Sector Composite                                 3.95    4.50   5.80    6.29    8.12
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Lehman Brothers Aggregate Bond Index                     3.99    4.56   6.04    6.25    7.82
   Average Domestic Hybrid Category (Morningstar)           1.55    4.87  10.02   12.87   11.31

LargeCap Blend Fund Select*
LargeCap Blend Fund Preferred*
Invista Large Cap Composite                                -2.99    0.00  13.11   20.01**
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend  Category (Morningstar)           0.51    8.93  17.29   20.35   15.60

Partners LargeCap Blend Fund Select*
Partners LargeCap Blend Fund Preferred*
Federated Capital Appreciation Composite                    2.76   26.15  25.71   25.98   18.51
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend  Category (Morningstar)           0.51    8.93  17.29   20.35   15.60

LargeCap Growth Fund Select*
LargeCap Growth Fund Preferred*
Invista Large Cap Growth Composite                          3.67
   S&P/BARRA 500 Growth Index                               2.63   18.60  27.00   29.24   20.16
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Growth Fund I Select*
Partners LargeCap Growth Fund I Preferred*
Morgan Stanley Equity Growth Composite                      6.33   28.60  27.33   29.45   19.89
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Growth Fund II Select*
Partners LargeCap Growth Fund II Preferred*
American Century Growth Composite                           6.63   29.62  29.23   24.23   17.53
   Russell 1000 Growth Index                                4.23   25.66  28.08   28.67   20.05
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

LargeCap S&P 500 Index Fund Select*
LargeCap S&P 500 Index Fund Preferred*
Invista S&P 500 Index Composite                            -0.63    6.86  19.25   23.36
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend Category (Morningstar)            0.51    8.93  17.29   20.35   15.60

LargeCap Value Fund Select*
LargeCap Value Fund Preferred*
Invista Large Cap Value Composite                          -5.58  -17.35   6.69   13.89**
   S&P/BARRA 500 Value Index                               -4.07   -5.11  11.43   17.71   14.95
   Average LargeCap Value Category (Morningstar)           -1.92   -5.21   8.74   15.16   13.36

Partners LargeCap Value Fund Select*
Partners LargeCap Value Fund Preferred*
Sanford C. Bernstein Diversified Value Composite           -4.18   -7.89   9.84   17.28   15.64
   Russell 1000 Value Index                                -4.23   -8.92  10.94   17.78   15.24
   Average LargeCap Value Category (Morningstar)           -1.92   -5.21   8.74   15.16   13.36

MidCap S&P 400 Index Fund Select*
MidCap S&P 400 Index Fund Preferred*
Invista S&P 400 Index Composite                             8.56**
   S&P MidCap 400 Index                                     8.97   16.98  20.34   21.18   18.03
   Average MidCap Blend Category (Morningstar)              3.71   11.87  12.36   16.09   14.12

MidCap Value Fund Select*
MidCap Value Fund Preferred*
Invista Mid Cap Value Composite                            -7.22  -18.22   1.28   10.32
   S&P/BARRA 400 Value Index                                3.45    0.17  10.06   15.20**
   Average MidCap Value Category (Morningstar)              1.31   -2.56   7.23   13.20   12.77

Partners MidCap Value Fund Select*
Partners MidCap Value Fund Preferred*
Neuberger Berman MidCap Value Composite                     6.63    3.34   5.60   14.61   13.91
   Russell Midcap Value Index                              -0.69   -7.91   6.95   13.71   14.22
   Average MidCap Value Category (Morningstar)              1.31   -2.56   7.23   13.20   12.77

Real Estate Fund Select*
Real Estate Fund Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index                               13.31    3.37   0.44    9.50**




                                                                                      Annual Performance
                                                                                  (year ended December 31)


                                                          1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

Balanced Fund Select*
Balanced Fund Preferred*
Invista Balanced Composite                                2.20   12.17  20.03   10.69   26.88  -1.63   14.25  10.73   27.19     0.72
PCII Multi-Sector Composite                              -0.57    7.97  10.16    3.94   18.41  -2.05   10.67   8.25   15.89     9.49
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Lehman Brothers Aggregate Bond Index                  -0.82    8.69   9.65    3.63   18.47  -2.92    9.75   7.40   16.00     8.96
   Average Domestic Hybrid Category (Morningstar)         8.24   12.50  18.24   13.07   24.87  -2.56   12.07   8.22   23.87    -0.09

LargeCap Blend Fund Select*
LargeCap Blend Fund Preferred*
Invista Large Cap Composite                               9.57   24.70  29.66   24.35
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

Partners LargeCap Blend Fund Select*
Partners LargeCap Blend Fund Preferred*
Federated Capital Appreciation Composite                 43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43    -4.43
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

LargeCap Growth Fund Select*
LargeCap Growth Fund Preferred*
Invista Large Cap Growth Composite                       19.73   21.75  28.82   12.49   32.14
   S&P/BARRA 500 Growth Index                            28.25   42.15  36.38   23.98   38.13   3.13    1.68   5.07   38.37     0.20
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund I Select*
Partners LargeCap Growth Fund I Preferred*
Morgan Stanley Equity Growth Composite                   40.03   20.00  31.79   31.45   45.19   3.17    4.27   5.95   25.57    -2.92
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund II Select*
Partners LargeCap Growth Fund II Preferred*
American Century Growth Composite                        34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02    -3.83
   Russell 1000 Growth Index                             33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16    -0.26
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

LargeCap S&P 500 Index Fund Select*
LargeCap S&P 500 Index Fund Preferred*
Invista S&P 500 Index Composite                          20.62   28.16  32.89   22.51   37.07   1.05
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend Category (Morningstar)         19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

LargeCap Value Fund Select*
LargeCap Value Fund Preferred*
Invista Large Cap Value Composite                        -7.12   18.04  28.94   22.18
   S&P/BARRA 500 Value Index                             12.72   14.68  29.99   21.99   37.00  -0.63   18.60  10.53   22.56    -6.85
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

Partners LargeCap Value Fund Select*
Partners LargeCap Value Fund Preferred*
Sanford C. Bernstein Diversified Value Composite          7.80   16.80  30.70   22.90   37.50   1.50   13.80  13.70   33.10    -6.30
   Russell 1000 Value Index                               7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61    -8.08
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

MidCap S&P 400 Index Fund Select*
MidCap S&P 400 Index Fund Preferred*
Invista S&P 400 Index Composite
   S&P MidCap 400 Index                                  14.72   19.11  32.25   19.20   30.95  -3.58   13.95  11.91   50.10    -5.12
   Average MidCap Blend Category (Morningstar)           18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93   36.20    -8.16

MidCap Value Fund Select*
MidCap Value Fund Preferred*
Invista Mid Cap Value Composite                          -7.36    3.25  35.49   16.03   41.18   0.98   11.43   7.57   33.54
   S&P/BARRA 400 Value Index                              2.33    4.67  34.32   19.40   34.04  -0.57   13.43  16.02**
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51

Partners MidCap Value Fund Select*
Partners MidCap Value Fund Preferred*
Neuberger Berman MidCap Value Composite                   8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36    13.91
   Russell Midcap Value Index                            -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92   -16.08
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51

Real Estate Fund Select*
Real Estate Fund Preferred*
PCREI Real Estate Composite
   Morgan Stanley REIT Index                             -4.55  -16.90  18.58   35.89   12.90**


      * Fund's inception 12/__/00.
     ** Since inception.

                                        MODERATE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

MidCap Blend Fund Select*
MidCap Blend Fund Preferred*
Invista Mid Cap Core Composite                              1.89    6.65   8.73   14.78
   S&P MidCap 400 Index                                     8.97   16.97  20.34   21.18   18.03
   Average MidCap Blend Category (Morningstar)              3.71   11.87  12.36   16.09   14.12

MidCap Growth Fund Select*
MidCap Growth Fund Preferred*
Invista Mid Cap Growth Composite                            6.24   37.40  26.36
   Russell Midcap Growth Index                             12.15   48.59  30.39   26.37   19.77
   Average MidCap Growth Category (Morningstar)             9.91   57.24  31.09   24.81   18.14

Partners MidCap Growth Fund Select*
Partners MidCap Growth Fund Preferred*
Turner Investment Partners Midcap Growth Composite         12.21   80.85  58.41**
   Russell Midcap Growth Index                             12.15   48.59  30.39   26.37   19.77
   Average MidCap Growth Category (Morningstar)             9.91   57.24  31.09   24.81   18.14

SmallCap Blend Fund Select*
SmallCap Blend Fund Preferred*
Invista Small Company Blend Composite                       9.82   14.49   6.47   12.00**
   Russell 2000 Index                                       3.04   14.32  10.57   14.27   13.57
   Average SmallCap Blend Category (Morningstar)            8.24   17.77  10.08   15.30   13.03

SmallCap Growth Fund Select*
SmallCap Growth Fund Preferred*
Invista Small Cap Growth Composite                         14.83   51.83  29.47
   Russell 2000 Growth Index                                1.23   28.39  16.32   15.80   13.26
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Partners SmallCap Growth Fund I Select*
Partners SmallCap Growth Fund I Preferred*
Neuberger Berman SmallCap Growth Composite                  5.98   93.80**
   Russell 2000 Growth Index                                1.23   28.39  16.32   15.80   13.26
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Partners SmallCap Growth Fund II Select*
Partners SmallCap Growth Fund II Preferred*
Federated Aggressive Growth Composite                       1.64   69.20  39.90   35.59**
   S&P/BARRA 600 Growth Index                               6.89   14.39  10.11   15.40   13.99
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

SmallCap S&P 600 Index Fund Select*
SmallCap S&P 600 Index Fund Preferred*
Invista Small Cap S&P 600 Index Composite                   6.38**
   S&P SmallCap 600 Index                                   6.89   14.39  10.11   15.40   13.99
   Average SmallCap Blend Category (Morningstar)            8.24   17.77  10.08   15.30   13.03

SmallCap Value Fund Select*
SmallCap Value Fund Preferred*
Invista Small Cap Value Composite                           0.06   -9.39  -0.38   10.80**
   Russell 2000 Value Index                                 5.85   -0.94   3.84   11.71   13.19
   Average SmallCap Value Category (Morningstar)            5.31    3.29   3.55   12.58   11.80

Technology Fund Select*
Technology Fund Preferred*
   Average Technology Category (Morningstar)                4.35   92.16  54.10   35.69   27.95

                                                                                    Annual Performance
                                                                                (year ended December 31)


                                                        1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

MidCap Blend Fund Select*
MidCap Blend Fund Preferred*
Invista Mid Cap Core Composite                         12.37    4.72  24.95   18.66   33.39   5.46   -0.26   9.01
   S&P MidCap 400 Index                                14.72   19.11  32.25   19.18   30.92  -3.59   13.93  11.90   50.07    -5.12
   Average MidCap Blend Category (Morningstar)         18.70    6.77  26.45   20.44   28.71  -1.61   14.50  14.93   36.20    -8.16

MidCap Growth Fund Select*
MidCap Growth Fund Preferred*
Invista Mid Cap Growth Composite                       69.96    2.48  26.15   13.40
   Russell Midcap Growth Index                         51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71   47.03    -5.13
   Average MidCap Growth Category (Morningstar)        63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03   50.97    -7.35

Partners MidCap Growth Fund Select*
Partners MidCap Growth Fund Preferred*
Turner Investment Partners Midcap Growth Composite    126.09   26.33  41.77   18.25**
   Russell Midcap Growth Index                         51.29   17.86  22.54   17.48   33.98  -2.16   11.19   8.71   47.03    -5.13
   Average MidCap Growth Category (Morningstar)        63.90   17.51  17.05   16.99   34.79  -1.03   15.64   9.03   50.97    -7.35

SmallCap Blend Fund Select*
SmallCap Blend Fund Preferred*
Invista Small Company Blend Composite                  12.31   -9.59  21.15   18.01   29.44   3.05   21.32  26.90   24.82
   Russell 2000 Index                                  21.26   -2.55  22.36   16.50   28.45  -1.82   18.88  18.41   46.04   -19.48
   Average SmallCap Blend Category (Morningstar)       18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57   -12.24

SmallCap Growth Fund Select*
SmallCap Growth Fund Preferred*
Invista Small Cap Growth Composite                     66.37   -2.47  34.77   14.19
   Russell 2000 Growth Index                           43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.41
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Partners SmallCap Growth Fund I Select*
Partners SmallCap Growth Fund I Preferred*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index                           43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19   -17.14
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

Partners SmallCap Growth Fund II Select*
Partners SmallCap Growth Fund II Preferred*
Federated Aggressive Growth Composite                 111.60    8.08  30.06**
   S&P/BARRA 600 Growth Index                          12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48   -23.69
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64    -5.96

SmallCap S&P 600 Index Fund Select*
SmallCap S&P 600 Index Fund Preferred*
Invista Small Cap S&P 600 Index Composite
   S&P SmallCap 600 Index                              12.40   -1.31  25.58   21.32   29.97  -4.77   18.78  21.04   48.49   -23.69
   Average SmallCap Blend Category (Morningstar)       18.18   -3.64  26.12   19.66   25.51  -0.97   16.65  14.39   39.57   -12.24

SmallCap Value Fund Select*
SmallCap Value Fund Preferred*
Invista Small Cap Value Composite                      -8.92   -6.03  33.65   26.44
   Russell 2000 Value Index                            -1.49   -6.45  31.78   21.37   25.75  -1.27   23.84  29.14   41.70   -21.77
   Average SmallCap Value Category (Morningstar)        4.49   -6.99  30.04   25.53   25.13  -0.81   16.72  20.29   37.19   -14.34

Technology Fund Select*
Technology Fund Preferred*
   Average Technology Category (Morningstar)          136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92     0.54

      * Fund's inception 12/__/00.
     ** Since inception.

                                             AGGRESSIVE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR


European Fund Select*
European Fund Preferred*
BT European Composite                                       -6.19  21.43  20.31   24.15
   MSCI Europe (15) Index-ND                                -3.08  15.10  16.08   18.45  12.86
   Average Europe Category (Morningstar)                     1.39  28.97  14.94   17.90  10.98

International Emerging Markets Fund Select*
International Emerging Markets Fund Preferred*
Invista International Emerging Markets Equity Composite     -5.68  19.72   2.16   12.90
   MSCI - Emerging Markets Free-ID                          -8.97   7.66  -7.01   -1.12  19.22
Average Diversified Emerging Market Category (Morningstar)  -8.85  16.38  -3.71    3.26   5.29

International Fund I Select*
International Fund I Preferred*
Invista International Broad Markets Composite                1.44  21.30  11.51   15.93
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

International Fund II Select*
International Fund II Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

International SmallCap Fund Select*
International SmallCap Fund Preferred*
Invista International Small Cap Equity Composite            -1.22  56.26  29.11   27.86
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31

Pacific Basin Fund Select*
Pacific Basin Fund Preferred*
BT Pacific Basin Composite                                  -6.94  48.21  13.55
   MSCI Pacific Index-ND                                    -6.04  21.60   1.79    2.41   2.34
   Average Diversified Pacific/Asia Category (Morningstar) -14.45  22.18  -0.15    3.42   6.12



                                                                                        Annual Performance
                                                                                    (year ended December 31)


                                                            1999   1998    1997    1996   1995    1994   1993    1992    1991 1990


European Fund Select*
European Fund Preferred*
BT European Composite                                      33.95   30.86  26.33   41.31    9.36   8.49   43.12
   MSCI Europe (15) Index-ND                               15.89   28.53  23.80   21.09   21.62   2.28   29.28  -4.71   13.11  -3.85
   Average Europe Category (Morningstar)                   26.11   21.56  18.42   24.99   16.26   2.52   28.15  -6.82    7.47  -8.03

International Emerging Markets Fund Select*
International Emerging Markets Fund Preferred*
Invista International Emerging Markets Equity Composite    63.25  -17.59  11.38   25.57    7.46
   MSCI - Emerging Markets Free-ID                         58.89  -35.11  31.64   22.21  -12.83   0.64   53.92  13.41  149.65  -7.82
Average Diversified Emerging Market Category (Morningstar) 71.86  -27.03  -3.68   13.35   -3.45  -9.27   73.26   0.26   18.10  -9.89

International Fund I Select*
International Fund I Preferred*
Invista International Broad Markets Composite              25.78   10.47  12.43   24.54   14.07  -2.39   44.83
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

International Fund II Select*
International Fund II Preferred*
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

International SmallCap Fund Select*
International SmallCap Fund Preferred*
Invista International Small Cap Equity Composite           86.79   13.24  15.62   40.53    3.61
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

Pacific Basin Fund Select*
Pacific Basin Fund Preferred*
BT Pacific Basin Composite                                132.40    7.35 -27.91
   MSCI Pacific Index-ND                                   57.64    2.44 -25.49   -8.58    2.78  12.83   35.69 -18.40   11.30 -34.42
   Average Diversified Pacific/Asia Category (Morningstar) 92.50   -5.91 -27.90    4.02    2.39  -5.49   59.02  -3.03   15.05 -16.65

      * Fund's inception 12/__/00.
     ** Since inception.

                                            DYNAMIC FUNDS


IMPORTANT NOTES TO THE APPENDIX

Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Long Term Gov't./Corporate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Mutual Fund 1-5 Government/Credit Index is composed of treasury notes, agencies, and credits rated BBB or better, and with maturities of 1 year or greater and 5 years or less. It is a rolling mix of issues, as new issues are added and issues becoming less than 1 year to maturity are deleted.

Morgan   Stanley   Capital   International   (MSCI)   Europe  (15)  Index  is  a
capitalization-weighted index. The index is designed to track the broader MSCI EMU Benchmark containing stocks in ten EMU member countries.

Morgan Stanley Capital International Pacific Index is a regional/composite index of the MSCI World Index. It is a market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe, and Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both US Dollars and Local. Countries in the Pacific Region include: Australia, Hong Kong, Japan, Malaysia, New Zealand, and Singapore.

Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 400 Value Index is a market capitalization-weighted index of all the stocks in the S&P 400 that have low price-to-book ratios. The index is rebalanced semi-annually on January 1 and July 1.

S&P/BARRA 500 Growth Index is a market capitalization-weighted index of all the stocks in the S&P 500 that have high price-to-book ratios. It is designed so that approximately 50% of the SPX market capitalization is in the Growth Index.

S&P/BARRA 500 Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately have of the S&P SmallCap 600 on a market capitalization basis.

S&P Midcap 400 Index includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.



Institutional Class











                         PRINCIPAL INVESTORS FUND, INC.



              This Prospectus describes a mutual fund organized by
                       Principal Life Insurance Company.




                 The date of this Prospectus is _______________.





















     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS
   Fund Descriptions...................................................2

       Moderate Funds
          Partners LargeCap Blend Fund.................................4
          Partners LargeCap Growth Fund I..............................6
          Partners LargeCap Growth Fund II.............................8
          Partners LargeCap Value Fund................................10
          Partners MidCap Value Fund .................................12

       Aggressive Funds
          Partners SmallCap Growth Fund I.............................14
          Partners SmallCap Growth Fund II............................16
          Technology Fund.............................................18

       Dynamic Fund
          International Fund II.......................................20

   General Information
       The Costs of Investing.........................................22
       Certain Investment Strategies and Related Risks................22
       Management, Organization and Capital Structure.................26
       Shareholder Information........................................28
       Fund Account Information ......................................30




FUND DESCRIPTIONS

Class I shares of the Principal Investors Fund are offered via this prospectus. Principal Management Corporation*, the "Manager" of each of the Funds, has selected a Sub-Advisor for each Fund based on the Sub-Advisor's experience with the investment strategy for which it was selected.

     Fund                                                Sub-Advisor
--------------------                                     -----------
International II                         BT Funds Management (International) Limited ("BT")*
Partners LargeCap Blend                  Federated Management Corporation ("Federated")
Partners LargeCap Growth I               Morgan Stanley Asset Management ("Morgan Stanley")
Partners LargeCap Growth II              American Century Investment Management, Inc. ("American Century")
Partners LargeCap Value                  Alliance Capital Management L.P. through its Bernstein Investment
                                           Research and Management unit ("Bernstein")
Partners MidCap Value                    Neuberger Berman Management Inc. ("Neuberger Berman")
Partners SmallCap Growth I               Neuberger Berman Management Inc. ("Neuberger Berman")
Partners SmallCap Growth II              Federated Management Corporation ("Federated")
Technology                               BT Funds Management (International) Limited ("BT")*

*Principal Management  Corporation and BT are members of the Principal Financial
Group.



Only eligible purchasers may buy Class I shares of the Funds. Eligible purchasers are limited to separate accounts of Principal Life Insurance Company and Principal Life Insurance Company or any of its subsidiaries or affiliates. The Board of Directors reserves the right to broaden or limit this designation of eligible purchaser.

In the  description  for each Fund,  there is  important  information  about the
Fund's:

Primary investment strategy
This section summarizes how each Fund intends to achieve its investment objective. It identifies the Fund's primary investment strategy (including the type or types of securities in which the Fund invests) and any policy to concentrate in securities of issuers in a particular industry or group of industries.

The Funds are each designed to be a portion of an investor's portfolio. None are intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions.

Annual operating expenses
The annual operating expenses for each Fund are deducted from that Fund's assets (stated as a percentage of Fund assets). A Fund's operating expenses are shown with each Fund. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help investors compare the cost of investing in a particular Fund with the cost of investing in other mutual funds. The examples assume an investment of $10,000 in a Fund for the time periods indicated. The examples also assume that the investment has a 5% total return each year and that the Fund's operating expenses are the same as the estimated expenses shown. Although the actual costs may be higher or lower, based on these assumptions, the costs would be as shown.

Day-to-day Fund management
The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Fund Performance
Because the Funds are new and have not completed a full calendar year of operations, performance information for the Funds is not included in this Prospectus. To obtain performance information of a Fund after its first full calendar quarter of operations, contact the Principal Retirement Service Centersm (www. principal.com) or call 1-800-_____________.

NOTE: Investments in these Funds are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         No salesperson, dealer or other person is authorized to give information or make representations about a Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by the Principal Investors Fund, a Fund, the Manager or any Sub-Advisor.

PARTNERS LARGECAP BLEND FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies that offer superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a large market capitalizaiton. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, Federated, looks at stocks with value and/or growth characteristics and will construct an investment portfolio that will have a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.

Using its own quantitative process, Federated rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Fund present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Because the inception date of the Fund is _______, 2000, historical performance data is not available. Estimated annual Fund operating expenses are as follows:


                                    Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                    1 Year  3 Years
--------------------------------------------------------------------------------
                Institutional Class  $77      $240
                                   ------------------


                            Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................   0.75%

         Total Fund Operating Expenses   0.75%


                           Day-to-day Fund Management

Since _______, 2000 Co-Manager: James E. Grefenstette, CFA.
(Fund's inception)  Mr.  Grefenstette  joined  Federated  in 1992 and has been a
                    Portfolio Manager and a Vice President of Federated Investment Management Company since 1996. From 1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an Assistant Vice President of Federated Investment Management Company. Mr. Grefenstette received his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000  Co-Manager:  J. Thomas Madden, CFA.
(Fund's inception)  Mr.  Madden  joined  Federated  as  a  Senior
                    Portfolio Manager in 1977 and has been an
                    Executive Vice President of Federated Investment Management Company since 1994. Mr. Madden served as a Senior Vice President of Federated Investment Management Company from
                    1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.

Since ______, 2000  Co-Manager:  Bernard J. Picchi, CFA.
(Fund's  inception) Mr. Picchi joined Federated in 1999 as a Senior Vice
                    President/Director of U.S. Equity Research for Federated Investment Management Company. From 1994 to 1999,
                    Mr. Picchi was a Managing  Director of Lehman
                    Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.

PARTNERS LARGECAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
The Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. The universe of eligible companies generally includes those with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Fund's holdings within the limits permissible for a diversified fund. The Fund may invest up to 25% of its assets in securities of foreign companies.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

The Fund has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Fund engages in short-term trading, it may have increased transaction costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.


Because the inception date of the Fund is _________, 2000, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 Year    3 Years
--------------------------------------------------------------------------------

             Institutional Class     $77      $240
                                  ------------------


                               Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................   0.75%

     Total Fund Operating Expenses       0.75%


                           Day-to-day Fund Management

Since _______, 2000   Co-Manager:  William S. Auslander,  Portfolio Manager and
(Fund's inception)    Principal of Morgan  Stanley & Co.  Incorporated  and
                      Morgan  Stanley  Dean Witter  Investment  Management  Inc.
                      since 1998. From 1995 to 1998 he served as Equity Analyst.
                      Prior thereto, he was an Equity Analyst at Icahn & Co.,
                      1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.

Since _______,  2000  Co-Manager: Philip W.  Friedman,  Managing  Director of
(Fund's inception)    Morgan  Stanley & Co. Incorporated and Morgan Stanley Dean
                      Witter Investment Management Inc. since 1997.  Member of
                      Morgan  Stanley & Co.  Research since 1990,  served as
                      Director of North America Research 1995-1997. Prior thereto, Assistant to the Controller and Chief Equity
                      Financial Officer,  Arthur Andersen & Company. He holds a
                      BA from Rutgers  University and an MBA from  Northwestern-
                      J.L.  Kellogg School.


PARTNERS LARGECAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of large capitalization companies. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub-Advisor, American Century, selects stocks for investment that it believes will increases in value over time using a growth investment strategy it developed. This strategy looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. The American Century strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater than average chance to increase in value.

Using its extensive computer database, American Century tracks financial information for thousands of companies to research and select the stocks it believes will be able to sustain accelerating growth. This information is used to help American Century select or decide to continue to hold the stocks of companies it believes will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Under normal market conditions, American Century intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When it considers it prudent, American Century may invest Fund assets in nonleveraged futures and options. Nonleveraged means that the Fund may not invest in futures and options where it would be possible to lose more than the Fund invested. Futures and options can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 Year    3 Years

           Institutional Class      $102       $318


                            Fund Operating Expenses

                                     Institutional
                                         Class

     Management Fees..................   1.00%

     Total Fund Operating Expenses       1.00%


                           Day-to-day Fund Management

Since _____,  2000  Co-Manager:  Gregory  Woodhams,  CFA. Mr.
(Fund's inception)  Woodhams  is a Vice  President  and  Portfolio  Manager  for
                    American Century Investments, Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor's Degree in Economics from Rice University and a Master's Degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

Since ____, 2000    Co-Manager:  C. Kim Goodwin. Ms. Goodwin is
(Fund's inception)  Senior  Vice  President  and Senior  Portfolio  Manager  for
                    American Century Investments. Ms. Goodwin has worked in the financial industry since 1987. She joined American Century in 1997. Previously, Ms. Goodwin was a Senior Vice President with Putnam Investments (19__ to 1997). Prior to that, she was a Vice President and Portfolio Manager at Prudential.
                    Ms. Goodwin was also an Assistant Vice President with Mellon
                    Bank where she had various investment research and portfolio construction responsibilities. Ms. Goodwin holds an AB degree in politics from Princeton, cum laude. She also holds a Master's Degree in Public Affairs from The Lyndon B.
                    Johnson School of Public Affairs at the University of Texas and an MBA degree in Business Administration in Finance from The Graduate School of Business at the University at Texas.

Since ____,  2000   Co-Manager:  Prescott  LeGard,  CFA.  Mr.
(Fund's inception)  LeGard  is  a  Portfolio   Manager  for   American   Century
                    Investments.  Mr. LeGard joined the company in 1999.  Before joining  the  company,  he was an  Equity  Analyst  for USAA
                    Investment   Management   where   he   analyzed   technology
                    companies.  He has worked in the  investment  industry since
                    1993.  Mr. LeGard holds a BA Degree in Economics from DePauw
                    University.  He has  earned  the right to use the  Chartered
                    Financial Analyst designation.

PARTNERS LARGECAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Fund generally invests at least 65% of its assets in companies with a market capitalization of greater than $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
o exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
o can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
o    appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Fund's securities may fluctuate on a daily basis. As with all mutual funds, as the value of the Fund's assets rise and fall, the Fund's share price changes. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                           1 Year     3 Years
--------------------------------------------------------------------------------
                      Institutional Class    $82        $255


                            Fund Operating Expenses

                                    Institutional
                                         Class

     Management Fees..................   0.80%

     Total Fund Operating Expenses       0.80%


                           Day-to-day Fund Management

Since ________, 2000  Co-Manager: Marilyn G. Fedak.  Ms. Fedak, Chief Investment
(Fund's inception)    Officer of U.S.  Value  Equities and Chairman of the U.S.
                      Equity Investment Policy Group of the Bernstein Investment
                      Research and Management unit of Alliance Capital
                      Management L.P. ("Alliance") since October 2, 2000 and prior to that at Sanford C. Bernstein & Co., Inc.
                      ("SCB Inc.") since 1993. She joined SCB Inc. in 1984 and has managed portfolio investments since 1976. She has a BA from Smith College and an MBA from Harvard
                      Business School.

Since ________, 2000 Co-Manager: Steven Pisarkiewicz. Mr. Pisarkiewicz has been (Fund's inception) with Alliance since October 2, 2000 and prior to that with
                      SCB Inc. since 1989 and has been Senior Portfolio Manager since 1997. He holds a BS from the University of Missouri and an MBA from the University of California at Berkeley.


PARTNERS MIDCAP VALUE FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 65% of its total assets in companies with a market capitalization between $1 billion and $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well established and well known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include: o strong fundamentals, such as a company's financial, operational and competitive positions; o consistent cash flow; and o a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stocks ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.

This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. It is anticipated that the annual portfolio turnover rate may be greater than 100%. Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in short-term capital gains (or losses).

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds. The value of the Fund's equity securities may fluctuate on a daily basis. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is  generally a suitable  investment  if  investors  seeking  long-term
growth  and  willing  to  accept   short-term   fluctuations  in  the  value  of
investments.


Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:


                                    Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 Year    3 Years
--------------------------------------------------------------------------------
               Institutional Class  $102       $318
                                   ------------------

                            Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................   1.00%

         Total Fund Operating Expenses   1.00%


                           Day-to-day Fund Management

Since  ______, 2000  Co-Manager: Robert I. Gendelman, Managing Director and
(Fund's inception)   Portfolio Manager, Neuberger Berman Management,Inc., since
                     1994. He holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.

PARTNERS SMALLCAP GROWTH FUND I
The Fund seeks long-term growth of capital.

Main Strategies
To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub-Advisor, Neuberger Berman, takes a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

Neuberger Berman follows a disciplined selling strategy and may eliminate a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because the inception date of the Fund is _________, 2000, historical performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                         1 Year    3 Years
--------------------------------------------------------------------------------

                     Institutional Class  $112      $350
                                        ------------------

                            Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................   1.10%

         Total Fund Operating Expenses   1.10%


                           Day-to-day Fund Management

Since ________, 2000 Co-Manager:  Michael F. Malouf.  Mr. Malouf is a Vice
(Fund's inception)   President of Neuberger  Berman  Management and Managing
                     Director of Neuberger Berman, LLC. Mr. Malouf joined the firm in 1998. From 1991 to 1998, he was a Portfolio
                     Manager at another firm.



Since ________, 2000 Co-Manager:  Jennifer K. Silver.  Ms. Silver is a Vice
(Fund's inception)   President of Neuberger  Berman  Management and Managing
                     Director of Neuberger  Berman,  LLC. Ms. Silver has been
                     Director of the Growth Equity Group since 1997 and was an Analyst and a Portfolio Manager at another firm from 1981 to 1997.

PARTNERS SMALLCAP GROWTH FUND II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund pursues its investment objective by investing primarily in equity securities of companies offering superior prospects for earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, the Fund invests at least 65% of its assets in companies with a small market capitalizaiton. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Using its own quantitative process, the Sub-Advisor, Federated, rates the future performance potential of companies. Federated evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index. Accordingly, the prices of the stocks held by the Fund may, under certain market conditions, be more volatile than the prices of stocks selected using a less aggressive approach.

The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Federated may group companies with similar characteristics into broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As Federated allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments that generally affect that sector.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

In addition, the Fund is subject to the risk that its principal market segment, small capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Fund present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Fund's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Fund's assets rise and fall, the Fund's share price changes. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:



                                    Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
                                   1 Year     3 Years
--------------------------------------------------------------------------------
              Institutional Class   $102       $318
                                   ------------------

                            Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................   1.00%

         Total Fund Operating Expenses   1.00%





                           Day-to-day Fund Management


Since ______,  2000 Co-Manager:  Keith J. Sabol,  CFA. Mr.
(Fund's inception)  Sabol joined  Federated  in 1994.  He has  been a  Porfolio
                    Manager since 1996 and served as an Assistant Vice President of Federated Investment Management Company from 1997 to 1998. He has been a Vice President of Federated Investment Management Company since 1998. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for Federated Investment Management Company from 1994 to 1996. Mr. Sabol earned his MS in Industrial Administration from Carnegie Mellon University. He has earned the right to use the Chartered Financial Analyst designation.



Since _______, 2000 Co-Manager: Aash M. Shah, CFA. Mr. Shah
(Fund's inception)  joined  Federated  in 1993 and has been a Portfolio  Manager and a Vice President of Federated Investment Management Company since 1997. Mr. Shah was a Portfolio Manager and served as an Assistant Vice President of Federated Investment Management Company from 1995 through 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Accounting. He has earned the right to use the Chartered Financial Analyst designation.


TECHNOLOGY FUND
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests primarily in common stocks and other securities of technology and telecommunications companies domiciled in any of the nations of the world. The Sub-Advisor, BT believes that as markets are becoming increasingly globalized, companies can no longer be researched on a purely regional basis. Companies are increasingly influenced by global, not just local trends, and for this reason BT believes that analysis and research needs to be conducted in a global context. BT considers companies in a broad range of technology-related industries, generally including: computers; software and peripheral products; electronics; communications equipment and services; and information services.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The Fund is also subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.


Investor Profile
The Fund is generally a suitable investment for investors seeking long-term growth of capital in the technology and telecommunications sector and who are able to assume the increased risks of higher price volatility associated with such investments.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                   1 Year    3 Years
--------------------------------------------------------------------------------
           Institutional Class      $102      $318
                                  ------------------

                            Fund Operating Expenses
                                    Institutional
                                         Class

     Management Fees..................   1.00%

         Total Fund Operating Expenses   1.00%


                           Day-to-day Fund Management


Since ________, 2000  David Mills is Executive Vice President
(Fund's  inception)   of BT and serves as its head of U.S. Equities.  He joined
                      BT's retail unit trust team in January 1990 as an Analyst in European equities. In July 1996, he assumed fund management responsibility for all of the direct European investment vehicles offered by BT.
INTERNATIONAL II
The Fund seeks long-term growth of capital.

Main Strategies
The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities of:
o companies with their principal place of business or principal offices outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced or sales made outside the U.S.

The Sub-Advisor, BT, selects securities for the Fund based on its own global investment research. The research program is focused on three key criteria:
o business franchise - considering factors such as the company's relationship with its suppliers and customers, the degree of rivalry with competitors as well as the exposure to regulatory and technological risk;
o quality of management - assessing the company's management on its ability to execute current business plans, manage the capital invested in the business as well as the level of transparency with respect to strategy and operations; and
o business valuation - determining the private market or `true business value' of the firm.

BT's qualitative analysis is complemented by disciplined valuation techniques. These include proprietary models as well as conventional market measurements and industry specific models of relative value. This analytical framework ensures consistency and transparency throughout the research process. Portfolios are constructed and managed within predetermined guidelines that are regularly monitored by BT.

Main Risks
Because it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

The Fund may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than large, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.

The net asset value of the Fund's shares is based on the values of the securities it holds. The value of the stocks owned by the Fund changes on a daily basis. In the short-term, stock prices can fluctuate dramatically in response to these factors. If the investor sells Fund shares when their value is less than the price the investor paid for them, the investor will lose money.

Investor Profile
The Fund is generally a suitable investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Because  the  inception  date  of  the  Fund  is  _________,   2000,  historical
performance data is not available. Estimated annual Fund operating expenses are as follows:

                                    Examples
The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                        1 Year    3 Years
--------------------------------------------------------------------------------
               Institutional Class      $102       $318
                                      ------------------


                            Fund Operating Expenses
                                     Institutional
                                         Class

     Management Fees..................    1.00%

        Total Fund Operating Expenses     1.00%



                           Day-to-day Fund Management

Since ________, 2000  Christopher Selth, Executive  Vice  President of  BT, was
(Fund's inception)    appointed its head of  International Equities in 1998 and
                      its joint head of Equities in 1999.  He joined  BT in 1987 as an Investment Analyst in the retail unit trust group.
                      In 1988, he  was  assigned  the  responsibility  to  cover
                      European   equities.    Mr.   Selth   was   given
                      responsibility  for the European component of all retail
                      unit trusts in March 1994.  Since November 1996, he has
                      been  responsible for  institutional and retail European
                      investments,  supervising all European  activities,   and
                      the  European  funds management group.  Prior to joining
                      BT, Mr. Selth worked with QBE  Insurance  Limited in
                      investment management   as  an   assistant   to  the Group
                      Treasurer. He holds a Bachelor's degree in Economics (Honours) from the University of Sydney.

THE COSTS OF INVESTING

Fees and Expenses of the Funds
The shares of the Funds are sold without a front-end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Funds purchased with reinvested dividends or other distributions. The Funds do not pay any fees other than those described below and do not pay any other expenses.

Ongoing Fees
Each Fund pays ongoing fees to the Manager and others who provide services to the Fund. They reduce the value of each share. Because they are ongoing fees, they increase the cost of investing in the Funds. These fees include:
o Management Fee - Through the Management Agreement with the Fund, the Manager has agreed to provide investment advisory services and corporate administrative services to the Funds.
o Service Fee - The Manager has entered into a Services Agreement with the Fund under which the Manager performs personal services to shareholders.
o Administrative Service Fee - The Manager has entered into an Administrative Services Agreement with the Fund under which the Manager provides transfer agent services to the Fund. In addition, the Manager has assumed the responsibility for communications with and recordkeeping services for beneficial owners of Fund shares.
o Portfolio Accounting Services - The Manager has entered into an agreement with the Fund under which the Manager supplies portfolio accounting services.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each  of  the  Funds  may  lend  its  portfolio   securities   to   unaffiliated
broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The Funds may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If the Fund's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Forward Commitments
Each of the Funds may enter into forward commitment agreements. These agreements call for the Fund to purchase or sell a security on a future date at a fixed price. Each of these Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants
Each of the Funds may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

Derivatives
To the extent permitted by its investment objectives and policies, each of the Funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Funds may not invest in oil leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Sub-Advisor anticipated;
o the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment; and
o    the counterparty may fail to perform its obligations.

Foreign Securities
Each of the following Funds may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
o companies with their principal place of business or principal office outside the U.S.;
o companies for which the principal securities trading market is outside the U.S.; and
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The International II and Technology Funds each may invest up to 100% of its assets in foreign securities. The other Funds each may invest up to 25% of its assets in foreign securities.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's portfolio. The Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social,  political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Securities of Smaller Companies
The Funds may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Funds may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary Defensive Measures
For temporary defensive purposes in times of unusual or adverse market conditions, the Funds may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive investment measures. In taking such measures, the Funds may fail to achieve their investment objective.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a Fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year. No turnover rates are calculated for the Funds as they have been in existence for less than six months.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
The Manager
Principal Management Corporation serves as the Manager for the Fund. Through the Management Agreement with the Fund, the Manager has agreed to handle the investment advisory services and provide certain corporate administrative services for the Fund. The Fund and the Manager have also entered into a Service Agreement under which the Manager provides personal services to shareholders of each Fund. Additionally, the Fund and the Manager have entered into a Transfer Agency Agreement under which the Manager has agreed to provide transfer agency services. The Fund and the Manager have entered into a Portfolio Accounting Service Agreement under which the Manager provides portfolio accounting services.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of ________, the mutual funds it manages had assets of approximately $_____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa.

The Sub-Advisors
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory Agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund. For these services, the Sub-Advisor is paid a fee by the Manager.

Fund:             International II and Technology

Sub-Advisor:      BT  Funds  Management  (International)  Limited  ("BT")  is a
                  related company of  BT  Funds  Management
                  Limited  ("BTFM")  and a  member  of the  Principal  Financial
                  Group.  Its address is The Chifley  Tower,  2 Chifley  Square,
                  Sydney 2000 Australia.  As of June 30, 2000, BT, together with
                  BTFM, had approximately $25.6 billion under management for more than ____________ institutional and individual clients.

Fund:             Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated Investment  Management  Company  ("Federated") is a
                  registered investment adviser and a wholly-owned  subsidiary of Federated Investors,  Inc.,  which was  founded  in 1955.
                  Federated  is located  in the  Federated  Investors  Tower  at
                  1001  Liberty Avenue,   Pittsburgh,   PA  15222-3779.  As  of
                  June 30,  2000, Federated managed $125 billion in assets.

Fund:             Partners LargeCap Growth I

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020, provides a broad range of portfolio management services to  customers  in the U.S.  and abroad.  As of June 30,  2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $177.2 billion as named fiduciary or fiduciary adviser. On December 1, 1998 Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Fund:             Partners LargeCap Growth II

Sub-Advisor:      American Century Investment Management ("American Century"),
                  Inc. was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111.  As of June 30, 2000, American Century managed over
                  $110 billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of June 30, 2000, Alliance managed $387.8 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Fund:             Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180.  Together with Neuberger Berman,  the firms manage more than $54  billion in total  assets (as of June 30,  2000)
                  and continue an asset management history that began in 1939.


Duties of Manager and Sub-Advisors
The Manager or Sub-Advisor provides the Board of Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Fund on its investment policy and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by the Fund for its services, which includes any fee paid to the Sub-Advisor.

Each Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Fund that is relying on that order, the Manager may:
o    hire one or more Sub-Advisors;
o    change  Sub-Advisors;  and
o    reallocate  management
fees between itself and Sub-Advisors. The Manager will continue to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Sub-Advisors and recommend their, hiring, termination and replacement. No Fund will rely on the order until it receives approval from the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor without that agreement, including the compensation to be paid under it, being similarly approved. The Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners SmallCap Blend, Partners SmallCap Growth I and Partners SmallCap Growth II Funds have received the necessary shareholder approval and intend to rely on the order.

SHAREHOLDER INFORMATION

Pricing of Fund Shares
Each Fund's shares are bought and sold at the current NAV. The share price of each class of each Fund is calculated each day the New York Stock Exchange
(NYSE) is open. The NAV is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the NAV used to fill the order is the next price calculated after the order is received.

The share price for Class I shares is calculated by:
o    taking the current market value of the total assets of the Fund
o    subtracting  liabilities of the Fund
o    dividing the remainder proportionately into the classes of the Fund
o    subtracting the liabilities of Class I shares from its portion
o    dividing the remainder by the total number of shares owned in Class I.

NOTES:
o If current market values are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o A Fund's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The International II and Technology Funds each has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

Purchase of Fund Shares
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Funds. There are no restrictions on amounts to be invested in Class I shares of the Funds.

Shareholder accounts for each Fund are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase or sale and the total number of shares owned. The statement of account is treated by each Fund as evidence of ownership of Fund shares. Share certificates are not issued.

Redemption of Fund Shares
Each Fund sells its shares upon request. There is no charge for the sale. Shares are redeemed at the NAV per share next computed after the request is received by the Fund in proper and complete form.

The Fund generally sends payment for shares sold the business day after the sell order is received. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Exchange of Fund Shares
Shares in the Funds may be exchanged, without charge, for the same class of any other Principal Investors Fund. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity, and under other circumstances where the Board of Directors or the Manager believes it is in the best interest of the Fund, the Fund reserves the right to review or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange or close the account. Notification of such action will be given to the extent required by law.

Dividends and Distributions
The Funds pay most of their net dividend income once each year. Payments are made to shareholders of record on the third business day prior to the payment date. The payment date is December 24 (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the fourth business day of December. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

Dividend and capital gain distributions from a Fund are reinvested in additional shares of the Fund making the distribution.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long the shares have been held. However, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans.

A tax advisor should be consulted to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan. A tax advisor can also provide information on the potential impact of possible foreign, state and local taxes. A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased.

A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirement.

FUND ACCOUNT INFORMATION

Reservation of Rights
The Funds reserve the right to amend or terminate the special plans described in this prospectus. In addition, the Funds reserve the right to change the share class described herein. Shareholders will be notified of any such action to the extent required by law.

Financial Statements
Shareholders will receive annual financial statements for the Funds, examined by the Funds' independent auditors, Ernst & Young LLP. Shareholders will also receive a semiannual financial statement that is unaudited.

                                   APPENDIX A



RELATED PERFORMANCE OF THE SUB-ADVISORS

The Funds started operation on December ______, 2000 and have no historical performance data. The following tables set forth historical information about client accounts managed by a Sub-Advisor that have investment objectives and strategies similar to those of the corresponding Fund the Sub-Advisor manages. These client accounts consist of individuals, institutions and other mutual funds. This composite data is provided to illustrate the past performance of each Sub-Advisor in managing similar accounts and does not represent the performance of any Fund.

On the following pages "composite performance" is shown for each Sub-Advisor with regard to all of those similarly managed accounts. The composite performance is computed based upon essentially the Sub-Advisor's asset weighted "average" performance with regard to such accounts. The composite performance information shown is based on a composite of all accounts of each Sub-Advisor (and its predecessor, if any) having substantially similar investment objectives, policies and strategies to the corresponding Fund. The composite results reflect the deduction of all fees and expenses actually incurred by the client accounts.

Portions of the information below are based on data supplied by the Sub-Advisors and from statistical services, reports or other sources believed by the Manager to be reliable. However, such information has not been verified or audited by the Manager.

Some of the accounts included in the composites are not mutual funds registered under the 1940 Act. Those accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.

The performance data should not be considered as an indication of future performance of any Fund or any Sub-Advisor. In addition, the effect of taxes is not reflected in the information below as it will depend on the investor's tax status.

Please note that 1999 was an exceptionally good year for the stocks of technology companies and mutual funds that invest in them. It should not be expected that those stocks and funds will perform as well every year. Stock prices can change unpredictably and, in fact, they may lose value in some years.


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Partners LargeCap Blend Fund Institutional*
Federated Capital Appreciation Composite                    2.76   26.15  25.71   25.98   18.51
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Blend  Category (Morningstar)           0.51    8.93  17.29   20.35   15.60

Partners LargeCap Growth Fund I Institutional*
Morgan Stanley Equity Growth Composite                      6.33   28.60  27.33   29.45   19.89
   S&P 500 Index                                           -0.42    7.25  19.66   23.80   17.80
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Growth Fund II Institutional*
American Century Growth Composite                           6.63   29.62  29.23   24.23   17.53
   Russell 1000 Growth Index                                4.23   25.66  28.08   28.67   20.05
   Average LargeCap Growth Category (Morningstar)           3.07   27.19  27.04   24.93   17.85

Partners LargeCap Value Fund Institutional*
Sanford C. Bernstein Diversified Value Composite           -4.18   -7.89   9.84   17.28   15.64
   Russell 1000 Value Index                                -4.23   -8.92  10.94   17.78   15.24
   Average LargeCap Value Category (Morningstar)           -1.92   -5.21   8.74   15.16   13.36

Partners MidCap Value Fund Institutional*
Neuberger Berman MidCap Value Composite                     6.63    3.34   5.60   14.61   13.91
   Russell Midcap Value Index                              -0.69   -7.91   6.95   13.71   14.22
   Average MidCap Value Category (Morningstar)              1.31   -2.56   7.23   13.20   12.77


                                                                                      Annual Performance
                                                                                  (year ended December 31)


                                                          1999   1998    1997    1996   1995    1994   1993    1992    1991   1990

Partners LargeCap Blend Fund Institutional*
Federated Capital Appreciation Composite                 43.39   20.08  30.62   18.39   37.17  -0.30   11.31  11.37   27.43    -4.43
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Blend  Category (Morningstar)        19.72   21.95  27.43   20.37   31.99  -1.08   11.12   7.62   32.13    -3.34

Partners LargeCap Growth Fund I Institutional*
Morgan Stanley Equity Growth Composite                   40.03   20.00  31.79   31.45   45.19   3.17    4.27   5.95   25.57    -2.92
   S&P 500 Index                                         21.04   28.58  33.36   22.96   37.58   1.32   10.08   7.62   30.47    -3.10
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Growth Fund II Institutional*
American Century Growth Composite                        34.68   36.77  29.28   14.92   20.35  -1.49    3.76  -4.29   69.02    -3.83
   Russell 1000 Growth Index                             33.16   38.71  30.49   23.12   37.19   2.66    2.90   5.00   41.16    -0.26
   Average LargeCap Growth Category (Morningstar)        39.72   33.56  25.00   18.95   32.27  -2.32   10.31   5.83   43.69    -2.12

Partners LargeCap Value Fund Institutional*
Sanford C. Bernstein Diversified Value Composite          7.80   16.80  30.70   22.90   37.50   1.50   13.80  13.70   33.10    -6.30
   Russell 1000 Value Index                               7.35   15.63  35.18   21.64   38.35  -1.99   18.12  13.81   24.61    -8.08
   Average LargeCap Value Category (Morningstar)          6.63   13.10  27.01   20.79   32.28  -0.81   13.25   9.89   28.51    -6.37

Partners MidCap Value Fund Institutional*
Neuberger Berman MidCap Value Composite                   8.04  -10.66  32.66   28.08   35.23  -1.89   16.44  17.52   22.36    13.91
   Russell Midcap Value Index                            -0.11    5.09  34.37   20.26   34.93  -2.13   15.62  21.68   37.92   -16.08
   Average MidCap Value Category (Morningstar)            7.78    3.92  26.04   20.50   29.27  -1.11   17.11  13.54   29.65    -8.51



      * Fund's inception 12/__/00.
     ** Since inception.

                                        MODERATE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR

Partners SmallCap Growth Fund I Institutional*
Neuberger Berman SmallCap Growth Composite                  5.98   93.80**
   Russell 2000 Growth Index                                1.23   28.39  16.32   15.80   13.26
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Partners SmallCap Growth Fund II Institutional*
Federated Aggressive Growth Composite                       1.64   69.20  39.90   35.59**
   S&P/BARRA 600 Growth Index                               6.89   14.39  10.11   15.40   13.99
   Average SmallCap Growth Category (Morningstar)          10.09   55.14  24.42   20.86   17.12

Technology Fund Institutional*
   Average Technology Category (Morningstar)                4.35   92.16  54.10   35.69   27.95

                                                                                    Annual Performance
                                                                                (year ended December 31)


                                                        1999   1998    1997    1996   1995    1994   1993    1992    1991  1990

Partners SmallCap Growth Fund I Institutional*
Neuberger Berman SmallCap Growth Composite
   Russell 2000 Growth Index                           43.09    1.23  12.95   11.26   31.04  -2.43   13.36   7.77   51.19  -17.14
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64   -5.96

Partners SmallCap Growth Fund II Institutional*
Federated Aggressive Growth Composite                 111.60    8.08  30.06**
   S&P/BARRA 600 Growth Index                          12.41   -1.31  25.58   21.32   29.97  -4.78   18.79  21.05   48.48  -23.69
   Average SmallCap Growth Category (Morningstar)      61.45    4.49  18.19   19.99   35.44  -0.28   16.70  11.99   53.64   -5.96

Technology Fund Institutional*
   Average Technology Category (Morningstar)          136.50   52.41   9.58   20.31   42.89  13.18   24.07  13.03   46.92    0.54

      * Fund's inception 12/__/00.
     ** Since inception.

                                             AGGRESSIVE FUNDS


PERFORMANCE RESULTS

                                                                Average Annual Performance
                                                                  (through June 30, 2000)


                                                             YTD   1 YR    3 YR    5 YR   10 YR


International Fund II Institutional*
   MSCI EAFE (Europe, Australia, Far East) Index-ND         -4.06  17.16  10.18   11.33   7.95
   Average Foreign Category (Morningstar)                   -3.99  27.08  12.44   13.48   9.31



                                                                                        Annual Performance
                                                                                    (year ended December 31)


                                                            1999   1998    1997    1996   1995    1994   1993    1992   1991  1990


International Fund II Institutional*
   MSCI EAFE (Europe, Australia, Far East) Index-ND        26.96   20.00   1.78    6.05   11.21   7.78   32.56 -12.17   12.13 -23.45
   Average Foreign Category (Morningstar)                  44.49   13.00   5.43   12.39    9.82  -0.40   36.71  -4.54   13.07 -10.90

      * Fund's inception 12/__/00.
     ** Since inception.

                                            DYNAMIC FUNDS


IMPORTANT NOTES TO THE APPENDIX

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index is a stock index designed to measure the investment returns of developed economies outside of North America.

Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Value Index is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.

S&P 500 Index is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

S&P/BARRA 600 Growth Index is a market capitalization-weighted index of the stocks in the S&P SmallCap 600 Index having the lowest book to price ratios. The index consists of approximately have of the S&P SmallCap 600 on a market capitalization basis.



                         PRINCIPAL INVESTORS FUND, INC.
                (previously Principal Special Markets Fund, Inc.)









       This Prospectus describes a mutual fund organized by Principal Life
                               Insurance Company.






                  The date of this Prospectus is April 3, 2000
                       as revised through _________, 2000.













      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                TABLE OF CONTENTS

     Fund Description........................................................  3

     International Emerging Markets Portfolio................................  4

     International Securities Portfolio......................................  6

     International SmallCap Portfolio........................................  8

     Mortgage-Backed Securities Portfolio.................................... 10

     The Costs of Investing.................................................. 12

     Certain Investment Strategies and Related Risks......................... 12

     Management, Organization and Capital Structure.......................... 15

     Management Discussion of Fund Performance............................... 16

     Pricing of Fund Shares.................................................. 20

     Dividend and Distributions.............................................. 20

     Offering Price of Shares................................................ 22

     To Sell Shares.......................................................... 22

     General Information about a Fund Account................................ 24


FUND DESCRIPTION

The Principal Investors Fund, Inc. (previously Principal Special Markets Fund, Inc.) (the "Fund") is an open-end management investment company. Four of its Portfolios are described in this prospectus: International Emerging Markets Portfolio, International Securities Portfolio, International SmallCap Portfolio and Mortgage-Backed Securities Portfolio. As of ___________, 2000, shares of the Portfolios are no longer available for purchase.

In the description for each Portfolio, you will find important information about the Portfolio's:

Primary investment strategy
This section summarizes how the Portfolio intends to achieve its investment objective. It identifies the Portfolio's primary investment strategy including the type or types of securities in which the Portfolio invests.

Annual operating expenses
The annual operating expenses for each Portfolio are deducted from its assets (stated as a percentage of the Portfolio's assets) and are shown as of the end of the most recent fiscal year. The examples are intended to help you compare the cost of investing in a particular Portfolio with the cost of investing in other mutual funds. The examples assume you invest $10,000 in a Portfolio for the time period indicated. The examples also assume that your investment had a 5% return each year and that the Portfolio's operating expenses are the same as the most recent fiscal year expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.

Day-to-day Portfolio management
The investment professionals who manage the assets of each Portfolio are listed with each Portfolio. Backed by their staffs of experienced securities analysts, they provide the Portfolios with professional investment management.

Principal Management Corporation serves as the manager for the Fund. It has signed a contract with Invista Capital Management LLC ("Invista") to provide investment advisory services for the International, International Emerging Markets and International SmallCap Portfolios. The Manager has signed a contract with Principal Capital Income Investors, LLC ("PCII") to provide investment advisory services for the Mortgage-Backed Securities Portfolio.

Portfolio Performance
Included in each Portfolio's description is a set of tables and a bar chart. Together, these provide an indication of the risks involved when you invest.

The bar chart is included to provide you with an indication of the risks involved when you invest. The chart shows changes in the Portfolio's performance from year to year. One of the tables compares the Portfolio's average annual returns with:

o a broad-based securities market index (An index measures the market price of a specific group of securities in particular securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
o an average of mutual funds with a similar investment objective and management style. The averages used are prepared by Lipper, Inc., an independent statistical service.

The other table provides the highest and lowest quarterly rate of return for the Portfolio's shares over the life of the Portfolio.

A Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

NOTE:Investments in these Portfolios are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     No salesperson, dealer or other person is authorized to give information or to make representations about a Portfolio or the Fund other than those contained in this Prospectus. Information or representations from unauthorized parties may not be relied upon as having been made by a Portfolio, the Fund, the Manager or any Sub-Advisor.

INTERNATIONAL EMERGING MARKETS PORTFOLIO

Main Strategies
The International Emerging Markets Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

For this Portfolio, the term "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista, the Sub-Advisor, focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

Under normal conditions, at least 65% of the Portfolio's assets are invested in emerging market country equity securities. The Portfolio invests in securities of:
o companies with their principal place of business or principal office in emerging market countries;
o companies for which the principal securities trading market is an emerging market country; or
o companies, regardless of where its securities are traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

Main Risks
Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. Because the values of the Portfolio's assets may rise or fall dramatically, if you sell your shares when their value is less than the price you paid, you will lose money. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

                              Annual Total Returns

     1998   -17.21%          The  year-to-date  total return as of September 29,
     1999    63.37%          2000 is ______%.


                             The portfolio's highest/lowest quarterly results during the time period covered by the chart were:

                               Highest    38.53% (12/31/1999)
                               Lowest    -19.25% (9/30/1998 )

      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                         Past One Past Five
       Portfolio           Year     Years

     International Emerging
       Markets             63.37%   16.26%*


                                                  Past One Past Five Past Ten
                                                    Year    Years     Years

     Morgan Stanley Capital International EMF
        (Emerging Markets Free) Index               66.41%   2.00%    11.04%
     Lipper Emerging Markets Fund Average           70.77    5.11      7.47

     * Period from November 26, 1997, date shares first offered to the public, through December 31, 1999.

        Portfolio Operating Expenses

     Management Fees............. 1.15%
     Other Expenses*............. 0.00
                                  ----
                                  1.15%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.

                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years         5 Years       10 Years
         -----------------------------------------------------
         $117            $365            $633          $1,398

                        Day-to-day Portfolio Management

     Since November 1997       Manager: Kurtis D. Spieler, CFA. Mr. Spieler
     (Portfolio's inception)   joined Invista Capital Management in 1995. He
                               holds an MBA from Drake University and a BBA from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation


INTERNATIONAL SECURITIES PORTFOLIO

Main Strategies
The International Securities Portfolio seeks long-term growth of capital by investing in a portfolio of securities of companies domiciled in any of the nations of the world.

The International Securities Portfolio invests in common stocks of companies established outside of the U.S. The Portfolio has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Portfolio intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Portfolio does not intend to invest in equity securities of U.S. companies.

Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia
(Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.

In choosing investments for the Portfolio, the Sub-Advisor, Invista pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

Main Risks
The values of the stocks owned by the Portfolio change on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

Under unusual market or economic conditions, the Portfolio may invest in securities issued by domestic corporations, governments or governmental agencies, instrumentalities or political subdivisions. The securities may be denominated in U.S. dollars or other currencies.

The Portfolio is generally a suitable investment for investors who seek long-term growth and who want to invest in non-U.S. companies. This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. Suitable investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies. As with all mutual funds, the value of the Fund's assets may rise or fall. If you sell your shares when their value is less than the price you paid, you will lose money.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

                             Annual Total Returns

     1994   -6.45%           The  year-to-date  total return as of September 29,
     1995   12.02%           2000 is ______%.
     1996   24.12%
     1997   12.55%
     1998    9.55%           The portfolio's highest/lowest quarterly results
     1999   27.89%           during the time period covered by the chart were:

                               Highest    18.06% (12/31/1999)
                               Lowest    -17.48% (9/30/1998)

      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                             Past One Past Five Past Ten
            Portfolio           Year     Years    Years

     International Securities  27.89%   17.00%   15.88%*



                                                 Past One Past Five Past Ten
                                                   Year     Years    Years

     Morgan Stanley Capital International EAFE
      (Europe, Australia and Far East) Index       26.96%   12.83%   7.01%
     Lipper International Fund Average             40.80    15.37   10.54

     * Period from May 7, 1993, date shares first offered to the public, through December 31, 1999.

        Portfolio Operating Expenses

     Management Fees............. 0.90%
     Other Expenses*............. 0.00
                                  ----
                                  0.90%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.

                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your
     cost    would    be:

         1 Year         3 Years         5 Years       10 Years
         -----------------------------------------------------
           $92           $287            $498         $1,108

                         Day-to-day Portfolio Management

     Since June 1993           Co-Manager:  Scott  D. Opsal, CFA. Mr.  Opsal  is
                               Chief  Investment  Officer  of  Invista   Capital
                               Management and has been with the organization since 1993. He holds an MBA from the University of Minnesota and BS from Drake University. He has earned the right to use the Chartered Financial
                               Analyst designation.

     Since March 2000          Co-Manager:  Kurtis D. Spieler,  CFA. Mr. Spieler
                               joined Invista Capital Management in 1995. He holds an MBA from Drake University and a BBA from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.


INTERNATIONAL SMALLCAP PORTFOLIO

Main Strategies
The International SmallCap Portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Portfolio invests at least 65% of its assets in securities of companies having market capitalizations of $1.5 billion or less at the time of purchase.

In selecting securities for the Portfolio, Invista, the Sub-Advisor, diversifies the investments geographically. There is no limitation of the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Portfolio intends to have at least 65% of its assets invested in securities of companies of at least three countries.

Main Risks
Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Investments in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Fund is authorized to enter into certain foreign currency exchange transactions. In addition, the Fund's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities that may affect portfolio liquidity.

This Portfolio is not an appropriate investment if you are seeking either preservation of capital or high current income. You must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Portfolio is generally a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in smaller, non-U.S. companies. Because the values of the Portfolio's assets may rise or fall, when shares of the Portfolio are sold they may be worth more or less than the amount paid for them.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

                              Annual Total Returns

     1998   11.92%           The  year-to-date  total return as of September 29,
     1999   85.93%           2000 is ______%.

                             The portfolio's highest/lowest quarterly results during the time period covered by the chart were:

                               Highest    36.97% (12/31/1999)
                               Lowest    -20.68% (9/30/1998)

      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                         Past One Past Five
       Portfolio           Year     Years

   International SmallCap  85.93%  42.93%*


                                                   Past One Past Five Past Ten
                                                     Year     Years    Years

     Morgan Stanley Capital International EAFE
      (Europe, Australia and Far East) Index        26.96%   12.83%     7.01%
     Lipper International Small-Cap Fund Average    75.41    19.91     13.04

     * Period from November 26, 1997, date first offered to the public, through December 31, 1999.

        Portfolio Operating Exepnses


     Management Fees............. 1.00%
     Other Expenses*............. 0.00
                                  ----
                                  1.00%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.

                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years         5 Years       10 Years
         -----------------------------------------------------
          $102            $318            $552        $1,225

                         Day-to-day Portfolio Management

     Since March 2000          Co-Manager:  Dan  J. Sherman,  CFA.  Mr.  Sherman
                               joined Invista Capital Management in 1998. Prior to joining the firm, he led a regional research team for Salomon Smith Barney. He holds an MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

     Since November 1997       Co-Manager: Darren K. Sleister, CFA. Mr. Sleister
     (Portfolio's inception)   joined Invista Capital Management  as a Portfolio
                               Strategist in 1993. He holds an MBA from the University of Iowa, and an undergraduate degree from Central College. He has earned the right to use the Chartered Financial Analyst designation.


MORTGAGE-BACKED SECURITIES PORTFOLIO

Main Strategies
The Mortgage-Backed Securities Portfolio seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates. The guarantees by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

The Mortgage-Backed Securities Portfolio invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may invest in securities supported by:
o    full faith and credit of the U.S. Government (e.g. GNMA certificates); or
o credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Mortgage Corp.).
In addition, the Portfolio may invest in money market investments.

Although some of the securities the Portfolio purchases are backed by the U.S. government and its agencies, shares of the Portfolio are not guaranteed. Generally, when interest rates fall, the value of the Portfolio's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Portfolio's shares, when sold, shares of the Portfolio may be worth more or less than the amount paid for them.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Portfolio's securities do not effect interest income on securities already held by the Portfolio, but are reflected in the Fund's price per share. Since the magnitude of these fluctuation generally are greater at times when the Portfolio's average maturity is longer, under certain market conditions the Portfolio may invest in short term investments yielding lower current income rather than investing in higher yielding longer term securities.

GNMA Certificates are mortgage backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans which are then insured (by the Federal Housing Administration) or loans which are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages which it submits to GNMA for approval.

The Portfolio invests in modified pass-through GNMA Certificates. Owners of Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

Main Risks
Mortgage backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during period of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the fund.

In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Portfolio to experience a loss of some or all of the premium.

The Mortgaged-Backed Securities Portfolio is generally a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Portfolio shares to produce growth. Such investors prefer to have the repayment of principal and interest on most of the securities in which the Portfolio invests to be backed by the U.S. Government, its agencies or instrumentalities.

Portfolio Performance Information
The Portfolio's past performance is not necessarily an indication of future performance. The bar chart and tables provide some indication of the risks of investing in the Portfolio by showing changes in share performance from year to year.

                              Annual Total Returns

1994   -3.60%                The  year-to-date  total return as of September 29,
1995   19.26%                2000 is ______%.
1996    4.20%
1997   10.18%                The portfolio's highest/lowest quarterly results
1998    7.74%                during the time period covered by the chart were:
1999    0.30%
                               Highest     6.41% (6/30/1995)
                               Lowest     -3.50% (3/30/1994)

      Average annual total returns for the period ending December 31, 1999

     This table shows how the Portfolio's average annual returns compare with those of a broad-based securities market index and an index of funds with similar investment objectives.

                         Past One Past Five Past Ten
       Portfolio           Year     Years    Years

     Mortgage-Backed
       Securities          0.30%    8.15%    6.17%*


                                                  Past One  Past Five  Past Ten
                                                    Year      Years     Years

     Lehman Brothers Mortgage Index                 1.86%     7.98%     7.78%
     Lipper U.S. Mortgage Fund Average              0.65      7.00      6.95

     * Period from May 7, 1993, date shares first offered to the public, through December 31, 1999.



        Portfolio Operating Exepnses

     Management Fees............. 0.45%
     Other Expenses*............. 0.00
                                  ----
                                  0.45%

     * In addition to brokerage and extraordinary expenses, a Portfolio will pay only taxes and interest expenses, which it is anticipated to be minimal or nonexistent under normal circumstances.

                                    Examples

     The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year         3 Years         5 Years       10 Years
         -----------------------------------------------------
          $46             $144           $252          $567

                        Day-to-day Portfolio Management

     Since May 1993            Martin J. Schafer.  Mr. Schafer  joined the
     (Portfolio's inception)   Principal in  1977 and  has  broad  experience in
                               residential mortgage related securities. He
                               served as Director of Investment Securities at
                               the Principal   prior  to  joining   Invista
                               Capital  Management  in 1992. He  holds a BBA  in
                               Accounting and Finance from the University of Iowa.

THE COSTS OF INVESTING

The Fund pays ongoing fees to its Manager, Underwriter and others who provide services to the Fund. They reduce the value of each share you own.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices
Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Fixed-income securities are sensitive to changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Bond prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds may have speculative characteristics and be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities
Each of the Fund's Portfolios may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Portfolio sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Portfolio collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Portfolio holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Portfolio bears a risk of loss. To minimize such risks, the Portfolio enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Fund's Portfolios may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.

Currency Contracts
The International Emerging Markets, International Securities and International SmallCap Portfolios may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Portfolio will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Portfolio (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If a Portfolio's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investment, these techniques could result in a loss, regardless of whether the intent was to reduce risk or to increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. Additionally, there is the risk of government action through exchange controls that would restrict the ability of the Portfolio to deliver or receive currency.

Warrants
Each of the Portfolios may invest up to 5% of its assets in warrants. Up to 2% of a Portfolio's assets may be invested in warrants which are not listed on either the New York or American Stock Exchanges. For the International, International Emerging Markets and International SmallCap Funds, the 2% limitation also applies to warrants not listed on the Toronto Stock and Chicago Board Options Exchanges.

Options
Each of the Portfolios may buy and sell certain types of options. Each type is more fully discussed in the SAI.

Foreign Securities
The International Emerging Markets, International Securities and International SmallCap Portfolios each may invest in foreign securities. Investment in foreign securities presents certain risks including: fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions. In addition, there may be reduced availability of public information concerning issuers compared to domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements that apply to domestic issuers. Transactions in foreign securities may be subject to higher costs. Each Portfolio's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. Foreign securities markets, particularly those in emerging market countries, are known to experience long delays between the trade and settlement dates of securities purchased and sold. Such delays may result in a lack of liquidity and greater volatility in the price of securities on those markets. As a result of these factors, the Board of Directors of the Fund has adopted Daily Pricing and Valuation Procedures for the Portfolios. These procedures outline the steps to be followed by the Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. The Executive Committee of the Board of Directors oversees this process.

Securities of Smaller Companies
The Portfolios may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Unseasoned Issuers
The Portfolios may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history which can be used for evaluating the companies growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the companies management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Temporary or Defensive Measures
For temporary or defensive purposes in times of unusual or adverse market conditions, the Portfolios may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank certificates of deposit, bank acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Portfolio may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Portfolio Turnover
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in a fund's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Funds with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the fund) and may generate short-term capital gains (on which you pay taxes even if you don't sell any of your shares during the year). You can find the turnover rate for each Portfolio in the Portfolio's Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights already includes portfolio turnover costs.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Manager
Principal Management Corporation (the "Manager") serves as the manager for the Fund. In its handling of the business affairs of each Portfolio, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the financial and accounting records required for the Fund. The Manager has signed sub-advisory agreements with Invista for portfolio management functions for the International, International Emerging Markets and International SmallCap Portfolios. It has entered into a Sub-Advisory agreement with PCII for the Mortgage-Backed Securities Portfolio. The Manager compensates the Sub-Advisors for their services as provided in the Sub-Advisory Agreements.

The Manager is an indirect subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. As of _________, 2000, the Funds it managed had assets of approximately $____ billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

Invista is an indirect wholly-owned subsidiary of Principal Life Insurance Company and is an affiliate of the Manager. Invista has managed investments for institutional investors, including Principal Life, since 1985. As of __________, 2000, it managed assets of approximately $____ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

PCII is an indirect wholly-owned subsidiary of Principal Life Insurance Company and is an affiliate of the Manager. PCII has managed investments for institutional investors, including Principal Life, since 1985. As of __________, 2000, it managed assets of approximately $____ billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

The Manager provides the Board of Directors of the Fund a recommended investment program for each of the Portfolios. Each program must be consistent with the Portfolio's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises each Portfolio on its investment policies and determines which securities are bought and sold, and in what amounts.

The Manager is paid a fee by each Portfolio for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Portfolio (as a percentage of the average daily net assets) is determined using the following rate:

                                                                Fees Computed On                    Fees as a Percent of
                  Portfolio                               Net Asset Value of Portfolio            Average Daily Net Assets

     International Emerging Markets Portfolio                  First $250 million                         1.15%
                                                               Next $250 million                          1.05%
                                                               Over $500 million                          0.95%

     International Securities Portfolio                        Entire Portfolio                           0.90%

     International SmallCap Portfolio                          First $250 million                         1.00%
                                                               Next $250 million                          0.90%
                                                               Over $500 million                          0.80%

     Mortgage-Backed Securities Portfolio                      Entire Portfolio                           0.45%

For the fiscal year ended December 31, 1999 the Management fee for each Portfolio was:

     International Emerging Markets Portfolio          1.15%
     International Securities Portfolio                0.90%
     International SmallCap Portfolio                  1.00%
     Mortgage-Backed Securities Portfolio              0.45%

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

International Emerging Markets Portfolio

Emerging markets had a strong run in 1999. EMEA (Eastern Europe, Middle East, Africa) posted the largest gain as technology stocks soared and the region finished up 79.6% for the year. Asia registered a gain of 79.6%, and Latin America "lagged" the rest of the emerging world at 58.9%. The International Emerging Markets Portfolio's total return of 65.14% barely under-performed the MSCI EMF Index at 66.41%, with similar regional returns. For the year the Portfolio's market selection was slightly negative, but a majority of the lost ground was made up by selecting better stocks. The following paragraphs highlight the most significant events from each emerging markets region.

Despite their big run early in 1999, Asian countries continued to show evidence of solid economic recovery throughout the year. The Portfolio's managers were cautious on entering the Asian region immediately after the markets tumbled in late 1998 and by choosing to wait for evidence of structural change before reinvesting ground was lost early in the year. Since the initial rebound had been sparked by companies that were more speculative in nature, Portfolio managers were able to capitalize on the turning economy by purchasing stocks of companies with solid balance sheets and intriguing business prospects. This strategy helped power the Portfolio's relative out-performance in the second half of the year. Although by year-end many Asian current account surpluses had peaked, management still feels there is excess capacity in some of the sectors including manufacturing and property. Thus it is not expected Asia will experience the level of investment activity that was typical before the financial downturn, even though certain countries are still heavily leveraged. The Portfolio's managers continue to favor companies in the technology sector as well as look for global outsourcing opportunities that will benefit from increased IT spending. Additionally, the Portfolio may now invest locally in India, a country that is seeing explosive growth in the technology sector.

Latin America was the relative laggard in the emerging markets over the past year, due to devaluation concerns in Brazil and a recession in Argentina. Brazil continues to weigh heavily on the region as concerns regarding the fiscal deficit and social security remain. Other factors that continue to weigh on the Latin American economy include the Mexican elections and excess government spending. On a positive note, Latin American companies continue to reduce their cost structure in response to the region's weak economies. With the prospects of economic recovery and cheap valuations, the region looks attractive from a bottom up perspective. Latin American telecom and Internet-related businesses are favored as the best ways to benefit from the region's growth.

EMEA (Eastern Europe, Middle East, Africa) faired well as Israeli technology stocks kept pace with the NASDAQ, receiving an additional boost from favorable governmental elections. The Greek stock market experienced a bubble as investors were anticipating Greece would join the EU and the local retail investors continued to provide a strong influx of capital. Toward the end of 1999 this bubble gradually deflated, but the country's economic outlook is still favorable. The devastating earthquake in Turkey only marginally shook investors and was more than offset by political change. It is anticipated Turkey will enter a cycle of lower interest rates and less inflation that will bode well for equity investors. Managers are also looking to Egypt as the economy is positioned well for growth, remaining cheap on a valuation level. It is felt the best investment opportunities in the EMEA region will come from wireless telecom, technology, and media.

Comparison of Change in Value of $1.0 Million Investment in the International Emerging Markets Portfolio, Lipper Emerging Markets Fund Average and MSCI EMF Index.

-------------------------------------
     Average Annual Total Returns*
      As of December 31, 1999
       1 Year 5 Year 10 Year
       63.37% 16.26**   --


** - Since Inception Date 11/26/97
-------------------------------------

                                                  MSCI          Lipper Emerging
                                                 EMF ID             Markets
Year Ended December 31,             IEP*          INDEX            Fund Avg.
                                 1,000,000      1,000,000          1,000,000
        1997                     1,014,000      1,021,800          1,015,300
        1998                       839,491        740,601            742,895
        1999                     1,371,476      1,232,434          1,268,642

Note: Past performance is not predictive of future performance.

International Securities Portfolio

The return for the International Securities Portfolio in 1999 was 27.89%. This performance outpaced the 26.96% return posted by the EAFE (Europe, Australia and Far East) Index. The largest positive contributions came from the Portfolio's exposure to emerging markets and the allocation of the European investments. The Portfolio would have outperformed the benchmark by a larger amount if not for the strength of the Japanese market and its currency. Positive equity returns globally were driven by improving economies, low inflation and the strong performance of the so-called `New Era' stocks in the telecommunications, technology and media industries.

Emerging markets performed very strongly in 1999 as economic growth troughed and began to move up early in the year and accelerated as 1999 progressed. This specifically benefited the holdings in South Korea and South Africa where the Portfolio held more cyclical companies. An additional benefit came when one of the Portfolio's largest holdings, an oil company in Argentina, was taken over early in the year.

Strong stock specific performance in Europe, especially in the UK and the Netherlands, aided relative outperformance. Several of the companies held in the Portfolio were taken over by competitors in 1999. These takeovers resulted in the rapid realization of value for shareholders. The Portfolio's returns benefited from this activity. 1999 was also characterized by sluggish European markets in the first three quarters of the year because of worries about rising interest rates. These worries impacted media, technology and telecommunications stocks most severely. The Portfolio took advantage of the weakness in stock prices in these industries to increase the weighting in these higher growth areas of the economy. This strategy paid off handsomely in the fourth quarter, as these growth sectors led the market rally. The Portfolio's overweight positions in media and technology and underweight positions in insurance and utilities were the main drivers of the positive relative performance.

The Portfolio increased its weighting in the Japanese market as the economy began to show signs of improvement and companies in Japan began to announce restructuring plans to raise profitability. The average weighting in Japan in 1999 was still only 8%, significantly below the benchmark. This hurt relative returns because of the strong market performance, but also because the yen was the strongest major currency in the world last year.

The Portfolio continues to be underweight Japan (50% of the benchmark) and overweight Europe. Europe is expected to grow its economy faster than the rest of the world this year and European equities still offer good value. Inflation is expected to remain subdued, but the efforts of central banks in the US and Europe to prevent inflation will mean rising short-term interest rates that may cause market volatility. There is still good value in some media, technology and telecommunications stocks. Select financials and cyclicals also offer good value.

Comparison of Change in Value of $1.0 Million Investment in the International Securities Portfolio, Lipper International Fund Average and MSCI EAFE Index.

--------------------------------------------
        Average Annual Total Returns *
          As of December 31, 1999
         1 Year   5 Year   10 Year
         27.89%   17.00%    15.88%**

**  Since inception date 5/7/93
--------------------------------------------

                                ISP*       Morgan Stanley           Lipper
                               Total           EAFE             International
  Year Ended December 31       Return          Index                Index
                             1,000,000       1,000,000            1,000,000
          1993               1,298,152       1,058,800            1,225,000
          1994               1,214,388       1,141,175            1,216,303
          1995               1,360,336       1,269,100            1,330,757
          1996               1,688,511       1,345,881            1,487,520
          1997               1,900,456       1,369,838            1,568,441
          1998               2,082,034       1,643,805            1,772,652
          1999               2,662,622       2,086,975            2,495,894

Note: Past performance is not predictive of future performance.

International SmallCap Portfolio

The international small cap arena saw impressive returns that were unprecedented previous to 1999. The Lipper International SmallCap Fund Average total return was 75.41% for the year. The International SmallCap Portfolio's return exceeded the Lipper average by 10.5% on a 1-year basis. Earlier in 1999 Japan was a significant outperformer in the small cap world and the Portfolio's holdings outpaced the index returning, on average, some 60%. The Portfolio went from a zero weighting in Japan to one that more closely matched the benchmark at mid-year, to lightening up during fourth quarter as the Portfolio's managers felt much of the Japanese market had simply run out of steam. The fourth quarter saw investors taking gains in the Japanese small cap stocks as the economy once again came into question as to what could be delivered and how much restructuring was actually occurring. 1999 was a good year for European start-up companies. Many were technology-oriented that soon turned into mid-caps due to massive price appreciation in a short time span. A fundamental change was seen in the liquidity flows as capital began to pour into the European markets in the fourth quarter. The top performing sectors included media, telecommunications and technology as those companies that had exposure in these areas saw strong price appreciation in the fourth quarter as investors scrambled to gain exposure to these industries.

Portfolio managers continue to look for market leaders in their respective fields with good growth characteristics, a solid business strategy and strong barriers to entry. 1999 was a year of stellar performance for technology companies as the internet and e-commerce began to demonstrate that they will revolutionize the business world. Managers identified some promising companies that are global leaders and should benefit from the explosion of growth in e-commerce. The Portfolio has rotated out of many of the stronger performers and continues to look for new opportunities whose growth opportunities are undervalued relative to their stock price.

The International SmallCap Portfolio continues to benefit from themes such as outsourcing of electronic components, increasing advertising expenditures, market research companies and indirect e-commerce solutions. At the current time, growth companies offer the most attractive investments from a risk/return trade-off compared to the more traditional value stocks. Portfolio mangers continue to look for companies that are at attractive valuations and also offer long-term earnings growth potential.

Important Notes:

Lipper Emerging Markets Fund Average: This average consists of funds which invest at least 65% of their total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. The one-year average currently contains 180 funds.

Morgan Stanley Capital International EMF (Emerging Markets Free) Index: This market capitalization weighted index is composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. These countries include: Argentina, Brazil, Chile, China Free, Columbia, Czech Republic, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea, Malaysia (Free), Mexico
(Free), Pakistan, Peru, Philippines (Free), Poland, Russia, South Africa, Sri Lanka, Taiwan (at 50%), Thailand (Free), Turkey and Venezuela.

Lipper International Small Cap Funds Average: This average consists of funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than U.S. $1 billion at the time of purchase. The one-year average currently contains 70 funds.

Morgan  Stanley  Capital  International  EAFE  (Europe,  Australia and Far East)
Index: This market capitalization weighted index is composed of countries representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East. The countries include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Lipper International Fund Average: This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 618 funds.

Comparison of Change in Value of $1.0 Million Investment in the International SmallCap Portfolio, Lipper International SmallCap Fund Average and MSCI EAFE Index.

-------------------------------------
     Average Annual Total Returns*
      As of December 31, 1999
       1 Year 5 Year 10 Year
       85.93% 42.93**    --


** - Since Inception Date 11/26/97
-------------------------------------

                                                                Lipper
                                               MSCI          International
                                              EAFE ND           SmallCap
Year Ended December 31,          ICP*          INDEX           Fund Avg.
                              1,000,000      1,000,000         1,000,000
       1997                   1,015,900      1,008,700           985,500
       1998                   1,136,995      1,210,440         1,113,812
       1999                   2,114,015      1,536,775         1,953,738

Note: Past performance is not predictive of future performance.

Mortgage-Backed Securities Portfolio

Over the last 15 months the Federal Reserve has lowered interest rates to stabilize the global financial turmoil, only to reverse course and start raising rates as markets stabilized and global growth resumed. Fund managers view these Federal Reserve actions as the equivalent of a doctor prescribing aspirin to treat the economic patient. These are mild treatments, needed to keep inflation low and growth reasonable.

On an absolute basis, the returns for the Mortgage-Backed Securities Portfolio for the year were poor. Fixed income securities had no momentum, especially with the Fed raising interest rates. This was especially true during December as investors poured money into fast moving growth stocks and out of fixed-income securities.

The Portfolio underperformed both the Lipper U.S. Mortgage Fund Average and the Lehman Brothers Mortgage Index, primarily due to its slightly longer duration.

Fund managers continue to believe the Portfolio will do well into the future. Quality, liquidity, lack of credit volatility and the participation of certain federal agencies are cited as the key drivers. Agency participation is a significant factor. The Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") are two major issuers of mortgage-backed securities "MBS." As stock companies, they are driven by stockholders and the price of their stock. In order to grow earnings in the face of declining new issue MBS (typically they earn their income by issuing new
MBS), they are arbitraging more of the outstanding MBS. These agencies arbitrage by issuing debt and buying MBS to earn the "spread" for their stockholders. FNMA and FHLMC are expected to buy 60% of net MBS issuance in 2000, strengthening the MBS market.

The Portfolio continues to hold more discount MBS securities than the Lehman MBS index (this leads to a bias of longer duration) as managers believe the homeowner's propensity to refinance and the mortgage banker's technology driven inducement to refinance loans puts great risk on securities priced above par. This is especially true in a market when overall volume is declining as higher interest rates impact both new and existing home markets.

The Portfolio is expected to stay close to its duration benchmarks. Currently it is a little long but is expected to be duration neutral soon, and fund managers patiently wait for the opportunity to strategically lengthen maturities.

Important Notes:

Lehman Brothers Mortgage Index: an unmanaged index of 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).

Lipper U.S. Mortgage Fund Average: this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one-year average currently contains 62 mutual funds.

Note: Mutual fund data from Lipper Services, Inc.

Comparison of Change in Value of $1.0 Million Investment in the Mortgage-Backed Securities Portfolio, Lipper U.S. Mortgage Fund Average and Lehman Brothers Mortgage Index.

--------------------------------------------
        Average Annual Total Returns*
          As of December 31, 1999
           1 Year 5 Year 10 Year
           0.30%  8.15%   6.17%**

**  Since Inception Date 5/7/93
--------------------------------------------

                                           Lehman Brothers         Lipper U.S.
                                MBS*           Mortgage           Mortgage Fund
Year Ended December 31,        Value            Index                Average
                             1,000,000        1,000,000             1,000,000
       1993                  1,045,260        1,032,308             1,033,900
       1994                  1,007,869        1,015,688               990,786
       1995                  1,201,901        1,186,323             1,151,591
       1996                  1,252,353        1,249,791             1,196,158
       1997                  1,380,077        1,368,397             1,298,788
       1998                  1,486,863        1,463,637             1,377,754
       1999                  1,491,417        1,490,861             1,386,710

Note: Past performance is not predictive of future performance.

PRICING OF FUND SHARES

Each Portfolio's shares are bought and sold at the current share price. The share price of each Portfolio is calculated each day the New York Stock Exchange is open. The share price is determined at the close of business of the Exchange (normally at 3:00 p.m. Central Time). When Princor receives your order to sell shares, the share price used to fill the order is the next price calculated after the order is placed.

For all Portfolios the share price is calculated by:
o    taking the current market value of the total assets of the Portfolio
o    subtracting liabilities of the Portfolio
o    dividing the remainder by the total number of shares owned

NOTES:
o If current market values are not readily available for a security, its fair value is determined using a policy adopted by the Fund's Board of Directors.
o The Portfolio's securities may be traded on foreign securities markets which generally complete trading at various times during the day prior to the close of the New York Stock Exchange. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the New York Stock Exchange is open. If the Manager believes the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
o Foreign securities markets may trade on days when the New York Stock Exchange is closed (such as customary U.S. holidays) and the Portfolio's share price is not calculated. As a result, the value of a Portfolio's assets may be significantly affected by such trading on days when you cannot sell shares of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios pay most of their net dividend income to you every year. The payment schedule is:

         Portfolios                                   Record Date                          Payable Date
         International Emerging Markets,              three business days before           December 24
         International Securities and                 each payable date                    (or previous business day)
         International SmallCap

         Mortgage-Backed Securities                   three business days before           last business day of each
                                                      each payable date                    month

Net realized capital gain for each of the Portfolios, if any, are distributed annually, on the 24th of December (or the preceding business day if the 24th is not a business day) to shareholders of record three business days before the payable date. Payments are made to shareholders of record on the third business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Portfolio holds its assets.

You can  authorize  income  dividend  and capital  gain  distributions  to be:
o    invested in additional shares of the Portfolio you own; or
o    paid in cash.

NOTE:Distributions from a Portfolio, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.

     You should consult your tax advisor as to the federal, state and local tax consequences of Portfolio ownership.

OFFERING PRICE OF SHARES

Shares of the Portfolios are no longer available for purchase except to accommodate reinvestment of distribution of dividends and/or capital gains.

TO SELL SHARES

After you place a sell order in proper form, shares are sold using the next share price calculated. There is no charge for a sale. Generally, the sale proceeds are sent out on the next business day after the sell order has been placed. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). A sell order from one owner is binding on all joint owners.

Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors of the Fund may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund in lieu of cash. If the Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities, describe above under "Pricing of Fund Shares."

Selling shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:
o payable to all owners on the account (as shown in the account registration) and
o mailed to address on the account (if not changed within last month) or previously authorized bank account.

For  other   payment   arrangements,   please  call   Principal   Mutual   Funds
(1-800-521-1502).

You should also call Principal Mutual Funds (1-800-521-1502) for special instructions that may apply to sales from accounts:
o    when an owner has died; or
o    owned by corporations, partnerships, agents or fiduciaries.

Sell shares by mail
o Send a letter (signed by the owner of the account) to Principal Mutual Funds
     P. O. Box 10423
     Des Moines Iowa 50306-9780

o    Specify the Fund and account number.
o    Specify the Portfolio(s).
o    Specify the number of shares or the dollar amount to be sold.
o    A signature guarantee* will be required if the:
     o    account  address has been changed  within one month of the sell order;
          or
     o check is payable to a party other than the account shareholder(s) or Principal Life Insurance Company.
          * If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares by telephone* (1-800-521-1502)
o Address on account must not have been changed within the last month and telephone privileges must apply to the account from which the shares are being sold.
o    If our phone lines are busy, you may need to send in a written sell order.
o To sell shares the same day, the order must be received before the close of normal trading on the New York Stock Exchange (generally 3:00 p.m. Central
     Time).
o If previously authorized, checks can be sent to a shareholder's U.S. bank account.
     * The Fund and transfer agent reserve the right to refuse telephone orders to sell shares. The shareholder is liable for a loss resulting from a fraudulent telephone order that the Fund reasonably believes is genuine. The Fund will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, the Fund may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the address on the account.

Periodic withdrawal plans

You may set up a periodic withdrawal plan on a monthly, quarterly, semiannual or annual basis to:
o    sell a fixed number of shares ($100 initial minimum amount), or
o sell enough shares to provide a fixed amount of money ($100 initial minimum amount).
You can set up a periodic withdrawal plan by sending us your written instructions (and share certificate, if any, issued for the account).

Your periodic  withdrawal plan continues  until:
o    you instruct us to stop, or
o    your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the next trading day (if that day falls in the month after your selected date, the transaction will take place on the trading day before your selected date. If telephone privileges apply to the account, you may change the date or amount by telephoning us at 1-800-521-1502.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

Statements
You will receive quarterly statements. The statements provide the number and value of shares you own, transactions during the quarter, dividends declared or paid and other information. The year end statement includes information for all transactions that took place during the year. Please review your statement as soon as your receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you sell or exchange shares between Portfolios, you will receive a confirmation in the mail shortly thereafter.

Certain sales are only included on your quarterly statement. These include accounts when the only activity during the quarter is:
o    purchase of shares from reinvested dividends and/or capital gains; or
o    sales under a periodic withdrawal plan.

Signature Guarantees
Certain transactions require that your signature be guaranteed. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable. Signature guarantees are required:

o    if you sell more than $100,000 from any one Portfolio;
o if a sales proceeds check is payable to other than the account shareholder(s), Principal Life Insurance Company or one of its affiliates;
o    to change ownership of an account;
o to add telephone transaction services and/or wire privileges to an existing account;
o to change bank account information designated under an existing telephone withdrawal plan;
o to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding month; and
o    to exchange or transfer among accounts with different ownership.

Special Plans
The Fund reserves the right to amend or terminate the special plans described in this prospectus. Such plans include periodic withdrawal for certain purchasers. You would be notified of any such action to the extent required by law.

Telephone Orders
The Fund reserves the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone instruction that we reasonably believe is genuine. We will use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the shareholder's address of record.

Financial Statements
You will receive annual financial statements for the Fund, examined by the Fund's independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement which is unaudited. The following financial highlights are derived from financial statements which were audited by Ernst & Young LLP.

Additional information about the Fund is available in the Statement of Additional Information dated April 3, 2000 as revised through __________, 2000 and which is part of this prospectus. Information about the Fund's investments is also available in the Fund's annual and semi-annual reports to shareholders. The Statement of Additional Information and annual and semi-annual reports can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-451-5447.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Fund federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


                Principal Investors Fund, Inc. SEC File 811-07572




                         PRINCIPAL INVESTORS FUND, INC.
                (previously Principal Special Markets Fund, Inc.)


                       Statement of Additional Information

                           dated _____________________




This Statement of Additional Information is not a prospectus, but contains additional information that should be read in conjunction with the prospectuses dated _______________ for the Fund listed above, as supplemented from time to time. Additionally, this Statement of Additional Information incorporates, by reference, the financial statements included in the shareholder report relating to the Fund dated ___________________. The prospectuses and financial statements, including the independent accountants' report thereon, are available without charge. Please call 1-800-______ to request a copy of any of these documents. The prospectus may also be viewed on our web site at www.principal.com.

                                TABLE OF CONTENTS

         Fund History.....................................................    2
         Description of the Funds' Investments and Risks..................    2
         Management of the Fund...........................................   13
         Control Persons and Principal Holders of Securities..............   14
         Investment Advisory and Other Services...........................   16
         Multiple Class Structure.........................................   22
         Brokerage Allocation and Other Practices.........................   25
         Purchase, Redemption and Pricing of Shares.......................   28
         Taxation of the Fund.............................................   30
         Underwriter......................................................   30
         Calculation of Performance Data..................................   30
         Performance......................................................   30
         Financial Statements.............................................   32
         Appendix A.......................................................   32

FUND HISTORY

The Principal Investors Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized as the Principal Special Markets Fund, Inc. on January 28, 1993 as a Maryland corporation. The Fund changed its name to Principal Investors Fund effective September 14, 2000.

The Fund consists of multiple investment portfolios some of which are referred to as "Funds". Each Fund or Portfolio operates for many purposes as if it were an independent mutual fund. Each Fund and Portfolio has its own investment objective, strategy and management team.

The date of organization of each Portfolio is as follows:
     International Emerging Markets Portfolio        September 17, 1997
     International Securities Portfolio              January 28, 1993
     International SmallCap Portfolio                September 17, 1997
     Mortgage-Backed Securities Portfolio            January 28, 1993

The date of organization of the Funds is September 14, 2000.

The International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios offer only one share class. Each Fund offers multiple classes of shares with different expenses. Because of these different expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, call the Principal Investors Fund at 1-800-_______________.

DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

Fund Policies
The investment objectives, principal investment policies and the main risks of each Fund and Portfolio are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities each Fund's/Portfolio's
Sub-Advisor can select. Additional information is also provided about the strategies that the Fund/Portfolio may use to try to achieve its objective.

The composition of each Fund/Portfolio and the techniques and strategies that the Fund's/Portfolio's Sub-Advisor may use in selecting securities will vary over time. A Fund/Portfolio is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Fund/Portfolio. The Investment Company Act of 1940 ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of a Fund/Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Fund/Portfolio shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of a Fund/Portfolio will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

Fund Investment Limitations
Fundamental Restrictions
The following investment limitations of the Balanced, Bond & Mortgage Securities, European, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Pacific Basin, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Blend, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index and Technology Funds are the fundamental investment limitations. Each Fund may not:

(1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

(2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

(3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(4) Borrow money, except that it may (a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; (c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

(5) Make loans, except that the Fund may (a) purchase and hold debt obligations in accordance with its investment objectives and policies; (b) enter into repurchase agreements; and (c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

(6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Fund.

(7) Act as an underwriter of securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(8) Concentrate its investments in any particular industry, except that the Fund may invest up to 25% of the value of its total assets in a single industry, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. This restriction applies to the LargeCap S&P 500, MidCap S&P 400 and SmallCap S&P 600 Index Funds except to the extent that the related Index also is so concentrated. This restriction does not apply to the Real Estate or Technology Funds.

(9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
The following investment limitations for the Balanced, Bond & Mortgage Securities, European, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International I, International II, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Pacific Basin, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Blend, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap Value, SmallCap S&P 600 Index and Technology Funds are not fundamental and may be changed, by the Board of Directors, without shareholder approval:

(1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.

(2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

(3)  Invest in companies for the purpose of exercising control or management.

(4) Invest more than 25% of its assets in foreign securities, except that the European, International I, International II, International Emerging Markets, International SmallCap, Pacific Basin and Technology Funds each may invest up to 100% of its assets in foreign securities, the LargeCap S&P 500, MidCap S&P 400 and SmallCap S&P 600 Index Funds each may invest in foreign securities to the extent that the relevant index is so invested, and Government Securities may not invest in foreign securities.

(5) Enter into (a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
     (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (b) any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets. This restriction does not apply to the Partners LargeCap Blend and Partners SmallCap Growth II Funds.

(6) Invest more than 5% of its total assets in real estate limited partnership interests or real estate investment trusts. This restriction does not apply to the Partners LargeCap Blend, Partners SmallCap Growth II and Real Estate Funds.

(7) Acquire securities of other investment companies, except as permitted by the 1940 Act, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Portfolio Investment Limitations
Fundamental Restrictions
The following investment limitations of the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios are the fundamental investment limitations. Each Portfolio will not (unless specifically excepted):

(1) With respect to 75% of its total assets, purchase the securities of any issuer if the purchase would cause more than 5% of the total assets of the Portfolio to be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) or cause more than 10% of the outstanding voting securities of any one issuer to be held by the Portfolio.

(2) Borrow money, except (a) for temporary or emergency purposes in an amount not to exceed 5% of the value of the Portfolio's total assets at the time of the borrowing and (b) for any purpose from banks in an amount not to exceed one-third of the Portfolio's total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings deemed to be senior securities.

(3) Issue any senior securities as defined in the 1940 Act. For purposes of this restriction, purchasing and selling securities, currency and futures contracts and options and borrowing money in accordance with restrictions described herein do not involve the issuance of a senior security.

(4) Act as an underwriter of securities, except to the extent the Portfolio may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

(5) Concentrate its investments in any particular industry or industries, except that the Portfolio may invest not more than 25% of the value of its total assets in a single industry. For purposes of this restriction, foreign government and supranational issuers are not considered members of any industry.

(6) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(7) Invest in commodities or commodity contracts, but it may purchase and sell currency and financial futures contracts and options on such contracts.

(8) Make loans, except that the Portfolio may (i) purchase and hold debt obligations in accordance with its investment objectives and policies, (ii) enter into repurchase agreements, and (iii) lend its portfolio securities but not in excess of 33% of the value of its total assets. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with options, currency and futures transactions are not deemed to be the making of loans.

Non-Fundamental Restrictions
Each Portfolio will not (unless specifically excepted):

  (1)Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the over-the-counter market are included as part of this 15% limitation.

  (2)Sell securities short (except where the Portfolio holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with options, currency and futures transactions is not considered the purchase of securities on margin.

  (3)Invest in companies for the purpose of exercising control or management.

  (4)Purchase puts, calls, straddles, spreads, or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets. Options will be used solely for hedging purposes, not for speculation.

  (5)Invest more than 5% of its assets in initial margin and premiums on futures contracts and options on such contracts.

  (6)Acquire securities of other investment companies, except as permitted by the 1940 Act, or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

  (7)Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with options, currency and futures transactions are not deemed to be pledges or other encumbrances.

  (8)Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York, American or Toronto Stock Exchanges or the Chicago Board Options Exchange. This restriction does not apply to warrants included in units or attached to other securities.

  (9)Invest in interests in oil, gas or other mineral exploration or development programs, although the Portfolio may invest in securities of issuers that invest in or sponsor such programs.

(10) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Portfolio's investments in all such issuers to exceed 5% of the value of its total assets (this restriction does not apply to the Mortgage-Backed Securities Portfolio).

(11) Purchase or retain in its portfolio the securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

(12) Invest in arbitrage transactions.

(13) Invest in mineral leases.

(14) Invest in real estate limited partnership interests.

(15) Invest more than 25% of the value of its total assets (i) in the securities issued by a single foreign government; or (ii) in securities issued by supranational issuers.

The Manager will waive its management fee on Portfolio assets invested in securities of other open-end investment companies and will generally invest only in those open-end investment companies that have investment policies requiring investment in securities comparable to those in which the Portfolio invests.

Security Selection
The Sub-Advisor for the Partners MidCap Growth Fund, Turner Investment Partners, Inc. ("Turner"), selects securities it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell Midcap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest up to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the U.S.

The Sub-Advisor for the LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds, Invista Capital Management, LLC ("Invista"), allocates Fund assets in approximately the same weight as the relevant index. Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be part of the Fund's assets. Fund assets may be invested in futures and options.

The Sub-Advisor for the European, International II, Pacific Basin and Technology Funds, BT Funds Management (International) Limited ("BT"), uses a disciplined active investment process. The cornerstone of this process is the belief that investment markets are not always efficient and that investment outperformance can be achieved with superior research and analysis. BT's proprietary research process allows fund managers and analysts to identify quality investment opportunities before they are widely recognized by the market, investments that will potentially add value to portfolios, creating wealth for clients. It is a global approach, developed over time to recognize the international interdependence of markets.

Morgan Stanley Asset Management ("Morgan Stanley"), the Sub-Advisor for the Partners LargeCap Growth Fund I follows a flexible investment program in looking for companies with above average capital appreciation potential. The Sub-Advisor focuses on companies with consistent or rising earnings growth records and compelling business strategies. The Sub-Advisor continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, the Sub-Advisor closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the Partners LargeCap Growth Fund I, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth.

Neuberger Berman Management Inc. ("Neuberger Berman"), the Sub-Advisor for the Partners MidCap Value Fund and the Partners SmallCap Growth Fund I, selects equity securities using the same three basic steps but may utilize these same steps in reverse order.

Selection of equity securities for the other Funds are made based upon an approach described broadly as "company-by-company" fundamental analysis. The steps involved in this analysis are:
o continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years;
o given some conviction as to the likely economic climate, the Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Sub-Advisor evaluates the prospects for each industry for the near and intermediate term; and
o determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

The Investment Strategies and Risks
Restricted Securities
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, a Fund/Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund/Portfolio may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Fund/Portfolio might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by, or under the direction, of the Board of Directors.

Each of the Funds/Portfolios has adopted an investment restriction that limits its investment in illiquid securities to 15% of its assets. The Board of Directors has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from this limit.

Foreign Securities
Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Fund/Portfolio seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund/Portfolio assets is not invested and is earning no return. If a Fund/Portfolio is unable to make intended security purchases due to settlement problems, the Fund/Portfolio may miss attractive investment opportunities. In addition, a Fund/Portfolio may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund's/Portfolio's investments in those countries. In addition, a Fund/Portfolio may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for a Fund/Portfolio. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds/Portfolios intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund/Portfolio has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund's/Portfolio's securities holdings. The Fund/Portfolio may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
o    increased social, political and economic instability;
o a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
o lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
o foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
o    relatively new capital market structure or market-oriented economy;
o the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
o restrictions that may make it difficult or impossible for the Fund/Portfolio to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and

o possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund/Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. For purposes of a Fund's/Portfolio's investment policies, investments in Depositary Receipts will be considered to be investments in the underlying securities.

The Funds that may invest in foreign securities may invest in:
o American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
o European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.
Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Short-term investments
Each Fund/Portfolio may hold short-term investments consisting of foreign and domestic:
o short-term obligations of sovereign governments, their agencies and instrumentalities, or political subdivisions;
o other short-term debt securities or if unrated, of comparable quality in the opinion of the Sub-Advisor; o commercial paper;
o bank obligations, certificates of deposit, time deposits and bankers' acceptances; and
o    repurchase agreements.

Securities of Small Companies
The Funds/Portfolios may invest in securities of companies with small or medium market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investment in a company with a smaller market capitalization may involve greater risks and price volatility (wide, rapid fluctuations) than investment in a larger, more mature company. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. Small company stocks may, to a degree, fluctuate independently of large company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price while large company stocks decline. Investors should, therefore, expect the net asset value of a Fund/Portfolio that invests a substantial portion of its net assets in small company stocks may be more volatile than the shares of a Fund/Portfolio that invests solely in large company stocks.

Unseasoned Issuers
Each of the Funds/Portfolios may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operations, including the operations of predecessors and parents. Unseasoned issuers, by their nature, have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers may also be small companies. Their securities may be subject to the risks and price volatility associated with securities of smaller companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

High-Yield/High-Risk Bonds
The Balanced and Bond & Mortgage Securities Funds may invest up to 5% of its assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond Funds may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the 35% limit of each Fund unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
The yield characteristics of the mortgage- and asset-backed securities in which the Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond and High Quality Long-Term Bond Funds and the Mortgage-Backed Securities Portfolio may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund/Portfolio purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Fund/Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Fund/Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Zero-coupon securities
Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Derivatives
The Funds/Portfolios may invest in various instruments commonly known as "derivatives." Generally a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some derivatives, such as mortgage-related or other asset-backed securities, are in many respects like any other investment. However, they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures contracts and options are commonly used for traditional hedging purposes to attempt to protect an investor from exposure to changes in interest rates, securities prices or currency exchange rates. They may also be used for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage which tends to magnify the effect of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets. It can, in some circumstances, lead to significant losses. The Sub-Advisor uses derivatives only in circumstances in which it believes they offer the most economic means of improving the risk/reward profile level of the Fund/Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund/Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

Securities Lending
The Funds/Portfolios may lend their portfolio securities. None of the Funds/Portfolios will lend its portfolio securities if as a result the aggregate of such loans made by the Fund/Portfolio would exceed the limits established by the 1940 Act. Fund/Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund/Portfolio and is maintained each business day. While such securities are on loan, the borrower pays the Fund/Portfolio any income accruing thereon. The Fund/Portfolio may invest any cash collateral thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Fund/Portfolio and its shareholders. A Fund/Portfolio pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund/Portfolio does not normally retain voting rights attendant to securities it has lent, but may call a loan of securities in anticipation of an important vote.

Short Sales
Each Fund/Portfolio may engage in "short sales against the box." This technique involves selling either a security owned by the Fund/Portfolio, or a security equivalent in kind and amount to the security sold short that the Fund/Portfolio has the right to obtain, for delivery at a specified date in the future. A Fund/Portfolio may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund/Portfolio loses the opportunity to participate in the gain.

Repurchase and Reverse Repurchase Agreements
In a repurchase agreement, a Fund/Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund/Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund/Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the
Funds/Portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

A Fund/Portfolio may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund/Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund/Portfolio will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The Funds/Portfolios will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund/Portfolio, although the Fund's/Portfolio's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

When-Issued Securities and Forward Commitments
Each Fund/Portfolio may purchase when-issued securities and enter into forward commitments. These transactions involve a commitment by a Fund/Portfolio to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund/Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund/Portfolio may dispose of or negotiate a commitment after entering into it. A Fund/Portfolio may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's/Portfolio's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund/Portfolio is required to segregate, until three days prior to the settlement date, cash and liquid assets in an amount sufficient to meet the purchase price. Alternatively, a Fund/Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

Temporary Defensive Position
The Money Market Fund invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Fund/Portfolio may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

(1) U.S. Government Securities - Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

(2) U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
     o U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks and Federal Intermediate
         Credit Banks.
     o U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Farmers Home Administration, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

     Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

(3) bank obligations - Certificates of deposit, bank notes, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the Sub-Advisor's opinion, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. A Fund/Portfolio may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

     Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose a Fund/Portfolio to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. A Fund/Portfolio only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. A Fund/Portfolio considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund/Portfolio. A Fund/Portfolio may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

     A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, a Fund/Portfolio occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

(4) commercial paper - Short-term promissory notes issued by U.S. or foreign corporations.

(5) short-term corporate debt - Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

(6) repurchase agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.

(7) taxable municipal obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Portfolio Turnover
Portfolio turnover normally differs for each Fund/Portfolio, varies from year to year (as well as within a year) and is affected by portfolio sales necessary to meet cash requirements for redemption of Fund/Portfolio shares. This requirement may in some cases limit the ability of a Fund/Portfolio to effect certain portfolio transactions. A portfolio turnover rate of 100% indicates that the equivalent of all of the Fund's/Portfolio's assets have been sold and reinvested in a year. High turnover may result in correspondingly greater brokerage commission expenses that are paid by the Fund/Portfolio.

A portfolio turnover rate can not be calculated for the Money Market Fund because of the short maturities of the securities in which it invests.

Turnover rates are not calculated for the Funds that have been in existence for less than a complete fiscal year. Turnover rates for the Portfolios for the most recent and immediately preceding fiscal years, respectively, are as follows:
     International Emerging Markets Portfolio          107.5% and 36.5%
     International Securities Portfolio                 71.4% and 36.7%
     International SmallCap Portfolio                  236.3% and 88.5%
     Mortgage-Backed Securities Portfolio               17.0% and 13.8%

Industry Concentrations
Each of the Funds/Portfolios, except Real Estate and Technology, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap S&P 500 Index, MidCap S&P 400 Index and SmallCap S&P 600 Index Funds may concentrate their investments in a particular industry only to the extent that the relevant indices are so concentrated. The European, International II and Pacific Basin Funds use the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The other Funds and the Portfolios use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC")."

MANAGEMENT OF THE FUND

Board of Directors
The Board of Directors oversees the management of the Fund and meets at least quarterly to review reports about Fund operations. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers. The Board elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.

Management Information
The name, age and address of the officers and Board members are shown below. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal Life Insurance Company. Unless an address is shown, the individual's mailing address is the Principal Financial Group, Des Moines, Iowa 50392.

@ James D. Davis, 66, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

*& Ralph C. Eucher, 48, Director and President. Vice President, Principal Life Insurance Company since 1999. Director and President, Princor Financial Services Corporation and Principal Management Corporation since 1999. Prior thereto, Second Vice President, Principal Life Insurance Company.

@ Pamela A. Ferguson, 57, Director. 4112 River Oaks Drive, Des Moines, Iowa. Professor of Mathematics, Grinnell College since 1998. Prior thereto, President, Grinnell College.

*& J. Barry Griswell, 51, Director and Chairman of the Board. President and CEO, Principal Life Insurance Company since 2000; President, 1998-2000; Executive Vice President, 1996-1998; prior thereto, Senior Vice President. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

& Barbara A. Lukavsky, 60, Director. 13731 Bay Hill Court, Clive, Iowa. President and CEO, Barbican Enterprises, Inc. since 1997. President and CEO, Lu San ELITE USA, L.C. 1985-1998.

* Craig L. Bassett, 48, Treasurer. Second Vice President and Treasurer, Principal Life Insurance Company since 1998. Director - Treasury 1996-1998. Prior thereto, Associate Treasurer.

* Ronald L. Danilson, 50, Executive Vice President. Executive Vice President and Chief Operating Officer, Princor Financial Services Corporation and Principal Management Corporation since 2000. Prior thereto, Chief Executive Officer and President, Delaware Charter Guarantee & Trust Company.

* Arthur S. Filean, 62, Senior Vice President and Secretary. Senior Vice President, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Prior thereto, Vice President, Princor Financial Services Corporation. Vice President, Principal Management Corporation, 1996-2000.

* Ernest H. Gillum, 45, Vice President and Assistant Secretary. Vice President - Product Development, Princor Financial Services Corporation and Principal Management Corporation, since 2000. Vice President - Compliance and Product Development, Princor Financial Services Corporation and Principal Management Corporation, 1998-2000. Prior thereto, Assistant Vice President, Registered Products, 1995-1998.

* Jane E. Karli, 43, Assistant Treasurer. Assistant Treasurer, Principal Life Insurance Company since 1998; Senior Accounting and Custody Administrator 1994-1998; Prior thereto, Senior Investment Cost Accountant.

* Layne A. Rasmussen, 42, Controller. Controller - Mutual Funds, Princor Financial Services Corporation since 1995.

* Michael D. Roughton, 49, Counsel. Vice President and Senior Securities Counsel, Principal Life Insurance Company, since 1999. Counsel 1994-1999. Counsel, Invista Capital Management, LLC, Princor Financial Services Corporation and Principal Management Corporation.

* Jean B. Schustek, 48, Assistant Vice President and Assistant Secretary. Assistant Vice President - Registered Products, Princor Financial Services Corporation since 2000. Prior thereto, Compliance Officer - Registered Products.

* Kirk L. Tibbetts, 45, Senior Vice President and Chief Financial Officer. Senior Vice President and Chief Financial Officer, Princor Financial Services Corporation and Principal Management Corporation since 2000. Partner, KPMG LLP, Des Moines, Iowa 1989-1999.

* Traci L. Weldon, 35, Assistant Counsel. Counsel, Principal Life Insurance Company since 1999. Assistant Counsel 1998-1999. Assistant State Attorney General, Iowa Attorney General's Office.

* Considered to be "Interested Persons," as defined in the 1940 Act, because of current or former affiliation with the Manager or Principal Life.

@    Member of Audit and Nominating Committee

& Member of Executive Committee (which is selected by the Board and which may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.)

Compensation of Directors
The Directors also serve as Directors for all of the investment companies sponsored by Principal Life Insurance Company. Each director who is not an "interested person" as defined in the 1940 Act receives compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the investment companies based upon their relative net assets.

                                                 COMPENSATION TABLE*
                                         fiscal year ended December 31, 1999

                                                                                           Compensation
              Director                       Compensation from the Fund                  from Fund Complex

         James D. Davis                                $2,400                                $55,050
         Pamela A. Ferguson                            $2,400                                $50,850
         Richard W. Gilbert                               N/A                                $50,100
         William C. Kimball                               N/A                                $19,500
         Barbara A. Lukavsky                           $2,400                                $50,250

         * The Fund does not provide retirement benefits for any of the directors.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons, Principal Holders and Management Ownership
As of ______________, Principal Life Insurance Company, a life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following percentage of the outstanding shares of each Portfolio:

                     Portfolio                           % of Outstanding Shares

     International Emerging Markets Portfolio                      ___._%
     International Securities Portfolio                            ___._%
     International SmallCap Portfolio                              ___._%
     Mortgage-Backed Securities Portfolio                          ___._%

As of ________, the Officers and Directors as a group owned less than 1% of the outstanding shares of any Portfolio.

As of ____________, the following shareholders owned 5% or more of the outstanding shares of any Portfolio:

                Name                Address              Percentage of Ownership




As of ______________, Principal Life Insurance Company, its subsidiaries and affiliates owned of record and beneficially the following percentage of the outstanding shares of each Class of each Fund:

                                                                            % of Outstanding Shares

                                                      Advisors             Advisors                        Preferred        Select

                       Fund                        Preferred Class       Select Class       Class I          Class           Class

Balanced                                            ___._%               ___._%                 N/A      ___._%          ___._%
Bond & Mortgage Securities                          ___._%               ___._%                 N/A      ___._%          ___._%
European                                            ___._%               ___._%                 N/A      ___._%          ___._%
Government Securities                               ___._%               ___._%                 N/A      ___._%          ___._%
High Quality Intermediate-Term Bond                 ___._%               ___._%                 N/A      ___._%          ___._%
High Quality Long-Term Bond                         ___._%               ___._%                 N/A      ___._%          ___._%
High Quality Short-Term Bond                        ___._%               ___._%                 N/A      ___._%          ___._%
International Emerging Markets                      ___._%               ___._%                 N/A      ___._%          ___._%
International I                                     ___._%               ___._%                 N/A      ___._%          ___._%
International II                                    ___._%               ___._%              ___._%      ___._%          ___._%
International SmallCap                              ___._%               ___._%                 N/A      ___._%          ___._%
LargeCap Blend                                      ___._%               ___._%                 N/A      ___._%          ___._%
LargeCap Growth                                     ___._%               ___._%                 N/A      ___._%          ___._%
LargeCap S&P 500 Index                              ___._%               ___._%                 N/A      ___._%          ___._%
LargeCap Value                                      ___._%               ___._%                 N/A      ___._%          ___._%
MidCap Blend                                        ___._%               ___._%                 N/A      ___._%          ___._%
MidCap Growth                                       ___._%               ___._%                 N/A      ___._%          ___._%
MidCap S&P 400 Index                                ___._%               ___._%                 N/A      ___._%          ___._%
MidCap Value                                        ___._%               ___._%                 N/A      ___._%          ___._%
Money Market                                        ___._%               ___._%                 N/A      ___._%          ___._%
Pacific Basin                                       ___._%               ___._%                 N/A      ___._%          ___._%
Partners LargeCap Blend                             ___._%               ___._%              ___._%      ___._%          ___._%
Partners LargeCap Growth I                          ___._%               ___._%              ___._%      ___._%          ___._%
Partners LargeCap Growth II                         ___._%               ___._%              ___._%      ___._%          ___._%
Partners LargeCap Value                             ___._%               ___._%              ___._%      ___._%          ___._%
Partners MidCap Growth                              ___._%               ___._%                 N/A      ___._%          ___._%
Partners MidCap Value                               ___._%               ___._%              ___._%      ___._%          ___._%
Partners SmallCap Growth I                          ___._%               ___._%              ___._%      ___._%          ___._%
Partners SmallCap Growth II                         ___._%               ___._%              ___._%      ___._%          ___._%
Real Estate                                         ___._%               ___._%                 N/A      ___._%          ___._%
SmallCap Blend                                      ___._%               ___._%                 N/A      ___._%          ___._%
SmallCap Growth                                     ___._%               ___._%                 N/A      ___._%          ___._%
SmallCap S&P 600 Index                              ___._%               ___._%                 N/A      ___._%          ___._%
SmallCap Value                                      ___._%               ___._%                 N/A      ___._%          ___._%
Technology                                          ___._%               ___._%              ___._%      ___._%         ___._%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors
The Manager of each Fund/Portfolio is Principal Management Corporation (the "Manager"), a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both the Manager and Princor is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life Insurance Company.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Fund/Portfolio. For these services, each Sub-Advisor is paid a fee by the Manager.

Portfolios:       International,     International    Emerging    Markets    and
Funds:            International  SmallCap Balanced (equity securities  portion),
                  International I, International Emerging Markets, International
                  SmallCap,  LargeCap Blend,  LargeCap Growth,  LargeCap S&P 500
                  Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P
                  400 Index, MidCap Value,  SmallCap Blend,  SmallCap Growth and
                  SmallCap S&P 600

Sub-Advisor:      Invista  Capital  Management  LLC  ("Invista"),   an  indirect
                  wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including
                  Principal Life Insurance  Company.  Assets under management at
                  June 30, 2000, were approximately $35.3 billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Portfolio:        Mortgage-Backed  Securities Balanced (fixed-income  securities
Funds:            portion),  Bond & Mortgage Securities,  Government Securities,
                  High Quality  Intermediate-Term  Bond, High Quality  Long-Term
                  Bond, High Quality Short-Term Bond and Money Market

Sub-Advisor:      Principal Capital Income Investors,  LLC ("PCII"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of ------------------were approximately $---- billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Fund:             Real Estate

Sub-Advisor:      Principal Capital Real Estate Investors ("PCREI"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including
                  Principal Life Insurance Company. Assets under management as of ------------------were approximately $---- billion. PCREI's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

Funds:            European, International II, Pacific Basin, and Technology

Sub-Advisor:      BT Fund Management (International) Limited ("BT") is a related company of BT Funds  Management  Limited ("BTFM") and a member of the Principal  Financial  Group. Its address is The Chifley
                  Tower,  2 Chifley  Square,  Sydney NSW 2000  Australia.  As of
                  June 30, 2000  BT,  together  with  BTFM,  had   approximately
                  $25.6 billion under management for more than ____________ institutional and individual clients.


Fund:             Partners MidCap Growth

Sub-Advisor:      Turner  Investment  Partners,  Inc.  ("Turner") was founded in
                  1990. Its address is 1235 Westlake Drive, Suite 350, Berwyn PA
                  19312.  As  of  June  30,  2000,   Turner  had   discretionary
                  management  authority  with  respect  to  approximately  $10.2 billion in assets.

Fund:             Partners LargeCap Growth I

Sub-Advisor:      Morgan  Stanley  Asset  Management  ("Morgan  Stanley"),  with principal offices at 1221 Avenue of the Americas, New York, NY
                  10020, provides a broad range of portfolio management services to  customers  in the U.S.  and abroad.  As of June 30,  2000,
                  Morgan  Stanley,  together with its  affiliated  institutional
                  asset  management  companies,   managed  investments  totaling
                  approximately $177.2 billion as named fiduciary or fiduciary adviser. On December 1, 1998 Morgan Stanley Asset Management
                  Inc. changed its name to Morgan Stanley Dean Witter Investment
                  Management Inc. but continues to do business in certain instances using the name Morgan Stanley Asset Management.

Funds:            Partners MidCap Value and Partners SmallCap Growth I

Sub-Advisor:      Neuberger Berman  Management Inc.  ("Neuberger  Berman") is an
                  affiliate of Neuberger  Berman,  LLC.  Neuberger Berman LLC is
                  located  at  605  Third  Avenue,   2nd  Floor,  New  York,  NY
                  10158-0180.  Together with Neuberger Berman,  the firms manage more than $54  billion in total  assets (as of June 30,  2000)
                  and continue an asset management history that began in 1939.

Funds:            Partners LargeCap Blend and Partners SmallCap Growth II

Sub-Advisor:      Federated  Investment  Management  Company  ("Federated") is a
                  registered investment advisor and a wholly-owned subsidiary of
                  Federated   Investors,   Inc.,  which  was  founded  in  1955.
                  Federated is located in the Federated  Investors Tower at 1001
                  Liberty  Avenue,  Pittsburgh,  PA  15222-3779.  As of June 30,
                  2000, Federated managed $125 billion in assets.

Fund:             Partners LargeCap Growth II

Sub-Advisor       American  Century   Investment   Management  Inc.   ("American
                  Century"), was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, KS
                  64111. As of June 30, 2000, American Century managed over $110 billion in assets.

Fund:             Partners LargeCap Value

Sub-Advisor:      Alliance  Capital  Management  L.P.  ("Alliance")  through its
                  Bernstein    Investment    Research   and   Management    unit
                  ("Bernstein"). As of June 30, 2000, Alliance managed $387.8 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

The Manager has executed a Cash Management Sub-Advisory Agreement with PCII. Under the Agreement, PCII agrees to assume the obligations of the Manager to provide cash management investment advisory services for all Funds for which Invista or PCREI serves as Sub-Advisor.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or a Sub-Advisor is named below, together with the capacities in which such person is affiliated with the Fund, the Manager and the Sub-Advisor.

                                                Office Held                            Office Held With
            Name                               With the Fund                          The Manager/Invista

     Craig L. Bassett                   Treasurer                               Treasurer (Manager)
     Ralph C. Eucher                    Director and                            Director and President
                                          President                               (Manager)
     Arthur S. Filean                   Senior Vice President and               Senior Vice President (Manager)
                                          Secretary
     Ernest H. Gillum                   Vice President and                      Vice President - Product
                                          Assistant Secretary                     Development (Manager)
     J. Barry Griswell                  Director and Chairman                   Director and Chairman of
                                          of the Board                            the Board (Manager)
     Layne Rasmussen                    Controller                              Controller - Mutual Funds (Manager)
     Michael D. Roughton                Counsel                                 Counsel (Manager; Invista)
     Jean B. Schustek                   Assistant Vice President and            Assistant Vice President -
                                          Assistant Secretary                     Registered Products (Manager)

Codes of Ethics
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of the Funds/Portfolios from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Code. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Code of Ethics. The Codes of Ethics are on file with, and available from, the SEC.

Management Services for the Portfolios
Management Agreement for the Portfolios
Under the terms of the Management Agreement, for providing investment advisory services and specified other services for each Portfolio, the Manager is entitled to receive a fee which is computed and accrued daily and payable monthly. The annual rate of the fee is based on the net asset value of each Portfolio as follows:

                                                                        Net Asset Value of Portfolio

                                                            First                     Next                       Over
                Portfolio                               $250,000,000              $250,000,000               $500,000,000
     International Emerging Markets                         1.15%                     1.05%                     0.95%
     International SmallCap                                 1.00                      0.90                      0.80

                                                         Overall Fee
     International Securities                               0.90%
     Mortgage-Backed Securities                             0.45%

As of December 31, 1999, the net assets of the Portfolios and the rate of the fee for those Portfolios for investment management services for the fiscal year then ended were as follows:

                                                                                            Management Fee for
                                                          Net Assets as of                   Fiscal Year Ended
                 Portfolio                                December 31, 1999                  December 31, 1999
     International Emerging Markets                          $129,574,687                         1.15%
     International Securities                                  61,340,966                          .90%
     International SmallCap                                   154,892,162                         1.00%
     Mortgage-Backed Securities                                 5,044,844                          .45%

Except for certain Portfolio expenses set out below, the Manager is responsible for Portfolio expenses, administrative duties and services including the following: expenses incurred in connection with the registration of the Portfolio shares with the SEC and state securities commissions; office space, facilities and costs of keeping the books of the Fund; compensation of personnel and officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemption. However, some or all of these expenses may be assumed by Principal Life Insurance Company and some or all of the administrative duties and services may be delegated by the Manager.

Each Portfolio pays for certain corporate expenses incurred in its operation. Among such expenses, the Portfolio pays portfolio brokerage fees and incidental brokerage expenses, taxes, interest and extraordinary expenses including shareholder meeting expenses.

Sub-Advisory Agreements for the Portfolios
Under a Sub-Advisory Agreement between the Manager and Invista, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the International, International Emerging Markets and International SmallCap Portfolios. The Manager pays Invista a fee based on the net asset value of the each Portfolio at an annual rate that is accrued daily and payable monthly.

                                                            First                      Next                       Over
                Portfolio                               $250,000,000               $250,000,000               $500,000,000
International Emerging Markets                             1.15%                      1.05%                      0.95%
International SmallCap                                     1.00                       0.90                       0.80

                                                         Overall Fee
International Securities                                   0.90%

Under a Sub-Advisory Agreement between the Manager and PCII, PCII performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Mortgage-Backed Securities Portfolio. The Manager pays PCII a fee at an annual rate of 0.45% of the net asset value of the Portfolios, accrued daily and payable monthly.

Fees paid for investment management services during the periods indicated were as follows:

                                                                       Management Fees for Fiscal
                                                                 Year Ended December 31, except as noted
                 Portfolio                                        1999            1998            1997
     International Emerging Markets                            $1,092,430        $856,612      $   43,775*
     International Securities                                     463,180         413,285         311,027
     International SmallCap                                     1,045,204         731,367          37,932*
     Mortgage-Backed Securities                                    43,225          64,195          67,721

     * Period beginning November 26, 1997 and ended December 31, 1997

Management Services for the Funds
Management Agreement for the Funds
Under the terms of the Management Agreement, for providing investment advisory services and specified other services, the Manager is entitled to receive a fee which is computed and accrued daily and payable monthly. The annual rate of the fee is based on the net asset value of each Fund as follows:

                                                 Management Fee                                               Management Fee
                                               as a Percentage of                                           as a Percentage of
                      Fund                  Daily Average Net Assets                  Fund               Daily Average Net Assets
     Balanced                                         0.50%              MidCap Value                             0.65%
     Bond & Mortgage Securities                       0.55%              Money Market                             0.40%
     European                                         1.00%              Pacific Basin                            1.00%
     Government Securities                            0.40%              Partners LargeCap Blend                  0.75%
     High Quality Intermediate-Term Bond              0.40%              Partners LargeCap Growth I               0.75%
     High Quality Long-Term Bond                      0.40%              Partners LargeCap Growth II              1.10%
     High Quality Short-Term Bond                     0.40%              Partners LargeCap Value                  0.85%
     International I                                  0.90%              Partners MidCap Growth                   1.00%
     International II                                 1.00%              Partners MidCap Value                    1.00%
     International Emerging Markets                   1.35%              Partners SmallCap Growth I               1.20%
     International SmallCap                           1.20%              Partners SmallCap Growth II              1.25%
     LargeCap Blend                                   0.45%              Real Estate                              0.85%
     LargeCap Growth                                  0.55%              SmallCap Blend                           0.75%
     LargeCap S&P 500 Index                           0.15%              SmallCap Growth                          0.75%
     LargeCap Value                                   0.45%              SmallCap S&P 600 Index                   0.15%
     MidCap Blend                                     0.65%              SmallCap Value                           0.75%
     MidCap Growth                                    0.65%              Technology                               1.00%
     MidCap S&P 400 Index                             0.15%

Under the terms of the Management Agreement, the Manager is responsible for paying the expenses associated with the organization of each Fund, including the expenses incurred in the initial registration of the Funds with the SEC; compensation of personnel, officers and directors who are also affiliated with the Manager; and expenses and compensation associated with furnishing office space, and all necessary office facilities and equipment, and personnel necessary to perform the general corporate functions of the Fund. The Manager is also responsible for providing portfolio accounting services and transfer agent services, including qualifying shares of the Fund for sale in states and other jurisdictions, for each Fund pursuant to additional agreements with the Fund and currently provides these services at no charge.

MULTIPLE CLASS STRUCTURE

The Board of Directors  has adopted a multiple  class plan (the  Multiple  Class
Plan) pursuant to SEC Rule 18f-3. Under this plan, each Fund offers up to five classes of shares: Class I, Select Class, Preferred Class, Advisors Select Class and Advisors Preferred Class. Not all Funds offer all five classes. The Portfolios offer only Class D shares which are not available to new investors.

The Advisors Select, Advisors Preferred, I, Select and Preferred Classes are available without any front-end sales charge or contingent deferred sales charge. The Advisors Select and Advisors Preferred are subject to an asset based sales charge (described below).

Currently, all of each Fund's operating expenses are absorbed by the Manager. The Manager receives a fee for providing investment advisory and certain corporate administrative services under the terms of the Management Agreement. In addition to the management fee, the Fund's share classes, other than Class I shares, pay the Manager a service fee and an administrative services fee under the terms of a Service Agreement and an Administrative Services Agreement.

Service Agreement
The Service Agreement provides for the Manager to provide certain personal services to shareholders (plan sponsors) and beneficial owners (plan members) of those classes. These personal services include:
o    responding to plan sponsor and plan member inquiries;
o    providing  information  regarding plan sponsor and plan member investments;
     and
o providing other similar personal services or services related to the maintenance of shareholder accounts as contemplated by National Association of Securities Dealers (NASD) Rule 2830 (or any successor thereto).

As compensation for these services, the Fund will pay the Manager service fees equal to 0.17% of the average daily net assets attributable to each of the Advisors Preferred Class and Preferred Class shares and 0.25% of the average daily net assets attributable to each of the Advisors Select Class and Select Class shares. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).

Administrative Service Agreement
The Administrative Service Agreement provides for the Manager to provide services to beneficial owners of fund shares. Such services include:
o receiving, aggregating and processing purchase, exchange and redemption requests from plan shareholders;
o providing plan shareholders with a service that invests the assets of their accounts in shares pursuant to pre-authorized instructions submitted by plan members;
o processing dividend payments from the Funds on behalf of plan shareholders and changing shareholder account designations;
o    acting as shareholder of record and nominee for plans;
o maintaining account records for shareholders and/or other beneficial owners;
o providing notification to plan shareholders of transactions affecting their accounts;
o forwarding prospectuses, financial reports, tax information and other communications from the Fund to beneficial owners;
o distributing, receiving, tabulating and transmitting proxy ballots of plan shareholders; and
o    other similar administrative services.

As compensation for these services, the Fund will pay the Manager service fees equal to 0.09% of the average daily net assets attributable to each of the Advisors Preferred Class and Preferred Class shares and 0.13% of the average daily net assets attributable to each of the Advisors Select Class and Select Class shares. The service fees are calculated and accrued daily and paid monthly to the Manager (or at such other intervals as the Fund and Manager may agree).

The Manager may, at its discretion appoint (and may at any time remove), other parties, including companies affiliated with the Manager, as its agent to carry out the provisions of the Service Agreement and/or the Administrative Service Agreement. However, the appointment of an agent shall not relieve the Manager of any of its responsibilities or liabilities under those Agreements. Any fees paid to agents under these Agreements shall be the sole responsibility of the Manager.

In addition to the management and service fees, the Advisors Classes of shares are subject to a Distribution Plan and Agreement (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the Funds' Advisors Classes have approved and entered into a Distribution Plan and Agreement for each Advisors share class.

In adopting the Plans, the Board of Directors [including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors] determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the affected classes. Pursuant to Rule 12b-1, information about revenues and expenses under the Plans is presented to the Board of Directors each quarter for its consideration in continuing the Plans. Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Distribution Plan and Agreement
As described in the Prospectuses, the Funds' Advisors Classes of shares are made available to employer-sponsored retirement or savings plans purchasing through financial intermediaries such as banks and broker-dealers. The Funds' Distributor enters into selling agreements with various banks, broker-dealers and other financial intermediaries, with respect to the sale of the Advisors Classes of shares.

To make the shares available through such banks, broker-dealers and financial intermediaries, and to compensate them for these services, the Board of Directors has adopted a Distribution Plan and Agreement for each of the Advisors share classes. The Plans provide that each Fund makes payments from assets of each Advisors Class to Princor pursuant to the Plan to compensate Princor and other selling dealers for providing certain services to the Fund. Such services may include:
o    formulation and implementation of marketing and promotional activities;
o    preparation, printing and distribution of sales literature;
o preparation, printing and distribution of prospectuses and the Fund reports to other than existing shareholders;
o obtaining such information with respect to marketing and promotional activities as the Princor deems advisable;
o making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
o providing training, marketing and support with respect to the sale of Shares.

The Fund pays Princor a fee after the end of each month at an annual rate of 0.31% of the daily net asset value of the Advisors Preferred shares and 0.37% of the daily net asset value of the Advisors Select shares of each Fund. Princor may remit on a continuous basis all of these sums to its registered representatives and other selected dealers as a trail fee in recognition of their services and assistance.

Currently, Princor makes quarterly payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the employer sponsored plans invested in either the Advisors Preferred or Advisors Select Class of shares as follows:
     during the first year plan assets are  invested in the Funds - 1.00%
     during all years thereafter - 0.25%

The Agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of the applicable Fund/Portfolio. In either event, continuation shall be approved by a vote of the majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Manager, Principal Life Insurance Company or its subsidiaries or affiliates, or the Fund, and in the case of the Sub-Advisory Agreement for the:
o International, International Emerging Markets and International SmallCap Portfolios and Balanced, International I, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, SmallCap Blend, SmallCap Growth, SmallCap Value and SmallCap S&P 600 Index Funds -- Invista;
o Mortgage-Backed Securities Portfolio and Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond and Money Market Funds -- PCII;
o    Real Estate Fund-- PCREI;
o    European, International II, Pacific Basin and Technology Funds -- BT;
o    Partners  LargeCap  Blend  Fund and  Partners  SmallCap  Growth  Fund II --
     Federated;
o    Partners MidCap Growth Fund -- Turner;
o    Partners LargeCap Growth Fund II -- American Century;
o    Partners LargeCap Value Fund -- Bernstein;
o    Partners LargeCap Growth Fund I -- Morgan Stanley;
o Partners MidCap Value Fund and Partners SmallCap Growth Fund I -- Neuberger Berman.

The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors or by a vote of the majority of the outstanding securities of the applicable Fund/Portfolio. The Sub-Advisory Agreement may also be terminated by the Manager, the respective Sub-Advisor, or Principal Life Insurance Company, as the case may be, on 60 days written notice to the Fund/Portfolio and/or applicable Sub-Advisor. The Agreements will terminate automatically in the event of their assignment.

The agreements for each Portfolio were last approved as follows:

                                                 Approved by the Board of Directors                    Approved by Shareholders

                                        Investment Service      Management       Sub-Advisory        Management      Sub-Advisory
      Portfolios                             Agreement           Agreement         Agreement          Agreement        Agreement

International Emerging Markets                9/11/00             9/11/00           9/11/00            11/24/97        11/24/97
International Securities                      9/11/00             9/11/00           9/11/00             5/18/93         5/18/93
International SmallCap                        9/11/00             9/11/00           9/11/00            11/24/97        11/24/97
Mortgage Based Securities                     9/11/00             9/11/00           9/11/00             5/18/93         5/18/93

The Agreements for each Fund were approved by the Board of Directors on September 11, 2000 and by its shareholders on ________.

Custodian
The Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286 is custodian of the portfolio securities and cash assets of the Mortgage-Backed Securities Portfolio, Balanced, Bond & Mortgage Securities, Government Securities, High Quality Intermediate-Term Bond, High Quality Long-Term Bond, High Quality Short-Term Bond, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth, LargeCap S&P 500 Index, LargeCap Value, MidCap Blend, MidCap Growth, MidCap S&P 400 Index, MidCap Value, Money Market, Partners LargeCap Blend, Partners LargeCap Growth I, Partners LargeCap Growth II, Partners LargeCap Value, Partners MidCap Growth, Partners MidCap Value, Partners SmallCap Growth I, Partners SmallCap Growth II, Real Estate, SmallCap Blend, SmallCap Growth, SmallCap S&P 600 Index and SmallCap Value Funds. The custodian for the International Emerging Markets, International SmallCap and International Securities Portfolios and the European, International II, Pacific Basin and Technology Funds is Chase Manhattan Bank, N.A., 4 Chase Metro Tech Center, 18th Floor, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund/Portfolio, the objective of the Fund's/Portfolio's Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of the transaction (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange ("NYSE") from non-Exchange members in transactions off the Exchange.)

The Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Sub-Advisor in managing the client account, brokerage for which resulted in the Sub-Advisor's receipt of the statistical data and research information. However, in the Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Sub-Advisor's own research efforts. The Sub-Advisor allocated portfolio transactions to certain brokers due to research services provided by such brokers for the Funds/Portfolios. These portfolio transactions resulted in commissions paid as indicated in the following table:

                                                                              Commissions paid for the fiscal year
                                                                                      ended December 31, 1999

                    Portfolios                                        1999                  1998                    1997

         International Emerging Markets                              $4,210                   N/A                  $1,100
         International Securities                                     9,381                $3,362                  $4,841
         International SmallCap                                       2,690                   N/A                    $317

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Sub-Advisor may also allocate orders on behalf of a Fund/Portfolio to broker-dealers affiliated with the Sub-Advisor. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Boards of Directors will receive quarterly reports on these transactions.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund/Portfolio paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

For the Funds/Portfolios for which Invista, PCREI or PCII serves as Sub-Advisor, the following describes the allocation process used. If, in carrying out the investment objectives of the Funds/Portfolios, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Funds/Portfolios at the same time (or, for two or more Funds/Portfolios and any other accounts managed by the Sub-Advisor), the Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which the Registrant, its affiliates and/or its personnel have beneficial interests). The Sub-Advisor may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Sub-Advisor shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Funds/Portfolios and other client accounts whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro rata based on the Allocation Statement. Securities purchased for Funds/Portfolios and other client accounts participating in an aggregate or "bunched" order will be placed into those Funds/Portfolios and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Funds/Portfolios at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund/Portfolio.

The Sub-Advisor expects aggregation or "bunching" of orders, on average, to slightly reduce the cost of execution. The Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.

The Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for the Sub-Advisor's clients are insufficient to provide a meaningful allocation to each participating account. In such cases, the Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.

The following describes the allocation process utilized by the Sub-Advisor for the European, International II, Pacific Basin and Technology Funds:

     Client monies are assigned to BT portfolio managers and are generally grouped into product types. All portfolios within each product type will have similar investment objectives, although individual portfolios may have investment objectives and restrictions that differ to some extent from the overall objectives for that product type.

     The portfolio manager will decide, prior to trading, which products and therefore, which portfolios will take part in the subsequent allocation. All portfolios within a product managed by a particular portfolio manager will participate in the allocation except in the following circumstances:
     o where client cash flow means that a client's portfolio has to be traded separately;
     o    where  there  are  specific  client  restrictions  which  preclude  an allocation;
     o where a nonstandard benchmark or target results in a security being deemed unsuitable for that portfolio;
     o where, in the case of sales, a particular portfolio does not hold the security; and
     o where the trade is partially filled, either for normal trading or for an IPO.
     In these cases, if there is no indication on the order form as to priority of allocation then BT will allocate on a pro-rata basis. Priority of allocation on the order forms may be set due to sensitivity to transaction costs, tax status, tolerance for small holding, tolerance for large holdings or specific exposures (proximity to limits) and turnover considerations.

The following describes the allocation process utilized by the Sub-Advisor for the Partners MidCap Growth Fund:

     Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possibly more attractive prices, will not extend to the directed client. Allocation exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

The following describes the allocation process utilized by the Sub-Advisor for the Partners LargeCap Blend and Partners SmallCap Growth II Funds. Federated has developed allocation procedures for IPOs, secondary market transactions and transactions for Funds with a common portfolio management.

     With respect to IPOs, Federated combines all purchase orders made for each Fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the Funds'participation in the IPOs. Prior to entering the order, Federated will prepare a record of which Funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating Funds in proportion to their participation in the order and notifies the portfolio manager of each participating Fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the Fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the Fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from Fund's wishing to purchase the IPO securities exceed request to sell such securities.

     With respect to transactions among multiple Funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each Fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the Fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.

     With respect to transactions for Fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the Funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of Funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among Funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the Funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf Funds include (but are limited to), with respect to each Fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares
Shares of the Portfolios are no longer sold except to accommodate the reinvestment of capital gains or dividends paid by a Portfolio.

Shares of the Funds can be purchased only by (i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts (Class I shares), (ii) any Fund distributed by Princor, if the Fund seeks to achieve its investment objective by investing primarily in shares of Funds distributed by Princor, and (iii) certain employer sponsored retirement plans (Advisors Preferred, Advisors Select, Preferred and Select Classes of shares).

The Select and Preferred classes of shares are available only through certain registered representatives of Princor Financial Services Corporation who are also employees of Principal Life Insurance Company or fee-based financial planners.
o Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the service contract (or through execution of a service contract offered through an affiliate of Principal Life Insurance Company)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (or through execution of a service contract offered through an affiliate of Principal Life Insurance Company)) if the plan invests at least $10 million in the Principal Investors Fund.

The Advisors Select and Advisors Preferred classes of shares are available only through registered representatives of dealers selected by Princor or financial planners.
o Advisors Select shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $3 million (but less than $10 million) in the Principal Investors Fund.
o Advisors Preferred shares are available to an employer's sponsored retirement plan(s) (the "plan") through the Principal Investors Advantage (the services contract (or through execution of a service contract offered through an affiliate of Principal Life)) if the plan invests at least $10 million in the Principal Investors Fund.

 Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. Shares of the Funds are purchased at the net asset value ("NAV") per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received and accepted by an authorized agent of a Fund. In order to receive a day's price, an order must be received by the close of the regular trading session of the NYSE as described below in "Offering Price."

Sales of Shares
Payment for shares tendered for redemption is ordinarily made in cash. The Board of Directors may determine, however, that it would be detrimental to the remaining shareholders to make payment of a redemption order wholly or partly in cash. The Fund/Portfolio may, therefore, pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund's/Portfolio's portfolio in lieu of cash. If the Fund/Portfolio pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund/Portfolio will value securities used to pay redemptions in kind using the same method the Fund/Portfolio uses to value its portfolio securities as described below in "Offering Price."

Sales of shares, like purchases, may only be effected through the separate accounts of participating insurance companies or an employer sponsored plan. Certain designated organizations are authorized to receive sell orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

The right to require the Funds/Portfolios to redeem their shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

Offering Price
As stated in the Prospectuses, the NAV of each class of the Funds/Portfolios (except Money Market Fund) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Fund/Portfolio shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The per share NAV of each class is determined by taking the total value of a Fund's/Portfolio's securities and other assets less liabilities dividing the remainder proportionately into the classes of the Fund, subtracting the liabilities of each class, dividing the remainder by the total number of shares of that class outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds/Portfolios are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds/Portfolios and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund/Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which a Fund's/Portfolio's NAV is not calculated. A Fund/Portfolio calculates its NAV per class per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

Money Market Fund

The share price of each class of shares of the Money Market Fund is determined at the same time and on the same days as the Funds/Portfolios described above. The share price for each class of shares of the Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, class proportion, then by the number of class shares outstanding.

All securities held by the Money Market Fund are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Fund requires maintenance of a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Fund invests only in obligations determined by the Board of Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the NAV from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of an NAV based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Money Market Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the NAV at $1.00 per share.

TAXATION OF THE FUND

It is a policy of the Funds/Portfolios to make distributions of substantially all of their respective investment income and any net realized capital gains. The Funds/Portfolios intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund/Portfolio fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholder's ability to treat distributions of the Fund/Portfolio in the manner they were received by the Fund/Portfolio.

All income dividends and capital gains distributions, if any, on a Fund's/Portfolio's shares are reinvested automatically in additional shares of the same class of the same Fund/Portfolio at the NAV determined on the first business day following the record date.

Certain Funds/Portfolios may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds/Portfolios if these instruments appreciate in value, the Funds/Portfolios may make various elections permitted by the tax laws. However, these elections could require that the Funds/Portfolios recognize taxable income, which in turn must be distributed.

Some foreign securities purchased by the Funds/Portfolios may be subject to foreign taxes that could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. The Funds/Portfolios may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders. If such election is not made, any foreign taxes paid or accrued will represent an expense to each affected Fund that will reduce its investment company taxable income.

UNDERWRITER

Shares of each Fund are offered on a continuous basis by Princor as principal underwriter. Shares are sold at NAV. In certain circumstances, Princor compensates its registered representatives or a dealer with which it has entered into a selling agreement for their efforts in distributing shares.

Princor did not receive underwriting fees from the sale of Portfolio shares.

CALCULATION OF PERFORMANCE DATA

For all Funds/Portfolios except the Money Market Fund

PERFORMANCE

A Fund may quote performance in various ways. All performance information supplied by a Fund in advertising is historical and is not intended to indicate future returns. Each class's share price and return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

Return Calculations. Returns quoted in advertising reflect all aspects of a class's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a class's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a class over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. Average annual returns covering periods of less than one year are calculated by determining a class's return for the period, extending that return for a full year (assuming that return remains constant over the year), and quoting the result as an annual return. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a class's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a class. In addition to average annual returns, a class may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax or after-tax basis. Returns and other performance information may be quoted numerically or in a table, graph, or similar illustration.

A Fund may also include in its advertisements comparisons of the performance of the Fund to that of various market indices, such as:

     Lehman  Brothers Aggregate Bond Index
     MSCI Euro Index
     Lehman Brothers Longer Term Government/Corporate Bond Index
     Russell 2000 Index Lehman Brothers
     Government/Corporate Bond Index
     Russell 2000 Growth Index
     Lehman Brothers Mortgage-Backed Securities Index
     Russell 2000 Value Index
     Lehman  Brother Short 1-5 Treasury Index
     Russell MidCap Growth Index
     Morgan Stanley Capital International EAFE
       (Europe,  Australia,  Far East) Index
     S&P 500 Growth Index
     S&P 400 MidCap Value Index
     Morgan Stanley Capital International EMF Latin America Index Standard and Poor's 400 MidCap Stock Index
     Morgan Stanley Capital International Pacific Index
     Standard and Poor's 500 Index
     Morgan Stanley REIT Index
     Standard and Poor's SmallCap 600 Index

Money Market Fund


The Money Market Fund advertises its yield and its effective yield.

Yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return
o multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent.

There may be a difference in the net investment income per share used to calculate yield and the net investment income per share used for dividend purposes. This is because the calculation for yield purposes does not include net short-term realized gains or losses on the Fund's investment, which are included in the calculation for dividend purposes.

Effective yield is computed by:
o determining the net change (excluding shareholder purchases and redemptions) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period
o dividing the difference by the value of the account at the beginning of the base period to obtain the base period return compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
The resulting effective yield figure is carried to at least the nearest hundredth of one percent.

The yield quoted at any time for the Money Market Fund represents the amount that has earned during a specific, recent seven-day period and is a function of:
o    the quality of investments in the Money Market Fund's portfolio
o    types of investments in the Money Market Fund's portfolio
o    length of maturity of investments in the Money Market Fund's portfolio
o    Money Market Fund's operating expenses.

The length of maturity for the Money Market Fund's portfolio is calculated using the average dollar weighted maturity of all investments. This means that the portfolio has an average maturity of a stated number of days for its investments. The calculation is weighted by the relative value of each investment.

The yield for the Money Market Fund will fluctuate daily as the income earned on its investments fluctuates. There is no assurance the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies. There is no guarantee that the NAV or any stated rate of return will remain constant. A shareholder's investment in the Funds/Portfolios is not insured. Investors comparing results of the Money Market Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may be presented by the Funds/Portfolios.

FINANCIAL STATEMENTS

The financial statements for the International Emerging Markets, International Securities, International SmallCap and Mortgage-Backed Securities Portfolios for the year ended December 31, 1999 are part of this Statement of Additional Information. The financial statements appear in the Annual Reports to
Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

Financial statements and financial highlights for the other Funds will be included in the Annual Report when they have completed an annual period.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.  Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

AAA: Debt rated  "AAA" has the  highest  rating  assigned  by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B,  CCC,  CC: Debt rated "BB", "B", "CCC" and "CC" is regarded,  on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: The rating "C" is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

A-2: Capacity  for timely  payment on issues  with this  designation  is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this  designation  have a satisfactory  capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:   Issues  rated "B" are  regarded  as having only an  adequate  capacity  for
     timely  payment.   However,  such  capacity  may  be  damaged  by  changing
     conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor's rates notes with a maturity of less than three years as follows:

SP-1:A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

SP-2:A satisfactory capacity to pay principal and interest.

SP-3:A speculative capacity to pay principal and interest.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

     (a)  (1)  a.   Articles of Amendment and Restatement (filed 4/12/96)
               b.   Articles of Amendment and Restatement*
          (2)       Articles of Amendment  (filed 9/12/97)
          (3)       Certificate of Correction*

     (b)            By-laws*

     (c)            N/A

     (d)  (1)  a.   Management Agreement (filed 9/12/97)
               b.   1st Amendment to the Management Agreement*
               c.   Management Agreement**
          (2)  a.   Invista Sub-Advisory Agreement (filed 9/12/97)
               b.   1st Amendment to the Invista Sub-Advisory Agreement*
          (3)       American Century Sub-Advisory Agreement**
          (4)       Bernstein Sub-Advisory Agreement**
          (5)       BT Sub-Advisory Agreement*
          (6)       Federated Sub-Advisory Agreement**
          (7)       Neuberger Berman Sub-Advisory Agreement**
          (8)       Morgan Stanley Sub-Advisory Agreement**
          (9)       Principal Capital Income Investors Sub-Advisory Agreement**
         (10)       Principal Capital Real Estate Investors Sub-Advisory
                    Agreement**
         (11)       Turner Sub-Advisory Agreement**
         (12)       PCII Cash Management Sub-Advisory Agreement**

     (e)  (1)  a.   Distribution Agreement (filed 4/12/96)
               b.   1st Amendment to the Distribution Agreement*
               c.   Distribution Agreement*
          (2)       Selling Agreement*

     (f)            N/A

     (g)  (1)  a.   Domestic Portfolio Custodian Agreement with
                      Bank of New York (filed 4/12/96)
               b.   Domestic Funds Custodian Agreement with Bank of New York**
          (2)  a.   Global Portfolio Custodian Agreement with
                      Chase Manhattan Bank (filed 4/12/96)
               b.   Global Funds Custodian Agreement with
                      Chase Manhattan Bank**

     (h)  (1)       Transfer Agency Agreement for Class I shares*
          (2)       Shareholder Services Agreement**
          (3)  a.   Investment Service Agreement (filed 9/12/97)
               b.   1st Amendment to the Investment Service Agreement*
          (4)       Accounting Services Agreement*
          (5)       Administrative Services Agreement*
          (6)       Service Agreement*
          (7)       Service Sub-Agreement*

     (i)            Legal Opinion (filed 4/12/96)

     (j)            Consents of Auditors**

     (k)            Financial Statements included in this Registration
                    Statement:
          (1)       Part A:
                              None
          (2)       Part B:
                              None
          (3) Semi-Annual Report to Shareholders filed under Rule N-30D-1 on August ________, 2000**

     (l)  (1)       Initial Capital Agreement-ISP & MBS (filed 4/12/96)
          (2)       Initial Capital Agreement-IEP*
          (3)       Initial Capital Agreement-ICP*
          (4-38)    Initial Capital Agreement**

     (m)            Rule 12b-1 Plan
          (1)       Advisors Preferred Plan*
          (2)       Advisors Select Plan*

     (n)            Financial Data Schedule
          (1)       International Emerging Markets Portfolio**
          (2)       International Securities Portfolio**
          (3)       International SmallCap Portfolio**
          (4)       Mortgage-Backed Securities Portfolio**

     (o)            Rule 18f-3 Plan*

     (p)            Code of Ethics
          (1)       BT Funds Management*
          (2)       Invista Capital Management*
          (3)       Principal Capital Income Investors*
          (4)       Principal Capital Real Estate Investors*
          (5)       Turner Investment Partners*
          (6)       Morgan Stanley Asset Management*
          (7)       Neuberger Berman Management*
          (8)       Bernstein Investment Research*
          (9)       American Century Investment Management*
         (10)       Federated Investment Management*

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd:

          a.   BT Financial Group Pty Ltd. an Australia holding company.

          Subsidiary  wholly-owned by BT Financial Group Pty Ltd:

          a. BT Investments (Australia) Limited a Delaware holding company.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a.   BT  Australia   (Holdings)   Ltd  an  Australia   commercial  and
               investment banking and asset management company.

          Subsidiary wholly-owned by BT  Australia   (Holdings)   Ltd:

          a. BT Australia Limited an Australia company engaged in asset management and trustee/administrative activites.

          Subsidiaries wholly-owned by BT Financial Group Limited:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Funds Management (International) Limited an Australia company who manages international funds (New Zealand, Singapore, Asia, North America and United Kingdom).

          d. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          e.   BT (Queensland) Pty Limited an Australia trustee company.

          f. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          g. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          h. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          i.   QV1 Pty Limited an Australia company.

          Subsidiaries wholly-owned by BT Portfolio Services Limited:

          a. BT Custodial Services Pty Ltd an Australia custodian nominee for investment management activities.

          b. National Registry Services Pty Ltd. an Australia company that engages in registry services.

          c. National Registry Services (WA) Pty Limited an Australia company that engages in registry services.

          d. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Funds Management Limited:

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          Subsidiary  organized and  wholly-owned  by BT Custodial  Services Pty
          Ltd:

          a. BT Hotel Group Pty Ltd an Australia corporation - an inactive shelf corporation to be wound up.

          b. BT Custodians Ltd an Australia manager and trustee of various unit trusts.

          c.   Dellarak Pty Ltd an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a. BT Portfolio Service (NZ) Limited a New Zealand company that provides third party administration and registry services.

          b. BT New Zealand Nominees Limited a New Zealand company who acts as a custodian for local assets.

          c.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          b.   Principal Hotels Holdings Trust an Australia trust company.

          Subsidiary  organized and  wholly-owned  by Principal Hotels Holdings
          Trust:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          b.   Principal Hotels Australia Trust a trust company.

          Subsidiary  organized and  wholly-owned  by Principal Hotels Australia
          Trust:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          b.   BT Hotel Trust an Australia trust.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 27.47% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on September 13,2000

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 13.63% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13,2000

               Principal European Equity Fund, Inc. (a Maryland Corporation) 77.96% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.01% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 8.13% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.86% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International Fund, Inc. (a Maryland Corporation) 24.18% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal International SmallCap Fund, Inc. (a Maryland Corporation) 10.89% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 16.58% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 18.37% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 84.43% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal  Partners   Aggressive  Growth  Fund,  Inc.(a  Maryland
               Corporation) 4.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 28.03% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 22.41% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 56.26% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 5.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 83.56% of shares outstanding of the International Emerging Markets Portfolio, 46.62% of the shares outstanding of the International Securities Portfolio, 98.66% of shares outstanding of the International SmallCap Portfolio and 100% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.05% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on September 13, 2000.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on
               September 13, 2000: Aggressive Growth, Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index (f/k/a Stock Index 500), MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          Subsidiaries  organized and  90% owned  by Principal Life Insurance
          Company:

          a. PT Asuransi Jiwa Principal Indonesia (an Indonesia Corporation) a life insuranced corporation which offers group and individual products.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Structured Investments, LLC (a Delaware Corporation) a limited liability company that provides product development administration, marketing and asset management services associated with stable value products together with other related institutional financial services including derivatives, asset-liability management, fixed income investment management and ancillary money management products.

          b. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          c. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          d. Principal Real Estate Investors, LLC (a Delaware Corporation) a registered investment advisor.

          e. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          f. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          g. Principal Income Investors, LLC a Delaware limited liability company which provides investment and financial services.

          h. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal Spectrum Associates, Inc. (a California Corporation) a real estate development company.

          f. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          g.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          h. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          i. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          j. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          k. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          l. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          m. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          n. The Principal Financial Group, Inc. (a Delaware corporation) a corporation which is currently inactive.

          o. Principal Product Network, Inc. (a Delaware corporation) an insurance broker.

          p. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          q. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          r. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          s. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          t. Professional Pensions, Inc. d/b/a Northeast Plan Administrators (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          u. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          v. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          Subsidiaries organized and wholly-owned by PT Asuransi Jiwa Principal Indonesia:

          a.   PT Jasa Principal Indonesia an Indonesia pension company.

          b. PT Principal Capital Management Indonesia an Indonesia funds management company.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International Espana, S.A. de Seguros de Vida (Spain) a life insurance, annuity, and accident and health company.

          b.   Zao Principal International (a Russia Corporation) inactive.

          c.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          d. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          e. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          f. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          g.   Principal International de Chile, S.A. (Chile) a holding company.

          h. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          i.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          j.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          k.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International Espana, S.A. de Seguros de Vida (Spain):

          a. Princor International Espana S.A. de Agencia de Seguros (Spain) an insurance agency.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   John E. Aschenbrenner        Principal         Executive Vice President
   Director                     Financial Group   Principal Life Insurance
                                                  Company

   Craig R. Barnes              Same              President & Chief Executive
   Vice President                                 Officer, Invista Capital
                                                  Management LLC

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Executive Vice President

   David J. Drury               Same              Chairman of the Board
   Director                                       Principal Life
                                                  Insurance Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Compliance
   & Product Development

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   Ellen Z. Lamale              Same              Senior Vice President &
   Director                                       Chief Actuary Principal Life
                                                  Insurance Company

   Julia M. Lawler              Same              Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Richard L. Prey              Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller- Broker Dealer
   Controller                                     Operations
                                                  Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Jean B. Schustek             Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

     Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal
Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Special Markets Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to
Section  403(b) of the Internal  Revenue  Code,  Section 457  retirement  plans,
Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jerald L. Bogart         Insurance License Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Drury           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Compliance and Product Development
     Financial Group
     Des Moines, IA 50392

     Thomas J. Graf           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ellen Z. Lamale          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julia M. Lawler          Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Systems and Technology
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Richard L. Prey          Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Layne A. Rasmussen       Controller -
     The Principal            Mutual Funds
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Elizabeth R. Ring        Controller
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Product Compliance Officer -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  50392

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Compliance Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.

Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 22nd day of September, 2000.


                             PRINCIPAL INVESTORS FUND, INC.

                                       (Registrant)



                             By          /s/ R. C. Eucher
                                --------------------------------------
                                 R. C. Eucher
                                 President and Director


Attest:


/s/ A. S. Filean
--------------------------------------
A. S. Filean
Vice President and Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director             09/22/2000
R. C. Eucher                       (Principal Executive Officer)      __________



   (J. B. Griswell)*
_____________________________      Director and                       09/22/2000
J. B. Griswell                     Chairman of the Board              __________


/s/ K. L. Tibbetts
_____________________________      Senior Vice President and          09/22/2000
K. L. Tibbetts                     Chief Financial Officer            __________
                                   Princcipal Financial and
                                   Accounting Officer)

   (J. D. Davis)*
_____________________________      Director                           09/22/2000
J. D. Davis                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                           09/22/2000
P. A. Ferguson                                                        __________


   (B. A. Lukavsky)*
_____________________________      Director                           09/22/2000
B. A. Lukavsky                                                        __________

                                        *By   /s/R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director


                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included



                               POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, J. B. Griswell, M.
D. Roughton, E. H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 14th day of September, 2000.

/s/K. L. Tibbetts

K. L. Tibbetts